TOUCHSTONE FAMILY OF FUNDS
--------------------------

                                                                      PROSPECTUS
                                                                    JUNE 9, 2000

TOUCHSTONE TAX-FREE TRUST

o  TAX-FREE INTERMEDIATE TERM FUND

o  OHIO INSURED TAX-FREE FUND

o  TAX-FREE MONEY FUND

o  OHIO TAX-FREE MONEY FUND

o  CALIFORNIA TAX-FREE MONEY FUND

o  FLORIDA TAX-FREE MONEY FUND

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Tax-Free Trust (the "Trust"), a group of 6 tax-free bond funds and money market funds. The Trust is part of the Touchstone Family of Funds, which also includes Touchstone Investment Trust, a group of 6 taxable bond and money market mutual funds, and Touchstone Strategic Trust, a group of 8 equity mutual funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 800.543.0407.

TABLE OF CONTENTS

                                                                            PAGE

TAX-FREE INTERMEDIATE TERM FUND................................................4

OHIO INSURED TAX-FREE FUND.....................................................9

TAX-FREE MONEY FUND...........................................................14

OHIO TAX-FREE MONEY FUND......................................................19

CALIFORNIA TAX-FREE MONEY FUND................................................24

FLORIDA TAX-FREE MONEY FUND...................................................29

INVESTMENT STRATEGIES AND RISKS...............................................34

THE FUNDS' MANAGEMENT.........................................................39

INVESTING WITH TOUCHSTONE.....................................................41

DISTRIBUTIONS AND TAXES.......................................................52

FINANCIAL HIGHLIGHTS..........................................................55

FOR MORE INFORMATION..........................................................65

TAX-FREE INTERMEDIATE TERM FUND
-------------------------------

THE FUND'S INVESTMENT GOAL

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in municipal obligations rated within the 3 highest rating categories. If a security's rating is reduced below the 3 highest rating categories by a rating agency, the security will be sold. The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

The Fund will primarily invest in municipal obligations with remaining maturities of 20 years or less and will seek to maintain an average weighted maturity of between 3 and 10 years. However, the Fund may invest in securities of any maturity.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    When-issued obligations
     o    Obligations with puts attached

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o Because the Fund's securities may have longer maturities and/or lower ratings than other bond funds, which could cause greater fluctuation in the Fund's share price

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you seek an intermediate-term investment with moderate risk that offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek a higher income return or higher yield than a short-term investment, like a money market fund. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Tax-Free Intermediate Term Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                   TAX-FREE INTERMEDIATE TERM FUND -- CLASS A

YEARS           TOTAL RETURN

1990                 6.04%

1991                 9.09%

1992                 7.71%

1993                10.94%

1994                -2.93%

1995                11.58%

1996                 3.87%

1997                 5.87%

1998                 5.07%

1999                 0.87%

     During the period shown in the bar chart, the highest quarterly return was 4.35% (for the quarter ended March 31, 1995) and the lowest quarterly return was -3.37% (for the quarter ended March 31, 1994).

     The year-to-date total return of the Fund's Class A shares as of March 31, 2000 is 1.52%.

The table below indicates the risks of investing in the Touchstone Tax-Free Intermediate Term Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers 5-Year Municipal General Obligation Bond Index. The Lehman Brothers 5-Year Municipal General Obligation Bond Index consists of investment grade bonds with maturities ranging from 4 years up to (but not exceeding) 6 years. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                      Since Fund
                                     1 Year     5 Years    10 Years    Started*
Tax-Free Intermediate Term
Fund - Class A                       -5.58%       4.01%       5.03%      5.71%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal General
Obligation Bond Index                 0.71%       5.80%       6.16%      4.47%
--------------------------------------------------------------------------------
Tax-Free Intermediate Term
Fund - Class C                       -2.75%       4.10%       N/A        2.74%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal General
Obligation Bond Index                 0.71%       5.80%       6.16%      4.47%
--------------------------------------------------------------------------------

     * Inception date for the Class A shares was September 10, 1981, and Class C shares was February 1, 1994.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)
                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          4.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        4.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price             *              1.00%2
or the amount redeemed, whichever is less)
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------
Exchange Fee                                         None              None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
     First 6 checks per month                        None              None
--------------------------------------------------------------------------------
     Additional checks per month                  $  0.25           $  0.25
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      0.50%             0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.09%             0.53%
--------------------------------------------------------------------------------
Other Expenses                                       0.40%             0.71%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 0.99%             1.74%
--------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of their purchase.
     ** You will be charged a fee for each wire redemption. This fee is subject to change.

     1    You may pay a reduced sales charge on very large purchases.
     2    The 1.00% is waived if shares are held for one year or longer.

The following example should help you compare the cost of investing in the Tax-Free Intermediate Term Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 Class A Shares      Class C Shares

               1 Year                $  571              $  300
               ----------------------------------------------------
               3 Years               $  775              $  666
               ----------------------------------------------------
               5 Years               $  996              $1,057
               ----------------------------------------------------
               10 Years              $1,630              $2,151
               ----------------------------------------------------

OHIO INSURED TAX-FREE FUND
--------------------------

THE FUND'S INVESTMENT GOAL

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in high quality, long-term Ohio municipal obligations that are rated within the highest rating category by a rating agency and that are protected by insurance guaranteeing the payment of principal and interest in the event of default. The Fund may also purchase uninsured Ohio municipal obligations if they are either short-term Ohio municipal obligations or obligations guaranteed by the U.S. Government.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may purchase Ohio municipal obligations and other securities that are rated within the 4 highest rating categories by a rating agency. If a security's rating is reduced below the 4 highest rating categories, the security will be sold. The Fund may purchase unrated obligations that the Sub-Advisor determines to be of comparable quality.

The Fund will seek to maintain an average weighted maturity of more than 15 years. The Fund may reduce its average weighted maturity if warranted by market conditions, but will not reduce its average weighted maturity to below 10 years.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    When-issued obligations
     o    Obligations with puts attached

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because issuers of uninsured obligations may be unable to make timely payments of interest or principal
     o Because the Fund's securities may have longer maturities than other bond funds, which could cause greater fluctuation in the Fund's share price
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of Ohio decline
     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one issuer and the securities of that issuer may not increase in value as expected

The portfolio manager believes that the Fund's credit risks will be substantially reduced by insurance. Although insurance reduces the credit risks to the Fund by protecting against losses from defaults by an issuer, it does not protect against market fluctuation. Also, there are no guarantees that any insurer will be able to meet its obligations under an insurance policy.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an Ohio resident looking for an intermediate-term investment with moderate risk that offers income exempt from both federal and Ohio income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek a higher income return or higher yield than a short-term investment, like a money market fund.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Ohio Insured Tax-Free Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                      OHIO INSURED TAX-FREE FUND -- CLASS A

YEARS           TOTAL RETURN

1990                 5.92%

1991                11.01%

1992                 8.76%

1993                12.59%

1994                -5.37%

1995                15.86%

1996                 3.07%

1997                 7.20%

1998                 5.54%

1999                -3.10%

     During the period shown in the bar chart, the highest quarterly return was 6.59% (for the quarter ended March 31, 1995) and the lowest quarterly return was -5.28% (for the quarter ended March 31, 1994).

     The year-to-date return of the Fund's Class A shares as of March 31, 2000 is 3.27%.

The table below indicates the risks of investing in the Touchstone Ohio Insured Tax-Free Fund. It shows how the Fund's average annual returns for the periods shown compare to that of the Lehman Brothers 15-Year Municipal General Obligation Bond Index. The Lehman Brothers 15-Year Municipal General Obligation Bond Index consists of investment grade bonds with maturities ranging from 12 years up to (but not exceeding) 17 years. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                      Since Fund
                                     1 year     5 Years     10 Years   Started*
Ohio Insured Tax-Free Fund -
Class A                              -7.70%       4.51%       5.44%      6.81%
--------------------------------------------------------------------------------
Lehman Brothers 15-Year
Municipal General
Obligation Bond Index                -2.92%       7.72%       7.27%      5.27%
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -
Class C                              -5.02%       4.58%        N/A       2.87%
--------------------------------------------------------------------------------
Lehman Brothers 15-Year
Municipal General
Obligation Bond Index                -2.92%       7.72%       7.27%      5.27%
--------------------------------------------------------------------------------

     * Inception date for the Class A shares was April 1, 1985, and Class C shares was November 1, 1993.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)
                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          4.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        4.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or the
amount redeemed, whichever is less)                     *              1.00%2
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------
Exchange Fee                                         None              None
--------------------------------------------------------------------------------

                                                      Annual Fund Operating
                                                   Expenses (expenses that are
                                                    deducted from Fund assets)

Management Fees                                      0.50%             0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.01%             0.54%
--------------------------------------------------------------------------------
Other Expenses                                       0.24%             0.50%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 0.75%             1.50%
--------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of their purchase.
     ** You will be charged a fee for each wire redemption. This fee is subject to change.

     1    You may pay a reduced sales charge on very large purchases.
     2    The 1.00% is waived if shares are held for one year or longer.

The following example should help you compare the cost of investing in the Ohio Insured Tax-Free Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 Class A Shares      Class C Shares

               1 Year                $  548              $  276
               --------------------------------------------------------
               3 Years               $  703              $  593
               --------------------------------------------------------
               5 Years               $  872              $  933
               --------------------------------------------------------
               10 Years              $1,361              $1,893
               --------------------------------------------------------

TAX-FREE MONEY FUND
-------------------

THE FUND'S INVESTMENT GOAL

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest exempt from federal income tax.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you seek a relatively low risk, short-term investment that offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a stable share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                               TAX-FREE MONEY FUND

YEARS           TOTAL RETURN

1990                 5.56%

1991                 4.38%

1992                 2.82%

1993                 2.09%

1994                 2.49%

1995                 3.40%

1996                 2.92%

1997                 2.97%

1998                 2.98%

1999                 2.77%

     During the period shown in the bar chart, the highest quarterly return was 1.38% (for the quarter ended December 31, 1990) and the lowest quarterly return was 0.47% (for the quarter ended September 30, 1993).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The table below indicates the risks of investing in the Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                   1 Year           5 Years           10 Years

Tax-Free Money Fund                 2.77%            3.01%              3.23%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases               None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None
--------------------------------------------------------------------------------
Redemption Fee                                                    *
--------------------------------------------------------------------------------
Exchange Fee                                                   None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
     First 6 checks per month                                  None
--------------------------------------------------------------------------------
     Additional checks per month                              $0.25
--------------------------------------------------------------------------------

                                                      Annual Fund Operating
                                                   Expenses (expenses that are
                                                    deducted from Fund assets)

Management Fees                                               0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                     0.01%
--------------------------------------------------------------------------------
Other Expenses                                                0.44%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses1                         0.95%
--------------------------------------------------------------------------------
Fee Waiver and Expense Reimbursement1                         0.06%
--------------------------------------------------------------------------------
Net Expenses                                                  0.89%
--------------------------------------------------------------------------------

     * You will be charged a fee for each wire redemption. This fee is subject to change.

     1 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit Total Annual Fund Operating Expenses to 0.89%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2001.

The following example should help you compare the cost of investing in the Touchstone Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year                $   91
               -------------------------------------
               3 Years               $  297
               -------------------------------------
               5 Years               $  520
               -------------------------------------
               10 Years              $1,161
               -------------------------------------

* The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

OHIO TAX-FREE MONEY FUND
------------------------

THE FUND'S INVESTMENT GOAL

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest at least 80% of its total assets in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of Ohio municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of Ohio decline
     o May decrease because the Fund is non-diversified and it holds a significant percentage of its assets in the securities of one issuer and the securities of that issuer may not increase in value as expected

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an Ohio resident seeking a relatively low risk, short-term investment that offers income exempt from both federal and Ohio income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a stable share price and offers retail shareholders the added convenience of writing checks directly from their account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Ohio Tax-Free Money Fund. It shows changes in the performance of the Fund's Retail (Class A) shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Institutional shares offered by the Fund will differ from the returns of Retail Shares shown in the bar chart, depending on the expenses of that class.

                    OHIO TAX-FREE MONEY FUND - RETAIL SHARES

YEARS           TOTAL RETURN

1990                 5.48%

1991                 4.25%

1992                 2.68%

1993                 1.99%

1994                 2.40%

1995                 3.40%

1996                 2.94%

1997                 3.08%

1998                 2.96%

1999                 2.70%

     During the period shown in the bar chart, the highest quarterly return was 1.37% (for the quarter ended December 31, 1990) and the lowest quarterly return was 0.46% (for the quarter ended March 31, 1994).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The table below indicates the risks of investing in the Ohio Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                      Since Fund
                                      1 year    5 Years     10 Years   Started*
Ohio Tax-Free Money Fund -
Retail Shares                          2.70%      3.01%       3.18%       N/A
--------------------------------------------------------------------------------
Ohio Tax-Free Money Fund -
Institutional Shares                   2.96%       N/A         N/A       3.17%
--------------------------------------------------------------------------------

     *    Inception date for Institutional shares was January 7, 1997.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid
                                                  directly from your investment)
                                                    Retail        Institutional
                                                    Shares            Shares

Maximum Sales Charge (Load) Imposed on Purchases     None              None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                 None              None
--------------------------------------------------------------------------------
Redemption Fee                                          *              None
--------------------------------------------------------------------------------
Exchange Fee                                         None              None
--------------------------------------------------------------------------------
                                                                    Checking
Check Redemption Processing Fee                                   Not Available
--------------------------------------------------------------------------------
     First 6 checks per month                        None
--------------------------------------------------------------------------------
     Additional checks per month                   $ 0.25
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)
Management Fees                                      0.44%             0.44%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.23%             None
--------------------------------------------------------------------------------
Other Expenses                                       0.10%             0.07%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 0.77%             0.51%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement1             0.02%             0.01%
--------------------------------------------------------------------------------
Net Expenses                                         0.75%             0.50%
--------------------------------------------------------------------------------

     * Retail shareholders will be charged a fee for each wire redemption. This fee is subject to change.

     1 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses to 0.75% for

          Retail Shares and 0.50% for Institutional Shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2001.

The following example should help you compare the cost of investing in Ohio Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      Institutional
                                  Retail Shares           Shares

               1 Year                  $ 77                $ 51
               ----------------------------------------------------
               3 Years                 $244                $163
               ----------------------------------------------------
               5 Years                 $426                $284
               ----------------------------------------------------
               10 Years                $995                $640
               ----------------------------------------------------

     * The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after Year 1.

CALIFORNIA TAX-FREE MONEY FUND
------------------------------

THE FUND'S INVESTMENT GOAL

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and California income tax, consistent with liquidity and stability of principal. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities that pay interest that is exempt from both federal income tax and California income tax.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may invest in the following types of California municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If the economic conditions within the State of California decline
     o Because the Fund is non-diversified and it holds a significant percentage of its assets in the securities of one issuer and the securities of that issuer may not increase in value as expected

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are a California resident seeking a relatively low risk, short-term investment that offers income exempt from both federal and California income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a constant share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the California Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                         CALIFORNIA TAX-FREE MONEY FUND

YEARS           TOTAL RETURN

1990                 5.48%

1991                 4.25%

1992                 2.77%

1993                 1.95%

1994                 2.29%

1995                 3.18%

1996                 2.78%

1997                 2.89%

1998                 2.82%

1999                 2.52%

     During the period shown in the bar chart, the highest quarterly return was 1.29% (for the quarter ended December 31, 1990) and the lowest quarterly return was 0.44% (for the quarter ended March 31, 1994).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The table below indicates the risks of investing in the California Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                      Since Fund
                                      1 year     5 Years    10 Years   Started*

California Tax-Free Money Fund         2.52%      2.84%       3.09%      3.20%
--------------------------------------------------------------------------------

     *    Inception date for the Fund was July 25, 1989.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases              None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee                                                   *
--------------------------------------------------------------------------------
Exchange Fee                                                  None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
     First 6 checks per month                                 None
--------------------------------------------------------------------------------
     Additional checks per month                              $0.25
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)
Management Fees                                               0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                     0.05%
--------------------------------------------------------------------------------
Other Expenses                                                0.20%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          0.75%
--------------------------------------------------------------------------------

     * You will be charged a fee for each wire redemption. This fee is subject to change.

The following example should help you compare the cost of investing in the California Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year                  $ 77
               -------------------------------------
               3 Years                 $240
               -------------------------------------
               5 Years                 $417
               -------------------------------------
               10 Years                $930
               -------------------------------------

FLORIDA TAX-FREE MONEY FUND
---------------------------

THE FUND'S INVESTMENT GOAL

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may invest in the following types of Florida municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of Florida decline
     o Because the Fund is non-diversified and it holds a significant percentage of its assets in the securities of one issuer and the securities of that issuer may not increase in value as expected

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are a Florida resident seeking a relatively low risk, short-term investment that offers income exempt from both federal tax and the Florida intangible personal tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment which maintains a constant share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Florida Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                           FLORIDA TAX-FREE MONEY FUND

YEARS           TOTAL RETURN

1993                 2.24%

1994                 2.40%

1995                 3.56%

1996                 2.98%

1997                 3.00%

1998                 2.94%

1999                 2.63%

     During the period shown in the bar chart, the highest quarterly return was 0.94% (for the quarter ended June 30, 1995) and the lowest quarterly return was 0.49% (for the quarter ended March 31, 1994).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The table below indicates the risk of investing in the Florida Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                  Since
                                                                  Fund
                                     1 Year         5 Years      Started*

Florida Tax-Free Money Fund           2.63%          3.02%         2.82%
--------------------------------------------------------------------------------

* Inception date for the Fund was November 13, 1992.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases              None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee                                                   *
--------------------------------------------------------------------------------
Exchange Fee                                                  None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
     First 6 checks per month                                 None
--------------------------------------------------------------------------------
     Additional checks per month                             $0.25
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                               0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                     0.22%
--------------------------------------------------------------------------------
Other Expenses                                                0.26%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          0.98%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement1                      0.23%
--------------------------------------------------------------------------------
Net Expenses                                                  0.75%
--------------------------------------------------------------------------------

     * You will be charged a fee for each wire redemption. This fee is subject to change.

     1 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses to 0.75%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2001.

The following example should help you compare the cost of investing in the Florida Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year                 $   77
               -------------------------------------
               3 Years                $  289
               -------------------------------------
               5 Years                $  519
               -------------------------------------
               10 Years               $1,180
               -------------------------------------

     * The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone advisors and the Trust for the periods after Year 1.

INVESTMENT STRATEGIES AND RISKS
-------------------------------

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund may change its investment goal(s) by a vote of the Board of Trustees, without shareholder approval. You would be notified at least 30 days before any such change took effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

Each of the Tax Free-Intermediate Term Fund and Ohio Insured Tax-Free Fund also invests in:

     o  Floating and variable rate municipal obligations
     o  Lease obligatons

THE FUNDS AT A GLANCE.

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the main risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?

The following table shows the types of securities in which each Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Funds' investments are described in detail below.

-------------------------------------------------------------------------------------------------------------------------
                                    TAX FREE                                                   CALIFORNIA       FLORIDA
                                  INTERMEDIATE   OHIO INSURED     TAX-FREE    OHIO TAX-FREE     TAX-FREE        TAX-FREE
                                   TERM FUND     TAX-FREE FUND   MONEY FUND     MONEY FUND     MONEY FUND      MONEY FUND
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS
---------------------
-------------------------------------------------------------------------------------------------------------------------
Invests primarily in                   P               P             P              P               P              P
Municipal Obligations
-------------------------------------------------------------------------------------------------------------------------
Invests in money market                                              P              P               P              P
instruments
-------------------------------------------------------------------------------------------------------------------------
Invests primarily in
investment grade debt                  P               P
securities
-------------------------------------------------------------------------------------------------------------------------
Invests in floating and
variable rate municipal                O               O             P              P               P              P
obligations
-------------------------------------------------------------------------------------------------------------------------
Invests in when-issued                 P               P             P              P               P              P
obligations
-------------------------------------------------------------------------------------------------------------------------
Invests in obligations with            P               P             P              P               P              P
puts attached
-------------------------------------------------------------------------------------------------------------------------
Invests in lease obligations           O               O
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
---------------------
-------------------------------------------------------------------------------------------------------------------------
Emphasizes federal                     P               P             P              P               P              P
tax-exempt income
-------------------------------------------------------------------------------------------------------------------------
Emphasizes state tax-exempt                            P                            P               P              P
income
-------------------------------------------------------------------------------------------------------------------------
Emphasizes insured                                     P
municipal obligations
-------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

     o Ohio Municipal Obligations are issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax.

     o California Municipal Obligations are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax.

     o Florida Municipal Obligations are issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and the Florida intangible personal property tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features which permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations with out puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

LEASE OBLIGATIONS are municipal obligations that constitute participations in lease obligations of municipalities to acquire land and a wide variety of equipment and facilities. While a lease obligation is not a general obligation of the municipality that has pledged its taxing power, a lease obligation is ordinarily backed by the municipality's promise to budget for, appropriate for and make payments due under the obligation. Some lease obligations may contain specific clauses providing that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis.

INSURED MUNICIPAL OBLIGATIONS are municipal obligations that require an insurer to make payments of principal and interest, when due, if the issuer defaults on its payments. The obligations purchased by the Ohio Insured Tax-Free Fund will be insured either through an insurance policy purchased by the issuer of the obligation or through an insurance policy purchased by the Fund.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?

The following table shows some of the main risks to that each Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below.

-------------------------------------------------------------------------------------------------------------------------
                                    TAX-FREE                                                   CALIFORNIA       FLORIDA
                                  INTERMEDIATE   OHIO INSURED     TAX-FREE    OHIO TAX-FREE     TAX-FREE        TAX-FREE
                                   TERM FUND     TAX-FREE FUND   MONEY FUND     MONEY FUND     MONEY FUND      MONEY FUND
-------------------------------------------------------------------------------------------------------------------------
CREDIT RISK                            P               P             P              P               P               P
-----------
-------------------------------------------------------------------------------------------------------------------------
INTEREST RATE RISK                     P               P             P              P               P               P
------------------
-------------------------------------------------------------------------------------------------------------------------
NON-DIVERSIFICATION RISK                               P                            P               P               P
------------------------
-------------------------------------------------------------------------------------------------------------------------
CONCENTRATION RISK                     P               P             P              P               P               P
------------------
-------------------------------------------------------------------------------------------------------------------------
TAX RISK                               O               O             O              O               O               O
--------
-------------------------------------------------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUNDS

CREDIT RISK. The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of a Fund's portfolio securities.

INTEREST RATE RISK. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund will vary from day to day due to changes in interest rates. Generally, each Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest more than 5% of its assets in the securities of a single issuer. This may cause the value of the Fund's shares to be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares in a diversified fund.

CONCENTRATION RISK. A Fund that invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

     o Ohio Municipal Obligations. Economic and political conditions in the state of Ohio may impact the value of Ohio Municipal Obligations. The economy of Ohio, once concentrated in manufacturing, has diversified since the 1980s. The state has brought its employment mix more in line with the national average, although manufacturing is still above the national average, at 19.8% in 1998, versus 15.3% for the nation. Statewide employment levels continue to increase, with total employment in 1998 up 1% over the prior year. At the end of the 1998 fiscal year the state had a general revenue fund balance of $2.6 billion. The state's 2000-2001 budget will address funding for primary and secondary education in response to a 1998 decision by the Ohio Supreme Court declaring the current system of school funding unconstitutional. The Ohio Supreme Court's decision poses challenges to the state to balance education funding with competing state spending requirements, while maintaining its strong financial position. Although no issuers of Ohio Municipal Obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio Municipal Obligations.

     o California Municipal Obligations. Economic and political conditions in the state of California may impact the value of California Municipal Obligations. California has a broad-based economy, with manufacturing representing just 15% of state employment, services representing 31% and trade 23%. Although the nationwide recession of the early 1990s severely affected several key industries, such as defense, aerospace and high technology, gains in the export, entertainment, tourism and computer sectors have helped drive the recent recovery. This has led to improved state finances and has eliminated the need to borrow externally across fiscal years for cash flow purposes. However, the state's future budgets will be challenged by school enrollment growth and Proposition 98 mandated school funding levels, prison funding required by new mandatory sentencing laws, social service needs and a two-thirds legislative requirement for budget passage. Although no issuers of California municipal obligations are currently in default on their payments of interest and principal, a default could adversely impact the market values and marketability of all California Municipal Obligations.

     o Florida Municipal Obligations. Economic and political conditions in the state of Florida may impact the value of Florida Municipal Obligations. Florida has a service-based economy that continues to diversify and grow at a steady pace. Florida does not have a tax on personal income but has an ad valorem tax on intangible personal property as well as sales and use taxes. These taxes are the principal source of funds to meet state expenses, including the repayment of its debt obligations. As a result, the state has a relatively narrow tax base with 71% of its revenues derived from the 6% sales and use tax. The state's income structure depends more on property income
          (dividends, income and rent) and transfer payments (social security and pension benefits) due to the significant retirement age population. Despite this reliance on a cyclical revenue source, Florida has managed its overall financial program well. The
          state  has  generated   operating  surpluses  in  recent  years  while
          maintaining tax levels and funding growth-related service requirements. Florida's future budgets will be challenged by the passage of a constitutional amendment obligating the state to make ample provision for high-quality education for all children, limits on state sales tax growth due to the rapid expansion of Internet commerce, and the effect of international economic uncertainty on the state's exports and tourism business. Although no issuers of Florida Municipal Obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Florida Municipal Obligations

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

THE FUNDS' MANAGEMENT
---------------------

INVESTMENT ADVISOR

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 311 Pike Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 1999, Touchstone Advisors had approximately $422 million in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Funds' Sub-Advisor, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone  Advisors will also continually monitor the performance of the Funds'
Sub-Advisor   performance   through  various  analyses  and  through  in-person,
telephone and written consultations with the Funds' Sub-Advisor.

Touchstone  Advisors  discusses its expectations for performance with the Fund's
Sub-Advisor.    Touchstone    Advisors   provides   written    evaluations   and
recommendations to the Board of

Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

Beginning May 1, 2000, Touchstone Advisors is responsible for running all of the operations of the Funds, except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator.

Each Fund will pay Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services.

The fee to be paid to Touchstone Advisors by each Fund is 0.50% of assets up to $100 million, 0.45% of assets from $100 million to $200 million, 0.40% of assets from $200 million to $300 million, and 0.375% of assets over $300 million.

FUND SUB-ADVISOR

The Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for each Fund. The Fund Sub-Advisor manages the investments held by a Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUNDS

FORT WASHINGTON INVESTMENT ADVISORS, INC.
(FORT WASHINGTON)
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 1999, Fort Washington had assets under management of $18 billion. Fort Washington has been managing each Fund since May 1, 2000.

John J. Goetz, CFA, is primarily responsible for managing the portfolio of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, and has been managing each Fund's portfolio since October 1986. Mr. Goetz joined Fort Washington in May 2000 and is Vice President and Senior Portfolio Manager. He was employed by Trust's previous investment adviser from 1981 until April 2000.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisor's decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE
-------------------------
INSTITUTIONAL SHARES

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

OPENING AN ACCOUNT

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the Investment Application included in this Prospectus. You may also obtain an Investment Application from Touchstone or your financial advisor.

     o    Investor Alert: Touchstone may choose to refuse any purchase order.

     You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares

------------------------------------------------------------------------------------------
                                       RETAIL SHARES
                                       CLASS A SHARES
                                       CLASS C SHARES        INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------
                                          Initial    Additional     Initial     Additional
                                        Investment   Investment    Investment   Investment
------------------------------------------------------------------------------------------
Regular Account                           $1,000        None       $1,000,000      None
---------------
------------------------------------------------------------------------------------------
Investments through the Automatic           $50          $50          N/A           N/A
----------------------------------
Investment Plan
---------------
------------------------------------------------------------------------------------------

     o Investor Alert: Touchstone may change these initial and additional investment minimums at any time.

PRICING OF FUND SHARES

The share price, also called net asset value (NAV), of each of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax Free Money Fund (the "Money Market Funds") is determined as of 12:00 noon and 4:00 p.m., Eastern time. The offering price (NAV plus a sales charge, if applicable) of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange (NYSE) is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased at NAV (or the next offering price) determined after your purchase or sale order is received in proper form by Touchstone.

Each of the Money Market Funds seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. Each Money Market Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable each Money Market Fund to maintain a stable net asset value per share. However, there is no assurance that any Money Market Fund will be able to do so.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund's tax-exempt assets are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine the fair value of the securities. If the Sub-Advisor believes that the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion of the price a willing buyer would pay for the security. All other securities (and other assets) of the Funds for which market quotations are not available will be determined in good faith using procedures established by the Board of Trustees.

CHOOSING A CLASS OF SHARES (TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND)

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer Class A and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES

The offering price of Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for accounts opened after July 31, 1999. Accounts opened before July 31, 1999 are subject to different sales charges. These sales charges are shown in the Statement of Additional Information ("SAI"). The amount of front-end sales charge in the following table is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                    Sales Charge as % of    Sales Charge as % of
Amount of Your Investment              Offering Price        Net Amount Invested
-------------------------              --------------        -------------------

Under $50,000                               4.75%                   4.99%
$50,000 but less than $100,000              4.50%                   4.72%
$100,000 but less than $250,000             3.50%                   3.63%
$250,000 but less than $500,000             2.95%                   3.04%
$500,000 but less than $1 million           2.25%                   2.31%
$1 million or more                          0.00%                   0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the SAI. In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or its service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within one year, you will pay a contingent deferred sales charge (a sales charge you pay when you redeem your shares) of 1% on the shares redeemed.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares.

Under the plan, each Fund pays an annual fee of up to 0.25% of its average daily net assets that are attributable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CLASS C SHARES

The offering price of Class C shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to its NAV plus a 1.25% front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. A contingent deferred sales charge of 1.00% of the offering price will be charged on Class C shares redeemed within one year after you purchased them.

No contingent deferred sales charge is applied if:

     o The shares which you redeem were acquired through the reinvestment of dividends or capital gains distributions
     o The amount redeemed resulted from increases in the value of the account above the amount of the total purchase payments

When we determine whether a contingent deferred sales charge is payable on a redemption, we assume that:

     o The redemption is made first from amounts free of any contingent deferred sales charge; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

When we determine if amounts are available for redemption free of any contingent deferred sales charge, we:

     o    Add together all of your original purchase payments
     o    Subtract any amounts previously withdrawn
     o Check if there is any remaining amount free of any contingent deferred sales charge that can be applied to the total of the current value of the shares you have asked to redeem

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares.

Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares. Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUNDS

Each of the Money Market Funds has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The Ohio Tax-Free Money Fund's plan is for its Retail shares only. This plan allows each Money Market Fund to pay an annual fee of up to 0.25% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

INSTITUTIONAL SHARES OF THE OHIO TAX-FREE MONEY FUND

The minimum initial investment in Institutional shares of the Ohio Tax-Free Money Fund ordinarily is $1 million. Institutional shares are not subject to distribution fees under a distribution plan under Rule 12b-1 of the 1940 Act. Institutional shares do not offer redemptions by check, automatic investment plan or the systematic withdrawal plan.

PURCHASING YOUR SHARES

For  information  about  how  to  purchase  shares,   telephone   Touchstone  at
800.543.0407.

--------------------------------------------------------------------------------
                               OPENING AN ACCOUNT
--------------------------------------------------------------------------------
BY MAIL OR
THROUGH YOUR
FINANCIAL ADVISOR
               o Please make your check (in U.S. dollars) payable to the applicable Fund.
               o Send your check with the completed account application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your application will be processed subject to your check clearing.
               o    You may also open an account through your financial advisor.
               o We price direct purchases in the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund based upon the next determined public offering price (NAV plus any applicable sales load) after your order is received. Direct purchase orders received by Touchstone by the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received from financial advisors before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.
               o You may receive a dividend in each of the Money Market Funds on the day you wire an investment if you notify Touchstone of your wire by 12:00 noon, Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.
--------------------------------------------------------------------------------
BY EXCHANGE
               o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange shares of the Funds for shares of any Touchstone money market fund.
               o    You do not have to pay any exchange fee for these exchanges.
               o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------
BY CHECK
               o Complete the investment form provided at the bottom of a recent account statement.
               o    Make your check payable to the applicable Fund.
               o    Write your account number on the check.
               o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail your check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.
--------------------------------------------------------------------------------
BY WIRE
               o    Specify your name and account number.
               o Purchases in the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will be processed at that day's public offering price if Touchstone receives a properly executed wire by 4:00 p.m. Eastern time on a day when the NYSE is open for regular trading.
               o You may receive a dividend in the Money Market Funds on the day you wire an investment if you notify Touchstone of your wire by 12:00 noon, Eastern Time, on that day.
--------------------------------------------------------------------------------
BY EXCHANGE
               o    You may exchange your shares by calling the Touchstone.
               o    You do not have to pay any exchange fee for these exchanges.
               o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.
--------------------------------------------------------------------------------

You may make additional purchases in the Funds directly by wire transfers. Contact your bank and ask it to wire federal funds to Touchstone. Banks may charge a fee for handling wire transfers. You should contact Touchstone or your financial advisor for further instructions.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in each Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the Investment Application to do this. For further details about this service, call Touchstone at 1.800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your account application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN (AVAILABLE TO ALL SHAREHOLDERS EXCEPT INSTITUTIONAL SHARES OF THE OHIO TAX-FREE MONEY FUND). You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

CASH SWEEP PROGRAM (AVAILABLE ONLY TO THE MONEY MARKET FUNDS). Cash accumulations in accounts with financial institutions may be automatically invested in the Money Market Funds at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g. a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization in conjunction with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements
     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, the Advisor or their affiliates.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE
               o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Investment Application. You may only sell shares over the telephone if the amount is less than $25,000.
               o To sell your Fund shares by telephone, call Touchstone at 800.543.0407
--------------------------------------------------------------------------------
BY MAIL
               o    Write to Touchstone.
               o    Indicate the number of shares or dollar amount to be sold.
               o    Include your name and account number.
               o Sign your request exactly as your name appears on your Investment Application
--------------------------------------------------------------------------------
BY WIRE
               o Complete the appropriate information on the Investment Application.
               o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.
               o    You  may  be  charged  a fee.  (There  is no  fee  for  wire redemptions by Institutional shareholders in the Ohio Tax-Free Money Fund.)
               o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
               o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY CHECK
               o You may open a checking account in any Fund (except the Ohio Insured Tax-Free Fund and Instutitional Shares of the Ohio Tax-Free Money Fund) and redeem shares by check.
               o Checks will be processed at the NAV the day the check is presented to the Custodian for payment.
               o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.
               o If you do not write more than 6 checks per month, there is no fee for your checking account. If you write more than 6 checks a month, you will be charged 25(cent) for each additional check written that month.
               o Shareholders in the Tax-Free Intermediate Term Fund should be aware that the Fund's NAV fluctuates daily and that writing a check is a taxable event.
               o    Checks may not be certified.
               o If you invest in a Money Market Fund through a cash sweep program with a financial institution, you may not open a checking account.
--------------------------------------------------------------------------------
THROUGH
YOUR FINANCIAL
ADVISOR
               o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.
               o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.
--------------------------------------------------------------------------------

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------
Selling your shares in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may cause you to incur a taxable gain or loss.

     o Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

SIGNATURE GUARANTEES. Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $25,000
     o Proceeds to be paid when the name or the address on the account has been changed within 30 days of your sale request

TELEPHONE SALES. If we receive your share sale request before 4:00 p.m., Eastern time on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day. The proceeds of sales of shares in the Money Market Funds may be wired to you on the same day of your telephone request, if your request is properly made before 12:00 noon Eastern time.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to Touchstone.

In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification
     o Making checks payable only to the owner(s) of the account shown on Touchstone's records
     o Mailing checks only to the account address shown on Touchstone's records
     o    Directing wires only to the bank account shown on Touchstone's records
     o    Providing written confirmation for transactions requested by telephone
     o    Tape recording instructions received by telephone

SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service. The Systematic Withdrawal Plan is not available to Institutional shareholders of the Ohio Tax-Free Money Fund.

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------

If you exercise the Reinstatement Privilege, you should contact your tax advisor.

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------

Involuntary sales in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of shares of the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund (or a dividend or capital gain distribution on these shares) without a sales charge in any of the Touchstone Funds. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

LOW ACCOUNT BALANCES

Touchstone may sell your Fund shares and send the proceeds to you if your balance falls below the minimum amount required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will let you know that your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

RECEIVING SALE PROCEEDS
TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND
Touchstone will forward the proceeds of your sale of shares of the Funds to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

MONEY MARKET FUNDS
Touchstone will forward the proceeds of your sale to you (or to your financial adviser) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS

Proceeds that are sent to your financial advisor will not usually be re-invested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK

If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays
     o    When trading on the NYSE is restricted
     o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of its net assets
     o    During any other time when the SEC, by order, permits.

DISTRIBUTIONS AND TAXES

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for each Fund:

--------------------------------------------------------------------------------
                                       Dividends Declared         Dividends Paid
                                       ------------------         --------------
Tax-Free Money Fund
Ohio Tax-Free Money Fund
California Tax-Free Money Fund
Florida Tax-Free Money Fund                   Daily                   Monthly
--------------------------------------------------------------------------------
Tax-Free Intermediate Term Fund
Ohio Insured Tax-Free Fund                   Monthly                  Monthly
--------------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION

DISTRIBUTIONS. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Each Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

Each Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from Federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of a Fund or choose to receive cash. Since each Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds its assets.

CAPITAL GAINS. (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you are taxable as capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

     ooo  Special Tax Consideration
--------------------------------------------------------------------------------
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.
--------------------------------------------------------------------------------

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Funds during the preceding year.

The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users; such users should consult their tax advisors before investing in the Funds.

SPECIAL TAX CONSIDERATIONS

     o Ohio Insured Tax-Free Fund and Ohio Tax-Free Money Fund. Dividends from each Fund that are exempt from federal income tax are exempt from Ohio personal income tax to the extent derived from interest on Ohio Municipal Obligations. Distributions received from the Funds are generally not subject to Ohio municipal income taxation. Dividends from the Funds that are exempt from federal income tax are excluded from the net income base of the Ohio corporation franchise tax. However, shares of the

          Funds will be included in the computation of the Ohio corporation franchise tax on the net worth basis.

     o California Tax-Free Money Fund. The Fund expects that substantially all dividends paid by the Fund will not be subject to California state income tax. However, the Fund may invest a portion of its assets in obligation which pay interest that is not exempt from federal income tax and/or California income tax.

     o Florida Tax-Free Money Fund. Florida does not impose an income tax on individuals but does have a corporate income tax. For purposes of the Florida income tax, corporate shareholders are generally subject to tax on all distributions from the Fund. Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless the shares qualify for an exemption from that tax. Shares of the Fund owned by a Florida resident will be exempt from the intangible personal property tax as long as the portion of the Fund's portfolio not invested in direct U.S. Government obligations is at least 90% invested in Florida Municipal Obligations exempt from that tax. The Fund will attempt to ensure that, on January 1 of each year, at least 90% of its portfolio consists of Florida Municipal Obligations exempt from the Florida intangible personal property tax.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years or during the term of its operation, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions. This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, is included in the SAI, which are available upon request.

                    TAX-FREE INTERMEDIATE TERM FUND - CLASS A
----------------------------------------------------------------------------------------------------------------------
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                         YEAR ENDED JUNE 30,
                                               ENDED     -------------------------------------------------------------
                                           DEC. 31, 1999    1999         1998         1997         1996         1995
                                            (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $   10.87    $   11.12    $   11.01    $   10.85    $   10.86    $   10.69
                                            --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.24         0.48         0.50         0.50         0.50         0.49
   Net realized and unrealized gains
     (losses) on investments                    (0.23)       (0.25)        0.11         0.16        (0.01)        0.17
                                            --------------------------------------------------------------------------
Total from investment operations                 0.01         0.23         0.61         0.66         0.49         0.66
                                            --------------------------------------------------------------------------

Dividends from net investment income            (0.24)       (0.48)       (0.50)       (0.50)       (0.50)       (0.49)
                                            --------------------------------------------------------------------------

Net asset value at end of year              $   10.64    $   10.87    $   11.12    $   11.01    $   10.85    $   10.86
                                            ==========================================================================

Total return(A)                                 0.12%(C)     2.07%        5.63%        6.19%        4.51%        6.36%
                                            ==========================================================================

Net assets at end of year (000's)           $  46,611    $  47,899    $  52,896    $  58,485    $  67,675    $  81,140
                                            ==========================================================================

Ratio of net expenses to average net
     assets(B)                                  0.99%(C)     0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
     average net assets                         4.37%(C)     4.33%        4.50%        4.55%        4.52%        4.59%

Portfolio turnover rate                           42%(C)       51%          36%          30%          37%          32%
----------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.
     (B) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assess would have been 1.01% for the period ended December 31, 1999.
     (C)  Annualized.

                    TAX-FREE INTERMEDIATE TERM FUND - CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS                             YEAR ENDED JUNE 30,
                                              ENDED         ---------------------------------------------------------------------
                                          DEC. 31, 1999        1999           1998           1997           1996           1995
                                           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $   10.88       $   11.12      $   11.01      $   10.85      $   10.86      $   10.69
                                            -------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.16            0.40           0.42           0.43           0.44           0.44
   Net realized and unrealized gains
     (losses) on investments                    (0.23)          (0.24)          0.11           0.16          (0.01)          0.17
                                            -------------------------------------------------------------------------------------
Total from investment operations                (0.07)           0.16           0.53           0.59           0.43           0.61
                                            -------------------------------------------------------------------------------------

Dividends from net investment income            (0.16)          (0.40)         (0.42)         (0.43)         (0.44)         (0.44)
                                            -------------------------------------------------------------------------------------

Net asset value at end of year              $   10.65       $   10.88      $   11.12      $   11.01      $   10.85      $   10.86
                                            =====================================================================================

Total return (A)                               (0.62%)          1.40%          4.85%          5.49%          4.00%          5.82%
                                            =====================================================================================

Net assets at end of year (000's)           $   3,766       $   4,634      $   4,747      $   5,161      $   5,239      $   4,814
                                            =====================================================================================

Ratio of net expenses to average net            1.74%(C)        1.74%          1.74%          1.65%          1.49%          1.49%
     assets(B)

Ratio of net investment income to average       3.62%(C)        3.58%          3.75%          3.89%          4.02%          4.08%
     net assets

Portfolio turnover rate                           42%(C)          51%            36%            30%            37%            32%
---------------------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.
     (B) Absent fee waivers and/or expense reimbursement, the ratio of expenses to average net assets would have 1.76% for the period ended December 31, 1999.
     (C)  Annualized.

                      OHIO INSURED TAX-FREE FUND - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                                  YEAR ENDED JUNE 30,
                                               ENDED          ---------------------------------------------------------------------
                                           DEC. 31, 1999         1999           1998           1997           1996           1995
                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $   11.74         $   12.37      $   12.22      $   11.97      $   11.99      $   11.74
                                            ---------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.29              0.58           0.61           0.61           0.62           0.63
   Net realized and unrealized gains
     (losses) on investments                    (0.49)            (0.34)          0.23           0.25          (0.02)          0.25
                                            ---------------------------------------------------------------------------------------
Total from investment operations                (0.20)             0.24           0.84           0.86           0.60           0.88
                                            ---------------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income         (0.29)            (0.58)         (0.61)         (0.61)         (0.62)         (0.63)
   Distributions from net realized gains          -.-             (0.29)         (0.08)         --.--          --.--          --.--
                                            ---------------------------------------------------------------------------------------
Total distributions                             (0.29)            (0.87)         (0.69)         (0.61)         (0.62)         (0.63)
                                            ---------------------------------------------------------------------------------------

Net asset value at end of year              $   11.25         $   11.74      $   12.37      $   12.22      $   11.97      $   11.99
                                            =======================================================================================

Total return (A)                               (3.39%)(C)         1.81%          7.03%          7.36%          5.05%          7.75%
                                            =======================================================================================

Net assets at end of year (000's)           $  58,044         $  62,737      $  69,289      $  70,816      $  75,938      $  71,393
                                            =======================================================================================

Ratio of net expenses to average net
     assets (B)                                 0.75%(C)          0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
     average net assets                         5.03%(C)          4.72%          4.95%          5.05%          5.12%          5.35%

Portfolio turnover rate                           63%(C)            26%            41%            33%            46%            29%
-----------------------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.
     (B) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 0.77% for the year ended June 30, 1995.
     (C)  Annualized.

                      OHIO INSURED TAX-FREE FUND - CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                     YEAR ENDED JUNE 30,
                                          DEC. 31, 1999       ---------------------------------------------------------------------
                                           (UNAUDITED)           1999           1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $   11.74         $   12.37      $   12.22      $   11.97      $   12.00      $   11.74
                                            ---------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.25              0.49           0.52           0.53           0.56           0.57
   Net realized and unrealized gains
     (losses) on investments                    (0.49)            (0.34)          0.23           0.25          (0.03)          0.26
                                            ---------------------------------------------------------------------------------------
Total from investment operations                (0.24)             0.15           0.75           0.78           0.53           0.83
                                            ---------------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income         (0.25)            (0.49)         (0.52)         (0.53)         (0.56)         (0.57)
   Distributions from net realized gains          -.-             (0.29)         (0.08)         --.--          --.--          --.--
                                            ---------------------------------------------------------------------------------------
Total distributions                             (0.25)            (0.78)         (0.60)         (0.53)         (0.56)         (0.57)
                                            ---------------------------------------------------------------------------------------

Net asset value at end of year              $   11.25         $   11.74      $   12.37      $   12.22      $   11.97      $   12.00
                                            =======================================================================================

Total return (A)                               (4.13%)            1.05%          6.24%          6.65%          4.44%          7.31%
                                            =======================================================================================

Net assets at end of year (000's)           $   4,132         $   4,740      $   5,215      $   4,639      $   3,972      $   4,165
                                            =======================================================================================

Ratio of net expenses to average net
     assets (B)                                 1.50%(C)          1.50%          1.50%          1.42%          1.25%          1.25%

Ratio of net investment income to
     average net assets                         4.28%(C)          3.97%          4.20%          4.37%          4.62%          4.84%

Portfolio turnover rate                           63%(C)            26%            41%            33%            46%            29%
-----------------------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.
     (B) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 1.53% and 1.27% for the periods ended December 31, 1999 and June 30, 1995, respectively.
     (C)  Annualized

                               TAX-FREE MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                                 YEAR ENDED JUNE 30,
                                              ENDED           --------------------------------------------------------------------
                                          DEC. 31, 1999         1999           1998           1997           1996           1995
                                           (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $   1.000         $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                                            ---------------------------------------------------------------------------------------

Net investment income                           0.014             0.027          0.030          0.029          0.031          0.030
                                            ---------------------------------------------------------------------------------------

Dividends from net investment income           (0.014)           (0.027)        (0.030)        (0.029)        (0.031)        (0.030)
                                            ---------------------------------------------------------------------------------------

Net asset value at end of year              $   1.000         $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                                            =======================================================================================

Total Return                                    2.91%(B)          2.75%          3.03%          2.89%          3.15%          3.07%
                                            =======================================================================================

Net assets at end of year (000's)           $  27,606         $  25,234      $  37,383      $  30,126      $  25,342      $  26,692
                                            =======================================================================================
Ratio of net expenses to average net
     assets (A)                                 0.89%(B)          0.89%          0.92%          0.99%          0.99%          0.99%

Ratio of net investment income to
     average net assets                         2.86%(B)          2.74%          2.98%          2.85%          3.09%          3.00%
-----------------------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers, the ratio of expenses to average net assets would have been 0.95% for the year ended June 30, 1999.
     (B)  Annualized.

               OHIO TAX-FREE MONEY FUND - RETAIL (CLASS A) SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS                                  YEAR ENDED JUNE 30,
                                              ENDED           ---------------------------------------------------------------------
                                          DEC. 31, 1999          1999          1998           1997           1996           1995
                                           (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $   1.000         $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                                            ---------------------------------------------------------------------------------------

Net investment income                           0.014             0.027          0.030          0.030          0.031          0.031
                                            ---------------------------------------------------------------------------------------

Dividends from net investment income           (0.014)           (0.027)        (0.030)        (0.030)        (0.031)        (0.031)
                                            ---------------------------------------------------------------------------------------

Net asset value at end of year              $   1.000         $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                                            =======================================================================================

Total return                                    2.79%(B)          2.73%          3.07%          2.99%          3.14%          3.12%
                                            =======================================================================================

Net assets at end of year (000's)           $ 236,129         $ 214,691      $ 205,316      $ 166,719      $ 240,323      $ 226,606
                                            =======================================================================================
Ratio of net expenses to average
     net assets (A)                             0.75%(B)          0.75%          0.75%          0.75%          0.75%          0.74%

Ratio of net investment income to
     average net assets                         2.78%(B)          2.68%          3.02%          2.93%          3.09%          3.08%
-----------------------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 0.77%, 0.76% and 0.77% for the years ended June 30, 1999, 1998 and 1997, respectively.
     (B)  Annualized

                 OHIO TAX-FREE MONEY FUND - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------
                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED     YEAR ENDED JUNE 30,     PERIOD ENDED
                                         DEC. 31, 1999   ------------------------     JUNE 30,
                                          (UNAUDITED)       1999           1998        1997 (A)
------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $   1.000      $   1.000      $   1.000      $   1.000
                                          ------------------------------------------------------

Net investment income                         0.015          0.029          0.033          0.016
                                          ------------------------------------------------------

Dividends from net investment income         (0.015)        (0.029)        (0.033)        (0.016)
                                          ------------------------------------------------------

Net asset value at end of period          $   1.000      $   1.000      $   1.000      $   1.000
                                          ======================================================

Total return                                  3.05%(C)       2.98%          3.33%          3.31%(C)
                                          ======================================================

Net assets at end of period (000's)       $ 164,988      $ 176,106      $ 115,266      $  97,589
                                          ======================================================
Ratio of net expenses to average net
     assets (B)                               0.50%(C)       0.50%          0.50%          0.50%(C)

Ratio of net investment income to
     average net assets                       3.01%(C)       2.93%          3.27%          3.28%(C)
------------------------------------------------------------------------------------------------

     (A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.
     (B) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 0.53%, 0.51%, 0.52% and 0.56% (C) for the periods ended December 31, 1999, June 30, 1999, 1998 and 1997, respectively.
     (C)  Annualized.

                         CALIFORNIA TAX-FREE MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS                                   YEAR ENDED JUNE 30,
                                              ENDED           ---------------------------------------------------------------------
                                          DEC. 31, 1999          1999          1998            1997           1996           1995
                                           (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $   1.000         $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                                            ---------------------------------------------------------------------------------------

Net investment income                           0.013             0.025          0.029          0.028          0.029          0.029
                                            ---------------------------------------------------------------------------------------

Dividends from net investment income           (0.013)           (0.025)        (0.029)        (0.028)        (0.029)        (0.029)
                                            ---------------------------------------------------------------------------------------

Net asset value at end of year              $   1.000         $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                                            =======================================================================================

Total return                                    2.58%(B)          2.56%          2.94%          2.81%          2.95%          2.95%
                                            =======================================================================================

Net assets at end of year (000's)           $  56,588         $  47,967      $  41,013      $  32,186      $  36,122      $  19,525
                                            =======================================================================================
Ratio of net expenses to average net
     assets (A)                                 0.75%(B)          0.75%          0.77%          0.80%          0.80%          0.70%

Ratio of net investment income to
     average net assets                         2.57(B)           2.52%          2.89%          2.76%          2.88%          2.83%
-----------------------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 0.82% and 0.85% for the years ended June 30, 1996 and 1995, respectively.
     (B)  Annualized.

                           FLORIDA TAX-FREE MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS                               YEAR ENDED JUNE 30,
                                                  ENDED       ---------------------------------------------------------------------
                                              DEC. 31, 1999      1999           1998           1997           1996           1995
                                               (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $   1.000         $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                                            ---------------------------------------------------------------------------------------

Net investment income                           0.014             0.026          0.030          0.029          0.032          0.031
                                            ---------------------------------------------------------------------------------------

Dividends from net investment income           (0.014)           (0.026)        (0.030)        (0.029)        (0.032)        (0.031)
                                            ---------------------------------------------------------------------------------------

Net asset value at end of year              $   1.000         $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                                            =======================================================================================

Total return                                    2.76%(B)          2.68%          3.03%          2.90%          3.29%          3.17%
                                            =======================================================================================

Net assets at end of year (000's)           $  20,084         $  21,371      $  14,368      $  22,434      $  28,906      $  24,119
                                            =======================================================================================
Ratio of net expenses to average
     net assets(A)                              0.75%(B)          0.75%          0.75%          0.75%          0.61%          0.66%

Ratio of net investment income to
     average net assets                         2.73(B)           2.58%          2.98%          2.85%          3.24%          3.12%
-----------------------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 0.98%, 0.95%, 0.94%, 0.80% and 0.80% for the years ended June 30, 1999, 1998, 1997, 1996 and 1995, respectively.
     (B)  Annualized.

FOR MORE INFORMATION
--------------------

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Funds' annual and semi-annual reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                           Touchstone Family of Funds
                           312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202
                           800.543.0407
                           http://www.touchstonefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

                            TOUCHSTONE TAX-FREE TRUST

                         o  TAX-FREE INTERMEDIATE TERM FUND

                         o  OHIO INSURED TAX-FREE FUND

                         o  TAX-FREE MONEY FUND

                         o  OHIO TAX-FREE MONEY FUND

                         o  CALIFORNIA TAX-FREE MONEY FUND

                         o  FLORIDA TAX-FREE MONEY FUND

                               MULTIPLE CLASSES OF
                              SHARES ARE OFFERED BY
                                 THIS PROSPECTUS

                            TOUCHSTONE TAX-FREE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 9, 2000

                         Tax-Free Intermediate Term Fund
                           Ohio Insured Tax-Free Fund
                               Tax-Free Money Fund
                            Ohio Tax-Free Money Fund
                         California Tax-Free Money Fund
                           Florida Tax-Free Money Fund

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Touchstone Tax-Free Trust dated June 9, 2000. A copy of the Funds' Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-4094, or by calling Touchstone at 800.543.0407.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Touchstone Tax-Free Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

TABLE OF CONTENTS                                                           PAGE

THE TRUST......................................................................3

MUNICIPAL OBLIGATIONS..........................................................4

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS......................................10

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS.................................13

INVESTMENT LIMITATIONS........................................................17

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES......................22

TRUSTEES AND OFFICERS.........................................................25

THE INVESTMENT ADVISOR AND SUB-ADVISOR........................................28

THE DISTRIBUTOR...............................................................30

DISTRIBUTION PLANS............................................................32

SECURITIES TRANSACTIONS.......................................................34

CODE OF ETHICS ...............................................................35

PORTFOLIO TURNOVER............................................................36

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE..........................36

CHOOSING A SHARE CLASS........................................................39

OTHER PURCHASE INFORMATION....................................................44

TAXES.........................................................................46

REDEMPTION IN KIND............................................................48

HISTORICAL PERFORMANCE INFORMATION............................................49

PRINCIPAL SECURITY HOLDERS....................................................53

CUSTODIAN.....................................................................55

INDEPENDENT AUDITORS..........................................................55

TRANSFER AGENT................................................................55

TAX EQUIVALENT YIELD TABLES...................................................57

FINANCIAL STATEMENTS..........................................................59

THE TRUST
---------
Touchstone Tax-Free Trust (the "Trust"), formerly Midwest Group Tax Free Trust and Countrywide Tax-Free Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers six series of shares to investors: the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective(s) and policies.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Class A (Retail) shares and Institutional shares of the Ohio Tax-Free Money Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) Class A shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares;
(iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Class A shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting privileges and automatic investment and redemption plans.

Both Class A shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred.

In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

MUNICIPAL OBLIGATIONS
---------------------
Each Fund invests primarily in Municipal Obligations. Municipal Obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax. The Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund invest primarily in Ohio Obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The California Tax-Free Money Fund invests primarily in California Obligations, which are Municipal Obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax. The Florida Tax-Free Money Fund invests primarily in Florida Obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

Municipal  obligations  consist  of  tax-exempt  bonds,   tax-exempt  notes  and
tax-exempt commercial paper.

TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, a Fund will not invest more than 25% of its assets in securities backed by nongovernmental users which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

     1. Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     2. Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

     3. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In connection with these investments, each Fund will direct its Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Advisor as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations owned by banks or other financial institutions. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interests will be tax-exempt when distributed as dividends to shareholders. Each Fund will not invest more than 10% of its net assets in participation interests that do not have a demand feature and all other illiquid securities.

Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified  intervals  to a  specified  interest  rate.  Periodic  interest  rate adjustments  help  stabilize  the  obligations'  market  values.  Each  Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on specific dates once or twice each year. Each Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Advisor, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Advisor will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Advisor will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment.

INVERSE FLOATING OBLIGATIONS. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market values of fixed-rate Municipal Obligations.

OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price which a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

Each Fund intends to purchase such obligations only from sellers deemed by the Advisor, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

LEASE OBLIGATIONS. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Lease obligations provide a premium interest rate, which along with the regular amortization of the principal, may make them attractive for a portion of the assets of the Funds. Certain of these lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not invest more than 10% of its net assets in lease obligations if the Advisor determines that there is no secondary market available for these obligations and all other illiquid securities. The Funds do not intend to invest more than an additional 5% of their net assets in municipal lease obligations determined by the Advisor, under the direction of the Board of Trustees, to be liquid. In determining the liquidity of such obligations, the Advisor will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Funds will only purchase unrated lease obligations which meet the Fund's quality standards, as determined by the Advisor, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS
----------------------------------------
The Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs which may rate the obligations of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Services, Inc. ("Fitch").

The Tax-Free Intermediate Term Fund may invest in Municipal Obligations rated at the time of purchase within the three highest grades assigned by Moody's, S&P or Fitch. The Ohio Insured Tax-Free Fund may invest in Municipal Obligations rated at the time of purchase within the four highest grades assigned by Moody's, S&P or Fitch. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in tax-exempt notes and commercial paper determined by the Advisor to meet the Funds' quality standards. Each Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3) or Fitch (F-1+, F-1 or F-2) or the two highest grades by S&P (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), S&P (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2).

     MOODY'S RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds. Moody's describes bonds rated A as possessing many favorable investment attributes and as upper medium grade obligations. Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated by Moody's in the fourth highest rating (Baa) are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Those obligations in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1.

     2. TAX-EXEMPT NOTES. Moody's highest rating for tax-exempt notes is MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group. Notes bearing the designation MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

     3. TAX-EXEMPT COMMERCIAL PAPER. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

     S&P RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of S&P for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds which are rated by S&P in the fourth highest rating (BBB) are regarded as having an adequate capacity to pay interest and repay principal and are considered "investment grade." Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in higher rated categories. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     2. TAX-EXEMPT NOTES. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

     3. TAX-EXEMPT COMMERCIAL PAPER. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

     FITCH RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Fitch for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Bonds rated A are regarded by Fitch as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are regarded by Fitch as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

     2. TAX-EXEMPT NOTES. The ratings F-1+, F-1 and F-2 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues. Notes assigned the F-2 rating have a degree of assurance for timely payment with a lesser margin of safety than higher-rated notes.

     3. TAX-EXEMPT COMMERCIAL PAPER. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

GENERAL. The ratings of Moody's, S&P and Fitch represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Advisor to appraise independently the fundamental quality of the obligations held by the Funds.
Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

Any Municipal Obligation which depends on credit of the U.S. Government (e.g. project notes) will be considered by the Advisor as having the equivalent of the highest rating of Moody's, S&P or Fitch. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P or Fitch. Each Fund may also invest in Municipal Obligations which are not rated if, in the opinion of the Advisor, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------
A more detailed discussion of some of the investment policies of the Funds described in the Prospectus appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Advisor, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of either certificates of deposit, eligible bankers' acceptances or securities which are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. Each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by a Fund without the affirmative vote of a majority of its outstanding shares.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor or any affiliated person of the Trust or an affiliated person of the Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may each borrow money from banks or other persons in an amount not exceeding 10% of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. The Funds will not make any additional purchases of portfolio securities while borrowings are outstanding.

The Ohio Tax-Free Money Fund may borrow money from banks (provided there is 300% asset coverage) or from banks or other persons for temporary purposes (in an amount not exceeding 5% of its total assets). The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. The Fund will not make any purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

SECURITIES WITH LIMITED MARKETABILITY. Each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to demand features; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature and as to which there is no secondary market; repurchase agreements not terminable within seven days, and (for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund) lease obligations for which there is no secondary market.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------
The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Advisor on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

THE LIMITATIONS APPLICABLE TO THE TAX-FREE MONEY FUND, THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money or pledge, mortgage or hypothecate its assets, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. A Fund will not make any additional purchases of portfolio securities while borrowings are outstanding.

     2. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     3. ILLIQUID INVESTMENTS. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the total assets of the Fund would be invested in such securities.

     4. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate, but this shall not prevent investments in Municipal Obligations which are secured by or represent interests in real estate.

     5. COMMODITIES. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs.

     6. LOANS. Each Fund will not make loans to other persons, except (a) by the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, (b) by loaning portfolio securities, or (c) by engaging in repurchase transactions.

     7. CERTAIN COMPANIES. Each Fund will not purchase securities of a company, if such purchase at the time thereof, would cause more than 5% of the Fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

     8. OBLIGATIONS OF ONE ISSUER. Each Fund will not purchase more than 10% of the outstanding publicly issued debt obligations of any issuer. With respect to the Ohio Insured Tax-Free Fund, this limitation does not apply to securities issued or guaranteed by the State of Ohio and its political subdivisions and duly constituted authorities and corporations. This limitation is not applicable to privately issued Municipal Obligations.

     9. INVESTING FOR CONTROL. Each Fund will not invest in companies for the purpose of exercising control.

     10. Other Investment Companies. Each Fund will not invest more than 10% of its total assets in the securities of other investment companies and then only for temporary purposes in companies whose dividends are tax-exempt or invest more than 5% of its total assets in the securities of any investment company. Each Fund will not purchase more than 3% of the outstanding voting stock of any investment company.

     11. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities.

     12. COMMON STOCKS. Each Fund will not invest in common stocks.

     13. SECURITIES OWNED BY AFFILIATES. Each Fund will not purchase or retain the securities of any issuer if, to the Trust's knowledge, those Trustees and officers of the Trust or of the Advisor, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

     14. SHORT SALES AND OPTIONS. Each Fund will not sell any securities short or write call options. This limitation is not applicable to the extent that sales by a Fund of Municipal Obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     15. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments. Each Fund may invest more than 25% of its total assets in tax-exempt obligations in a particular segment of the bond market.

     16. SENIOR SECURITIES. Each Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

As diversified series of the Trust, the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund have adopted the following additional investment limitation, which may not be changed with respect to either Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. Neither Fund will purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of a Fund and to not more than 10% of the outstanding voting securities of such issuer.

THE LIMITATIONS APPLICABLE TO THE OHIO TAX-FREE MONEY FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by it except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of tax-exempt obligations with puts attached or sales by the Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or any state and its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest more than 25% of its total assets in tax-exempt obligations in a particular segment of the bond market.

     12. SENIOR SECURITIES. The Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

THE LIMITATIONS APPLICABLE TO THE CALIFORNIA TAX-FREE MONEY FUND AND THE FLORIDA TAX-FREE MONEY FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money, except from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 10% of its total assets. Each Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Each Fund will not mortgage, pledge or hypothecate more than 10% of the value of its total assets in connection with borrowings.

     3. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. Each Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Funds may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. Each Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which a Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. Each Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments.

     12. SENIOR SECURITIES. Each Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Funds will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

Except for temporary defensive purposes, the assets of each of the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will be invested so that no more than 20% of the annual income of each Fund will be subject to federal income tax. Except for temporary defensive purposes, at no time will more than 20% of the value of the net assets of each of the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund be invested in taxable obligations. Under normal market conditions, each Fund anticipates that not more than 5% of its net assets will be invested in any one type of taxable obligation.

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES
--------------------------------------------------------
Under normal market conditions, at least 65% of the value of the Ohio Insured Tax-Free Fund's total assets will be invested in Ohio municipal obligations which are insured as to payment of interest and principal either by an insurance policy obtained by the issuer of the obligations at original issuance or by an insurance policy obtained by the Fund from a recognized insurer. The Fund also may own uninsured Ohio municipal obligations, including obligations where the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government. The Fund may also invest up to 20% of its net assets in short-term Ohio municipal obligations which are not insured, since insurance on these obligations is generally unavailable. For temporary defensive purposes, the Fund may invest more than 20% of its net assets in uninsured short-term Ohio municipal obligations. The Board of Trustees may terminate the practice of investing in insured obligations if it determines that such practice is not in the best interests of the Fund's shareholders.

Ohio municipal obligations purchased by the Ohio Insured Tax-Free Fund may be insured by one of the following types of insurance: new issue insurance, mutual fund insurance, or secondary insurance.

NEW ISSUE INSURANCE. A new issue insurance policy is purchased by the issuer or underwriter of an obligation in order to increase the credit rating of the obligation. All premiums are paid in advance by the issuer or underwriter. A new issue insurance policy is non-cancelable and continues in effect as long as the obligation is outstanding and the insurer remains in business.

MUTUAL FUND INSURANCE. A mutual fund insurance policy is purchased by the Fund from an insurance company. All premiums are paid from the Fund's assets, thereby reducing the yield from an investment in the Fund. A mutual fund insurance policy is non-cancelable except for non-payment of premiums and remains in effect only as long as the Fund holds the insured obligation. In the event the Fund sells an obligation covered by a mutual fund policy, the insurance company is liable only for those payments of principal and interest then due and in default. If the Fund holds a defaulted obligation, the Fund continues to pay the insurance premium thereon but is entitled to collect interest payments from the insurer and may collect the full amount of principal from the insurer when the obligation becomes due. Accordingly, it is expected that the Fund will retain in its portfolio any obligations so insured which are in default or are in significant risk of default to avoid forfeiture of the value of the insurance feature of such obligations, which would not be reflected in the price for which the Fund could sell such obligations. In valuing such defaulted obligations, the Fund will value the insurance in an amount equal to the difference between the market value of the defaulted obligation and the market value of similar obligations which are not in default. Because the Fund must hold defaulted obligations in its portfolio, its ability in certain circumstances to purchase other obligations with higher yields will be limited.

SECONDARY INSURANCE. A secondary insurance policy insures an obligation for as long as it remains outstanding, regardless of the owner of such obligation. Premiums are paid by the Fund and coverage is non-cancelable, except for non-payment of premiums. Because secondary insurance provides continuous coverage during the term of the obligation, it provides greater marketability of the Fund's obligations than is allowed under a mutual fund insurance policy. Thus, the Fund with secondary insurance may sell an obligation to a third party as a high-rated insured security at a higher market price than would otherwise be obtained if the obligation were insured under a mutual fund policy. Secondary insurance also gives the Fund the option of selling a defaulted obligation rather than compelling it to hold a defaulted security in its portfolio so that it may continue to be afforded insurance protection.

The Ohio Insured Tax-Free Fund currently intends to purchase only Ohio municipal obligations which are insured by the issuer of the obligation under a new issue insurance policy. In the event the Advisor makes a recommendation to purchase an obligation which is not otherwise insured, the Fund may purchase such obligation and thereafter obtain mutual fund or secondary insurance.

The Ohio Insured Tax-Free Fund may purchase insurance from, or obligations insured by, one of the following recognized insurers of municipal obligations:
MBIA Insurance Corp.("MBIA"), AMBAC Assurance Corp. ("AMBAC"), Financial Guaranty Insurance Co. ("FGIC") or Financial Security Assurance Inc. ("FSA"). Each insurer is rated Aaa by Moody's and AAA by S&P and each insurer maintains a statutory capital claims ratio well below the exposure limits set by the Insurance Commissioner of New York (300:1 insurance risk exposure to every dollar of statutory capital). The Fund may also purchase insurance from, or obligations insured by, other insurance companies provided that such companies have a claims-paying ability rated Aaa by Moody's or AAA by S&P. While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payments of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations.

MBIA has been the leader in the municipal bond insurance market for the past sixteen years, holding a 42% share of the market in 1997. MBIA's volume of new issue municipal bonds increased to approximately $44 billion in 1997, as compared to $37 billion during the previous year. While premium levels in the municipal market continue to be very competitive, insurers throughout the industry are diversifying their products by targeting both the asset-based and the international markets. Although municipal bond insurance remains the dominant component of MBIA's written and earned premiums, the company further expanded its asset-backed business in 1998 with the acquisition of CapMAC
Holdings Inc. MBIA's efforts to capitalize on international insurance opportunities began in 1995 when it entered into a European joint venture with AMBAC and expanded further in 1998 with the opening of an office in Japan. MBIA's international business volume as of December 31, 1997 represents 2.3% of its total insured portfolio. MBIA continues to successfully position itself for continued growth and diversification without a material negative impact on its overall consolidated risk profile. MBIA is 98.4% publicly owned, with its remaining shares owned by Aetna Casualty & Surety Company.

AMBAC is the oldest and second largest bond insurer. AMBAC held a 24% share of the municipal bond market in 1997, down from 29% the previous year, as management was not willing to follow downward pricing trends to maintain its share of the market. AMBAC has historically taken a very conservative approach to the bond insurance business, beyond simply underwriting, to a zero-loss philosophy. Management remains committed to investment- grade underwriting and risk management, not only for its bond insurance business, but for all of its products. AMBAC's disciplined underwriting continues to produce a high-quality book of business with a very low insured portfolio risk profile and a high margin of safety. As with other insurers, product diversification has been a cornerstone of the AMBAC strategic plan. The AMBAC and MBIA joint venture in Europe has made a material contribution to the overall business success of AMBAC's specialized finance division and AMBAC's entry into the asset-based insurance sector now accounts for 35% of its net par written. AMBAC is entirely owned by public shareholders.

FGIC is 99% owned by General Electric Capital Services and 1% owned by Sumitomo Marine & Fire Insurance Co. Ltd. FGIC remains committed to investment-grade, zero-loss underwriting and risk management standards. This has resulted in a high-quality book of insured business. FGIC employs a conservative underwriting strategy in terms of its target markets, focusing on the low-risk sectors of the municipal market such as general obligations, tax-backed, water, sewer and transportation sectors. Although the company posted a 49.7% increase in net par written in 1997, net premiums written only rose 12.7%. The lower growth rate of net premiums written compared to net par written is the result of pricing declines in FGIC's targeted sectors, which represent the most competitively priced sectors. Without pressure from its parent to provide ever increasing returns, FGIC has little incentive to expand into the riskier sectors of the municipal market and therefore continues to focus on the lower- risk sectors that provide stable earnings.

FSA continues to expand its presence in the municipal bond market with a 15% market share in 1997, up from a 5% market share in 1995. While FSA's roots are in the asset-based insurance sector, it no longer is the perennial market share leader in this market, although it remains a major player. From a total portfolio perspective, municipal insurance in force has surpassed the insured asset-backed portfolio. Municipal net par now represents 63% of the total par book of business with asset- backed net exposure declining to about 37%. The company's quality and risk management measurements are generally equal to or slightly better than most industry averages and it continues to predominately seek investment-grade underwriting. FSA's capital adequacy margin of safety, currently in the 1.5x - 1.6x range is above the industry average of 1.3x - 1.4x and management has indicated that it intends for the near-term to maintain its current margin of safety. Notwithstanding its underwriting conservatism, FSA's earnings measurements have exhibited recent improvement due to increased municipal bond market share, lower capital charges and economy of scale improvements. During the year ended December 31, 1997, net premiums written by FSA increased 43%.

TRUSTEES AND OFFICERS
---------------------
The following is a list of the Trustees and executive officers of the Trust, their compensation from the Trust and their aggregate compensation from the Touchstone complex of mutual funds for the fiscal year ended June 30, 1999. Messrs. Coleman, Cox, Schwab, Stautberg and Ms. McGruder did not receive any compensation from the Trust during the fiscal year because they did not begin serving as Trustees until October 29, 1999. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk. Each of the Trustees is also a Trustee of Touchstone Investment Trust and Touchstone Strategic Trust. Each of the Trustees, except Mr. Lerner, Mr. Leshner, Ms. McGruder and Mr. Robertson is also a Trustee of Touchstone Variable Series Trust.

                                                          AGGREGATE COMPENSATION
                                                             COMPENSATION FROM
                                                                TOUCHSTONE
NAME                     POSITION HELD     FROM TRUST           COMPLEX (1)
----                     -------------     ----------           -----------

William O. Coleman       Trustee               $0                  $2,192
Philip R. Cox            Trustee               $0                 $10,000
+H. Jerome Lerner        Trustee             $4,000               $12,000
*Robert H. Leshner       President/            $0                    $0
                         Trustee
*Jill T. McGruder        Trustee               $0                    $0
+Oscar P. Robertson      Trustee             $4,000               $12,000
Nelson Schwab, Jr.       Trustee               $0                  $2,192
+Robert E. Stautberg     Trustee               $0                 $10,000
Joseph S. Stern, Jr.     Trustee               $0                  $8,000
Maryellen Peretzky       Vice President        $0                    $0
Tina D. Hosking          Secretary             $0                    $0
Theresa M. Samocki       Treasurer             $0                    $0

     (1) The Touchstone complex of funds consists of six series of the Trust, eight series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and ten series of the Touchstone Variable Series Trust.

     * Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's distributor, and Mr. Leshner, as a Managing Director of Fort Washington Investment Advisors, Inc., the Funds' Sub-Advisor, are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

     + Member of Audit Committee.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

WILLIAM O. COLEMAN, Age 70, 2 Noel Lane, Cincinnati, Ohio is a retired General Sales Manager and Vice President of The Procter & Gamble Company and a trustee of The Procter & Gamble Profit Sharing Plan and The Procter & Gamble Employee Stock Ownership Plan. He is a director of LCA-Vision (a laser vision correction institute) and a trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

PHILLIP R. COX, Age 52, 105 East Fourth Street, Cincinnati, Ohio is President and Chief Executive Officer of Cox Financial Corp. (a financial services company). He is a director of the Federal Reserve Bank of Cleveland, Cincinnati Bell Inc. and Cinergy Corporation. He is also a trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

H. JEROME LERNER, Age 61, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc. (a manufacturer of electronic connectors). He is also a director of Slush Puppy Inc. (a manufacturer of frozen beverages) and Peerless Manufacturing (a manufacturer of bakery equipment).

ROBERT H. LESHNER, Age 60, 312 Walnut Street, Cincinnati, Ohio is a Managing Director of Fort Washington Investment Advisors, Inc. (a registered investment adviser to the Trust). He is also President and a trustee of Touchstone Strategic Trust and Touchstone Investment Trust (registered investment companies).

JILL T. McGRUDER, Age 44, 311 Pike Street, Cincinnati, Ohio is President, Chief Executive Officer and a director of IFS Financial Services, Inc. (a holding company), Touchstone Advisors, Inc. (a registered investment advisor of the Trust) and Touchstone Securities, Inc. (a registered broker-dealer). She is a Senior Vice President of The Western-Southern Life Assurance Company and a director of Capital Analysts Incorporated (a registered investment advisor and broker-dealer), Integrated Holdings, Inc., Ft. Washington Brokerage Services, Inc., IFS Fund Distributors, Inc. and Integrated Fund Services, Inc. She is also President and a director of IFS Agency Services, Inc. and IFS Insurance Agency, Inc. (insurance agencies). Until December 1996, she was National Marketing Director of Metropolitan Life Insurance Co. From 1991 until 1996, she was Vice President of Touchstone Advisors, Inc. and IFS Financial Services, Inc.

OSCAR P. ROBERTSON, Age 60, 4293 Muhlhauser Road, Fairfield, Ohio is President of Orchem Corp., a chemical specialties distributor, and Orpack Stone Corporation, a corrugated box manufacturer. Mr. Robertson is also a trustee of Touchstone Strategic Trust and Touchstone Investment Trust (registered investment companies).

NELSON SCHWAB, JR., Age 81, 511 Walnut Street, Cincinnati, Ohio is Senior Counsel of Graydon, Head & Ritchey (a law firm). He is a director of Rotex, Inc., The Ralph J. Stolle Company and Security Rug Cleaning Company. He is also a trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust (registered investment companies).

ROBERT E. STAUTBERG, Age 65, 4815 Drake Road, Cincinnati, Ohio is a retired partner and director of KPMG Peat Marwick LLP. He is Chairman of the Board of Trustees of Good Samaritan Hospital and a trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

JOSEPH S. STERN, JR., Age 81, 3 Grandin Place, Cincinnati, Ohio is a retired Professor Emeritus of the University of Cincinnati College of Business. He is also a a trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust (registered investment companies).

TINA D. HOSKING, Age 31, 312 Walnut Street, Cincinnati, Ohio is Associate General Counsel and Vice President of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Secretary of Touchstone Investment Trust and Touchstone Strategic Trust.

THERESA M. SAMOCKI, Age 30, 312 Walnut Street, Cincinnati, Ohio is Vice President-Fund Accounting Manager of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Treasurer of Touchstone Investment Trust and Touchstone Strategic Trust.

MARYELLEN PERETZKY, Age 47, 312 Walnut Street, Cincinnati, Ohio is Senior Vice President, Chief Operating Officer and Secretary of Ft. Washington Brokerage Services, Inc. and Senior Vice President and Secretary of Integrated Holdings, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Vice President of Touchstone Investment Trust and Touchstone Strategic Trust.

Each Trustee, except for Mr. Leshner and Ms. McGruder, receives a quarterly retainer of $1,500 and a fee of $1,500 for each Board meeting attended. Such fees are split equally among the Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------
THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Leshner may be deemed to be an affiliate of the Advisor because of his employment with Fort Washington Investment Advisors, Inc., the Sub-Advisor. Ms. McGruder and Mr. Leshner, by reason of such affiliations may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund's Sub-Advisor, reviews and evaluates the performance of a Fund Sub-Advisor and determines whether or not the Fund's Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate as shown below:

                                              Fee to Advisor
                                    (as % of average daily net assets)

Each Fund of the Trust        0.50%  of assets up to $100 million
                              0.45%  of assets from $100 million to $200 million
                              0.40%  of assets from $200 million to $300 million
                             0.375%  of assets over $300 million

Set forth below are the advisory fees paid by the Funds to the previous adviser to the Funds (the "Predecessor Advisor") during the fiscal years ended June 30, 1999, 1998 and 1997.

                                                    1999       1998       1997
                                                    ----       ----       ----

Tax-Free Money Fund(1)                           $143,015    150,790    149,097
Tax-Free Intermediate Term Fund                   271,849    302,947    343,509
Ohio Insured Tax-Free Fund(2)                     353,019    378,345    393,579
Ohio Tax-Free Money Fund(3)                     1,597,319  1,421,029  1,181,638
California Tax-Free Money Fund                    278,310    210,813    200,103
Florida Tax-Free Money Fund(4)                    285,704    276,608    234,628

     (1) The Predecessor Advisor voluntarily waived $17,332 of its fees for the fiscal year ended June 30, 1999 in order to reduce the operating expenses of the Fund.
     (2) The Predecessor Advisor voluntarily reimbursed the Fund for $948 of Class A expenses for the fiscal year ended June 30, 1998 in order to reduce the operating expenses of the Fund.
     (3) The Predecessor Advisor voluntarily waived $51,659, $46,680 and $54,672 of its fees for the fiscal years ended June 30, 1999, 1998 and 1997, respectively and reimbursed the Fund for $7,979 and $9,148 of Institutional share expenses for the fiscal years ended June 30, 1998 and 1997, respectively, in order to reduce the operating expenses of the Fund.
     (4) The Predecessor Advisor voluntarily waived $124,338, $107,645 and $87,852 of its fees for the fiscal years ended June 30, 1999, 1998 and 1997, respectively, and reimbursed the Fund for $7,114 and $18,259 of Institutional share expenses for the fiscal years ended June 30, 1998 and 1997, respectively, in order to reduce the operating expenses of the Fund.

The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Advisor bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plans of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Advisor are paid by the Advisor.

By their terms, the Funds' investment advisory agreements remain in force until May 1, 2002, and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' investment advisory agreements may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreements automatically terminate in the event of their assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor which is paid monthly at an annual rate as follows:

                                                   Fee to Sub-Advisor
                   Fund                   (as % of average daily net assets)
                   ----                  ----------------------------------

Tax-Free Intermediate Term Fund                           0.20%
Ohio Insured Tax-Free Fund                                0.20%
Tax-Free Money Fund                                       0.15%
Ohio Tax-Free Money Fund                                  0.15%
California Tax-Free Money Fund                            0.15%
Florida Tax-Free Money Fund                               0.15%

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force until May 1, 2002 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------
Touchstone Securities, Inc. ("Touchstone") is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

Touchstone currently allows concessions to dealers who sell shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. Touchstone retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. Prior to May 1, 2000, the Predecessor Advisor served as the principal underwriter of the Funds. For the fiscal year ended June 30, 1999, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $58,611 of which the Predecessor Advisor paid $54,787 to unaffiliated dealers in the selling network, earned $965 as a broker-dealer in the selling network and retained $2,859 in underwriting commissions. For the fiscal year ended June 30, 1999, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $68,267 of which the Predecessor Advisor paid $58,562 to unaffiliated dealers in the selling network, earned $4,048 as a broker-dealer in the selling network and retained $5,657 in underwriting commissions. For the fiscal year ended June 30, 1998, the aggregate underwriting commissions on sales of the Tax-Free Intermediate Term Fund's shares were
$49,885 of which the Predecessor Advisor paid $ 46,235 to unaffiliated broker-dealers in the selling network, earned $1,298 as a broker-dealer in the selling network and retained $2,352 in underwriting commissions. For the fiscal year ended June 30, 1998, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $77,704 of which the Predecessor Advisor paid $69,527 to unaffiliated dealers in the selling network, earned $1,683 as a broker-dealer in the selling network and retained $6,493 in underwriting commissions. For the fiscal year ended June 30, 1997, the aggregate underwriting commissions on sales of the Tax-Free Intermediate Term Fund's shares were $75,551 of which the Predecessor Advisor paid $70,274 to unaffiliated broker-dealers in the selling network, earned $1,550 as a broker-dealer in the selling network and retained $3,727 in underwriting commissions. For the fiscal year ended June 30, 1997, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $128,695 of which the Predecessor Advisor paid $114,282 to unaffiliated dealers in the selling network, earned $3,906 as a broker-dealer in the selling network and retained $10,507 in underwriting commissions.

Touchstone retains the contingent deferred sales load on redemptions of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which are subject to a contingent deferred sales load. For the fiscal year ended June 30, 1999, the Predecessor Advisor retained $13,216 and $1,347 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 1998, the Predecessor Advisor retained $6,430 and $5,587 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 1997, the Predecessor Advisor retained $5,958 and $1,441 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------
CLASS A PLAN -- As stated in the Prospectus, the Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Advisor. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Tax-Free Money Fund and .25% of the average daily net assets of the Class A shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended June 30, 1999, the aggregate distribution-related expenditures of the Tax-Free Money Fund ("MF"), the Tax-Free Intermediate Term Fund ("ITF"), the Ohio Insured Tax-Free Fund ("OIF"), the Ohio Tax-Free Money Fund ("OMF"), the California Tax-Free Money Fund ("CMF") and the Florida Tax-Free Money Fund ("FMF") under the Class A Plan were $1,718, $42,341, $8,559, $501,001, $27,528 and $42,826, respectively. Amounts were spent as follows:

                               MF            ITF           OIF           OMF           CMF           FMF
Printing and mailing
of prospectuses and
reports to prospective
shareholders                $  1,718      $  3,067      $  4,273      $  6,377      $  3,528      $  2,643

Payments to broker-
dealers and others
for the sale or
retention of assets               --        39,274         4,286       483,607        24,000        40,183

Other promotional
expenses                          --            --            --        11,017            --            --

TOTALS                      $  1,718      $ 42,341      $  8,559      $501,001      $ 27,528      $ 42,826

CLASS C PLAN (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) -- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Funds. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to the Advisor of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the
 .25% account maintenance fee described above.

For the fiscal year ended June 30, 1999, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund ("ITF") and the Ohio Insured Tax-Free Fund ("OIF") under the Class C Plan were $25,030 and $27,034, respectively. Amounts were spent as follows:

                                            ITF                OIF
Printing and mailing of
prospectuses and reports
to prospective shareholders              $    304           $    320

Payments to broker-dealers and
others for the sale or
retention of assets                        24,726             26,714
                                         --------           --------

                                         $ 25,030           $ 27,034
                                         ========           ========

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Advisor after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Robert H. Leshner and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------
Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Advisor, the Sub-Advisor and other affiliates of the Trust or the Advisor or Sub-Advisor may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities which are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Advisor and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Advisor and Sub-Advisor. The Code requires that all employees of the Advisor and Sub-Advisor preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any Fund. The substantive restrictions applicable to investment personnel of the Advisor and Sub-Advisor include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Advisor and Sub-Advisor within periods of trading by the Funds in the same (or equivalent) security. The Code of Ethics adopted by the Trust, the Advisor, the Sub-Advisor and Touchstone are on public file with, and are available from, the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------
The Sub-Advisor intends to hold the portfolio securities of the Tax-Free Money Fund, the Ohio Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Advisor and Sub-Advisor anticipate that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
The share price (net asset value) of the shares of the Tax- Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund is determined as of 12:00 noon and 4:00 p.m., Eastern time, on each day the Trust is open for business. The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 promulgated under the Investment Company Act of 1940, the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund each value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund or the Florida Tax-Free Money Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund.

Pursuant to Rule 2a-7, the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund each maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible.

The maturity of a floating or variable rate instrument subject to a demand feature held by the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund or the Florida Tax-Free Money Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two nationally recognized statistical rating organizations ("NRSROs") (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Advisor, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Advisor, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund or the Florida Tax-Free Money Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Funds for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

If, in the Advisor's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, the Advisor will use (consistent with procedures established by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of
Trustees.  Valuations  provided  by  pricing  services  or  the  Advisor  may be
determined   without   exclusive   reliance  on  matrixes   and  may  take  into
consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

The Board of Trustees has adopted the policy for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

Taxable securities, if any, held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.


CHOOSING A SHARE CLASS
----------------------
Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund offers Class A and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Shares of the Tax-Free Intermediate Term Fund purchased before February 1, 1994 are Class A shares.

Shares of the Ohio Insured Tax-Free Fund purchased before November 1, 1993 are Class A shares. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive because similar sales load reductions are not available for Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than Class C shares over the term of the investment. As an alternative, Class C shares are sold with a lower initial sales load so more of the purchase price is immediately invested in a Fund. If you do not plan to hold your shares in a Fund for a long time (less than 4 1/4 years), it may be better to purchase Class C shares so that more of your purchase is invested directly in the Fund, although you will pay higher distribution fees. If you plan to hold your shares in a Fund for more than 4 1/4 years, it may be better to purchase Class A shares, since after 4 1/4 years your accumulated distribution fees may be more than the sales load paid on your purchase.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Set forth below is a chart comparing the sales loads and 12b-1 fees applicable to each class of shares:

CLASS       SALES LOAD                                           12b-1 FEE
--------------------------------------------------------------------------------
  A         Maximum of 4.75% initial sales load reduced            0.25%
            for purchases of $50,000 and over; shares sold without an initial sales load may be subject to a 1.00% contingent deferred sales load during first year if a commission was paid to a dealer

  C         1.25% initial sales load; 1.00% contingent             1.00%
            deferred sales load during first year
--------------------------------------------------------------------------------
If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

     Class A Shares
     --------------

Class A shares are sold at net asset value ("NAV") plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for accounts opened after July 31, 1999:

                                     Percentage        Which          Dealer
                                    of Offering     Equals this    Reallowance
                                   Price Deducted   Percentage     as Percentage
                                     for Sales      of Your Net    of Offering
Amount of Investment                    Load        Investment        Price
--------------------                    ----        ----------        -----
Less than $50,000                       4.75%          4.99%          4.00%
$50,000 but less than $100,000          4.50           4.72           3.75
$100,000 but less than $250,000         3.50           3.63           2.75
$250,000 but less than $500,000         2.95           3.04           2.25
$500,000 but less than $1,000,000       2.25           2.31           1.75
$1,000,000 or more                      None           None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Ohio Insured Tax-Free Fund for accounts opened before August 1, 1999:

                                     Percentage        Which          Dealer
                                    of Offering     Equals this    Reallowance
                                   Price Deducted   Percentage     as Percentage
                                     for Sales      of Your Net    of Offering
Amount of Investment                    Load        Investment        Price
--------------------                    ----        ----------        -----
Less than $100,000                      4.00%          4.17%          3.60%
$100,000 but less than $250,000         3.50           3.63           3.30
$250,000 but less than $500,000         2.50           2.56           2.30
$500,000 but less than $1,000,000       2.00           2.04           1.80
$1,000,000 or more                      None           None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before August 1, 1999 and after January 31, 1995:

                                     Percentage        Which          Dealer
                                    of Offering     Equals this    Reallowance
                                   Price Deducted   Percentage     as Percentage
                                     for Sales      of Your Net    of Offering
Amount of Investment                    Load        Investment        Price
--------------------                    ----        ----------        -----
Less than $100,000                      2.00%          2.04%          1.80%
$100,000 but less than $250,000         1.50           1.52           1.35
$250,000 but less than $500,000         1.00           1.01           .90
$500,000 but less than $1,000,000       0.75           0.76           0.65
$1,000,000 or more                      None           None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before February 1, 1995:

                                     Percentage        Which          Dealer
                                    of Offering     Equals this    Reallowance
                                   Price Deducted   Percentage     as Percentage
                                     for Sales      of Your Net    of Offering
Amount of Investment                    Load        Investment        Price
--------------------                    ----        ----------        -----
Less than $500,000                      1.00%          1.01%          1.00%
$500,000 but less than $1,000,000       0.75           0.76           0.75
$1,000,000 or more                      None           None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from Touchstone. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

Reduced Sales Load. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales load with the amount of any current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made in any Touchstone load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. You should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

Contingent Deferred Sales Load for Certain Purchases of Class A Shares. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the contingent deferred sales load.

     Class C Shares
     --------------

Class C shares are sold with an initial sales load of 1.25% and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 2.00% of the purchase amount to your broker at the time you purchase Class C shares.

     Additional Information on the Contingent Deferred Sales Load
     ------------------------------------------------------------

The contingent deferred sales load is waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue
Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.

All sales loads imposed on redemptions are paid to Touchstone. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1.00%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in your account are aggregated.

OTHER PURCHASE INFORMATION

Additional information with respect to certain types of purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments which may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account; or (2) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a Dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in one Fund and $25,000 in another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A purchaser of shares of a Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus may also be available to any Purchaser of shares of a Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest within a thirteen month period in any load fund distributed by Touchstone a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the Purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:

     1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
     2. By any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
     3. By clients of any portfolio advisor who are referred to Touchstone by a portfolio advisor.
     4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
     5. As part of certain promotional programs established by the Fund and/or Touchstone.
     6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.
     7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
     8.   Through Processing Organizations described in the Prospectuses.

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales load as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at net asset value may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----
The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal and state taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax (at the rate of 26% to 28% for individuals and 20% for corporations). The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

Each Fund intends to invest primarily in obligations with interest income exempt from federal income taxes. To the extent possible, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax, the California Tax-Free Money Fund intends to invest primarily in obligations the income from which is exempt from California income tax and the Florida Money Fund intends to invest primarily in obligations the value of which is exempt from the Florida intangible personal property tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders should consult their tax advisors as to the application of these provisions.

Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). In general, the tax will apply to such benefits only in cases where the recipient's provisional income, consisting of adjusted gross income, tax-exempt interest income and 50% of any Social Security benefits, exceeds a base amount ($25,000 for single individuals and $32,000 for individuals filing a joint return). In such cases, the tax will be imposed on the lesser of 50% of the recipient's Social Security benefits or the excess of provisional income over the base amount. A second tier of inclusion rules for high-income social security recipients has been added for tax years beginning after 1993. These new rules apply to taxpayers who have provisional income over $44,000 (married filing jointly) or $34,000 (single). For these taxpayers, the amount of benefit subject to tax is the lesser of (1) 85% of the social security benefit received or (2) 85% of the excess of the taxpayer's provisional income over $44,000 (married filing jointly) or $34,000 (single) plus the smaller of
(a) $6,000 (married filing jointly) or $4,500 (single) or (b) the amount taxable under the 50% inclusion rules described above. Shareholders receiving Social Security benefits may wish to consult their tax advisors.

All or a portion of the sales load incurred in purchasing Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not be included in the federal tax basis of any of such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other fund of the Touchstone complex of mutual fundS and a sales load that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the funds of the Touchstone complex of mutual funds. The portion of the sales load so excluded from the tax basis of the shares sold will equal the amount by which the sales load that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales load excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 1999, the Tax-Free Intermediate Term Fund had capital loss carryforwards for federal income tax purposes of $361,822 which expires on June 30, 2004.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------
Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------
Yield quotations on investments in the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 - 1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1999 were 2.86% and 2.90%, respectively. The Ohio Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1999 were 2.87% and 2.91%, respectively, for Class A shares and 3.12% and 3.17%, respectively, for Institutional shares. The California Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1999 were 2.82% and 2.86%, respectively. The Florida Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1999 were 3.01% and 3.05%. The Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may also quote a tax- equivalent current or effective yield, computed by dividing that portion of a Fund's current or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1999 were 4.74% and 4.80%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals (44.13%), the Ohio Tax-Free Money Fund's tax- equivalent current and effective yields for the seven days ended June 30, 1999 were 5.14% and 5.21%, respectively, for Class A shares and 5.58% and 5.67%, respectively, for Institutional shares. Based on the highest combined marginal federal and California income tax rate for individuals (45.22%), the California Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1999 were 5.15% and 5.22%, respectively. Based on the highest marginal federal income tax rate for individuals (39.6%), the Florida Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1999 were 4.98% and 5.05%.

From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV
Where:
P =               a hypothetical initial payment of $1,000
T =               average annual total return
n =               number of years
ERV =             ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for the periods ended June 30, 1999 are as follows:

Tax-Free Intermediate Term Fund (Class A)
1 year                                                                0.03%
5 years                                                               4.52%
10 years                                                              5.73%

Tax-Free Intermediate Term Fund (Class C)
1 year                                                                1.40%
5 years                                                               4.30%
Since inception (February 1, 1994)                                    3.30%

Ohio Insured Tax-Free Fund (Class A)
1 year                                                               -2.27%
5 years                                                               4.92%
10 years                                                              6.09%

Ohio Insured Tax-Free Fund (Class C)
1 year                                                                1.05%
5 years                                                               5.11%
Since inception (November 1, 1993)                                    3.75%

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end or contingent deferred sales load which, if included, would reduce total return. The total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:

                                                Ohio         Ohio
                  Tax-Free       Tax-Free       Insured      Insured
                  Intermediate   Intermediate   Tax-Free     Tax-Free
                  Term Fund      Term Fund      Fund         Fund
Period Ended      Class A        Class C        Class A      Class C
                  -------        -------        -------      -------

June 30, 1990       6.35%                        5.53%
June 30, 1991       7.38%                        7.98%
June 30, 1992       8.78%                       11.55%
June 30, 1993      10.75%                       12.24%
June 30, 1994       1.70%        -3.40%(1)      -0.41%       -4.01%(2)
June 30, 1995       6.36%         5.82%          7.75%        7.31%
June 30, 1996       4.51%         4.00%          5.05%        4.44%
June 30, 1997       6.19%         5.49%          7.36%        6.65%
June 30, 1998       5.63%         4.85%          7.03%        6.24%
June 30, 1999       2.07%         1.40%          1.81%        1.05%

(1)  From date of initial public offering on February 1, 1994.

(2)  From date of initial public offering on November 1, 1993.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end or contingent deferred sales load or over periods other than those specified for average annual total return. The average annual compounded rates of return for Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (excluding sales loads) for the periods ended June 30, 1999 are as follows:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 Year                                      2.07%
3 Years                                     4.61%
5 Years                                     4.94%
10 Years                                    5.94%
Since inception (September 10, 1981)        6.17%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 Year                                      1.81%
3 Years                                     5.37%
5 Years                                     5.78%
10 Years                                    6.52%
Since inception (April 1, 1985)             7.56%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

From time to time,  the  Tax-Free  Intermediate  Term Fund and the Ohio  Insured
Tax-Free Fund may advertise their yield and tax-equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                 6
                         Yield = 2[((a-b)/cd + 1)  - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of Class A and Class C shares of the Tax-Free Intermediate Term Fund for June 1999 were 4.06% and 3.39%, respectively. The yields of Class A and Class C shares of the Ohio Insured Tax-Free Fund for June 1999 were 4.67% and 4.11%, respectively. Tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the tax-equivalent yields of Class A and Class C shares of the Tax-Free Intermediate Term Fund for June 1999 were 6.72% and 5.61%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals (44.13%), the tax-equivalent yields of Class A and Class C shares of the Ohio Insured Tax-Free Fund for June 1999 were 8.36% and 7.36%, respectively.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yield quotations are computed separately for Class A and Institutional shares of the Ohio Tax-Free Money Fund. The yield of Institutional shares is expected to be higher than the yield of Class A shares due to the distribution fees imposed on Class A shares. Average annual total return and yield are computed separately for Class A and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free
Fund. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

IBC's Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax-Free Stockbroker & General Purpose Funds category. In addition, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax-Free State Specific Stockbroker & General Purpose Funds categories.

Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Tax-Free Money Fund may provide comparative performance information appearing in the Tax-Exempt Money Market Funds category, the Ohio Tax-Free Money Fund may provide comparative performance information appearing in the Ohio Tax-Exempt Money Market Funds category, the California Tax-Free Money Fund may provide comparative performance information appearing in the California Tax-Exempt Money Market Funds category and the Florida Tax-Free Money Fund may provide comparative performance information appearing in the Other States Tax-Exempt Money Market Funds category. The Tax-Free Intermediate Term Fund may provide comparative performance information appearing in the Intermediate (5-10 year) Municipal Debt Funds category and the Ohio Insured Tax-Free Fund may provide comparative performance information appearing in the Ohio Municipal Debt Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------
As of May 26, 2000, the principal owners of each class of shares of each Fund are listed in the following table:

----------------------------------------------------------------------------------------------
            FUND                        SHAREHOLDER              # OF SHARES       % OF CLASS
----------------------------------------------------------------------------------------------
Tax-Free Money Fund            R. Max Greenwalt                 2,431,956.370        8.6959%
                               Loretta L. Greenwalt
                               5431 Sugar Hills Dr.
                               Greenfield, IN 46140
----------------------------------------------------------------------------------------------
Tax-Free Money Fund            Bear Stearns & Co. FBO           1,526,324.000        5.4576%
                               #7205413714-G20
                               1 Metrotech Center North
                               Brooklyn, NY 11201 3859
----------------------------------------------------------------------------------------------

                                       53

----------------------------------------------------------------------------------------------
Tax-Free Money Fund            David Tondow, Jr.                1,407,129.440        5.0314%
                               Margaret L. Tondow
                               2937 Alpine Terrace
                               Cincinnati, OH  45208-3407
----------------------------------------------------------------------------------------------
Tax-Free Intermediate Term     MLPF & S for the sole benefit      219,085.306        6.1383%
Fund - Class A                 of its customers
                               Attn Fund Administration 97181
                               4800 Deer Lake Dr. East, 2nd Floor
                               Jacksonville, FL 32246
----------------------------------------------------------------------------------------------
Tax-Free Intermediate Term     Donaldson Lufkin & Jenrette         31,568.712        9.8454%
Fund - Class C                 P.O. Box 2052
                               Jersey City, NJ 07303-2052
----------------------------------------------------------------------------------------------
Tax-Free Intermediate Term     Joyce Yates                         19,164.161        5.9767%
Fund - Class C                 400 S. Lower Schooner Rd.
                               Nashville, IN 47448
----------------------------------------------------------------------------------------------
Tax-Free Intermediate Term     Janice R. Kirlin                    16,506.015        5.1477%
Fund - Class C                 12049  Cooperwood
                               Cincinnati, OH 45242
----------------------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -   Painewebber for the Benefit of      24,240.929        7.4002%
Class C                        Leland F.  Brubaker  Trustee;
                               Declaration  of Trust U/A DTD
                               10/10/97
                               4229 Westleton Ct.
                               Columbus, OH  43221-4930
----------------------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -   Fiserv Securities Inc.              22,831.366        6.9699%
Class C                        FAO 44242791, Attn Mutual
                               One Commerce Square
                               2005 Market Street Ste. 1200
                               Philadelphia, PA  19103
----------------------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -   Donaldson Lufkin & Jenrette         21,449.426         6.548%
Class C                        Securities Corporation Inc.
                               P.O. Box 2052
                               Jersey City, NJ 07303-2052
----------------------------------------------------------------------------------------------
Ohio Tax-Free Money Fund       BHC Securities Inc              79,295,383.960        38.041%
                               Attn:  Renee Pressley
                               2005 Market Street 11th Floor
                               Philadelphia, PA 19103
----------------------------------------------------------------------------------------------
Ohio Tax-Free Money Fund       Jerry  Bach                     11,614,860.760        5.5721%
                               9055 Shawnee Run Rd.
                               Cincinnati, OH  45243
----------------------------------------------------------------------------------------------
Ohio Tax-Free Money Fund -     Fifth Third Bank Trust         128,138,001.290       88.0148%
Institutional Shares           Attn Jennifer Moser
                               38 Fountain Square Plaza
                               Cincinnati, OH 45202-3191
----------------------------------------------------------------------------------------------
California Tax-Free Money      Bear Stearns & Co. FBO           6,141,841.000        9.2601%
Fund                           #5206478819-Y11
                               1 Metrotech Center North
                               Brooklyn, NY 11201-3859
----------------------------------------------------------------------------------------------
California Tax-Free Money      Bear Stearns & Co. FBO           3,706,475.000        5.5882%
Fund                           #5206891110-600
                               1 Metrotech Center North
                               Brooklyn, NY 11201-3859
----------------------------------------------------------------------------------------------

                                       54

----------------------------------------------------------------------------------------------
California Tax-Free Money      Bear Stearns & Co. FBO           6,644,337.000        5.4946%
Fund                           #5205274615-Y11
                               1 Metrotech Center North
                               Brooklyn, NY 11201-3859
----------------------------------------------------------------------------------------------
California Tax-Free Money      Bear Stearns & Co. FBO           3,635,173.000        5.4807%
Fund                           #5205547317-600
                               1 Metrotech Center North
                               Brooklyn, NY 11201-3859
----------------------------------------------------------------------------------------------
Florida Tax-Free Money Fund    Fifth Third Bank Trust           9,369,753.000       50.6452%
                               Attn Kim Haney
                               38 Fountain Square Plaza
                               1090F1
                               Cincinnati, OH 45263
----------------------------------------------------------------------------------------------
Florida Tax-Free Money Fund    Joseph H. Kanter                 2,092,522.870       11.3104%
                               9792 Windisch Road
                               West Chester, OH 45069
----------------------------------------------------------------------------------------------

CUSTODIAN
---------
The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for investments of the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund and the California Tax-Free Money Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

The Huntington Trust Company, N.A., 41 South High Street, Columbus, Ohio, has been retained to act as Custodian for investments of the Florida Tax-Free Money Fund. The Huntington Trust Company, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Huntington Trust Company receives a fee at the annual rate of .026% of the Fund's average net assets.

INDEPENDENT AUDITORS
--------------------
The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio, has been selected as independent auditors for the Trust for the fiscal year ending June 30, 2000 and to advise the Funds on certain accounting matters. Prior to the fiscal year ending June 30, 2000, other independent auditors performed the annual audit of the Trust's financial statements and advised the Funds as to certain accounting matters.

TRANSFER AGENT
--------------
The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated is an affiliate of the Advisor by reason of common ownership. Integrated receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

Integrated also provides accounting and pricing services to the Trust. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund each pay Integrated a fee in accordance with the following schedule:

                  ASSET SIZE OF FUND                 MONTHLY FEE
                  ------------------                 -----------

                   $0 - $50,000,000                     $2,500
              $50,000,000 - $100,000,000                $3,000
              $100,000,000 - $200,000,000               $3,500
              $200,000,000 - $300,000,000               $4,000
                   Over $300,000,000                    $5,000*

The Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund each pay Integrated a fee in accordance with the following schedule:

                  ASSET SIZE OF FUND                 MONTHLY FEE
                  ------------------                 -----------

                   $0 - $50,000,000                     $3,500
              $50,000,000 - $100,000,000                $4,000
              $100,000,000 - $200,000,000               $4,500
              $200,000,000 - $300,000,000               $5,000
                   Over $300,000,000                    $6,000

* Subject to an additional fee of .001% of average daily net assets in excess of $300 million.

In addition, each Fund pays all costs of external pricing services.

Integrated is retained by the Advisor to assist the Advisor in providing administrative services to the Funds. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, Integrated receives a fee from the Advisor.

The Advisor is solely responsible for the payment of these administrative fees to Integrated, and Integrated has agreed to seek payment of such fees solely from the Advisor.

TAX EQUIVALENT YIELD TABLES
---------------------------
The tax equivalent yield tables illustrate approximately the yield an individual investor must earn on taxable investments to equal a tax-exempt yield in various income tax brackets.

TAX-FREE MONEY FUND, TAX-FREE INTERMEDIATE TERM FUND AND FLORIDA TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under marginal federal 1999 income tax rates. No adjustments have been made for state or local taxes.

OHIO INSURED TAX-FREE FUND AND OHIO TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under combined marginal federal and Ohio 1999 income tax rates. Where more than one state bracket falls within a federal bracket, the highest state tax bracket has been combined with the federal bracket. The combined marginal state and federal tax brackets shown reflect the fact that state income tax payments are currently deductible for federal tax purposes.

CALIFORNIA TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under combined marginal federal and California 1999 income tax rates. Where more than one state bracket falls within a federal bracket, the highest state tax bracket has been combined with the federal bracket. The combined marginal state and federal tax brackets shown reflect the fact that state income tax payments are currently deductible for federal tax purposes.

For federal income tax purposes, the total amount otherwise allowable as a deduction for personal exemptions in computing taxable income is reduced by 2% for each $2,500 (or fraction of that amount) by which the taxpayer's adjusted gross income exceeds $124,500 (single return) or $186,800 (joint return). In addition, the total amount otherwise allowable as itemized deductions in computing taxable income is reduced by 3% of the amount by which the taxpayer's adjusted gross income exceeds $124,500. The tax equivalent yield tables have not been adjusted to reflect the impact of these adjustments to taxable income.

TAX-FREE MONEY FUND, TAX-FREE INTERMEDIATE TERM FUND
AND FLORIDA TAX-FREE MONEY FUND
                                Tax-Exempt Yield
                                ----------------

                      3.0%     3.5%     4.0%     4.5%     5.0%     5.5%
Federal
Tax Bracket*                  Tax Equivalent Yield
------------                  --------------------

  15%                3.53%    4.12%    4.71%    5.29%    5.88%    6.47
  28%                4.17     4.86     5.56     6.25     6.94     7.64
  31%                4.35     5.07     5.80     6.52     7.25     7.97
  36%                4.69     5.47     6.25     7.03     7.81     8.59
39.6%                4.97     5.79     6.62     7.45     8.28     9.11

OHIO INSURED TAX-FREE FUND
OHIO TAX-FREE MONEY FUND
                                Tax-Exempt Yield
                                ----------------
Combined
Ohio and              3.0%     3.5%     4.0%     4.5%     5.0%     5.5%
Federal
Tax Bracket*                  Tax Equivalent Yield
                              --------------------

18.788%              3.69%    4.31%    4.93%    5.54%    6.16%    6.77
31.745%              4.40     5.13     5.86     6.59     7.33     8.06
35.761%              4.67     5.45     6.23     7.01     7.78     8.56
40.800%              5.07     5.91     6.76     7.60     8.45     9.29
44.130%              5.37     6.26     7.16     8.05     8.95     9.84

CALIFORNIA TAX-FREE MONEY FUND
                                Tax-Exempt Yield
                                ----------------
Combined
California and        3.0%     3.5%     4.0%     4.5%     5.0%     5.5%
Federal
Tax Bracket*                  Tax Equivalent Yield
------------                  --------------------

20.100%              3.75%    4.38%    5.01%    5.63%    6.26%    6.88
34.696%              4.59     5.36     6.13     6.89     7.66     8.42
37.417%              4.79     5.59     6.39     7.19     7.99     8.79
41.952%              5.17     6.03     6.89     7.75     8.61     9.47
45.217%              5.48     6.39     7.30     8.21     9.13    10.04

*Tax Brackets                                         Combined    Combined
-------------                                         Ohio and    California and
                                           Federal    Federal     Federal
Single                Joint                Tax        Tax         Tax
Return                Return               Bracket    Bracket     Bracket
                      ------               -------    -------     -------

Not over $25,750      Not Over $43,050       15%     18.788%      20.100%
$25,750-$62,450       $43,050-$104,050       28%     31.745%      34.696%
$62,450-$130,250      $104,050-$158,550      31%     35.761%      37.417%
$130,250-$283,150     $158,550-$283,150      36%     40.800%      41.952%
Over $283,150         Over $283,150        39.6%     44.130%      45.217%

FINANCIAL STATEMENTS
--------------------
The following financial statements for the Trust at and for the fiscal periods indicated are incorporated herein by reference from their current reports to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.

                  DISTRIBUTOR
          Touchstone Securities, Inc.
                311 Pike Street
             Cincinnati, Ohio 45202
                                                 TOUCHSTONE TAX-FREE TRUST

               INVESTMENT ADVISOR              o Tax-Free Intermediate Term Fund
           Touchstone Advisors, Inc.           o Ohio Insured Tax-Free Fund
                311 Pike Street                o Tax-Free Money Fund
             Cincinnati, Ohio 45202            o Ohio Tax-Free Money Fund
                                               o California Tax-Free Money Fund
                                               o Florida Tax-Free Money Fund
       TRANSFER AGENT, ADMINISTRATOR AND
             FUND ACCOUNTING AGENT
         Integrated Fund Services, Inc.
               312 Walnut Street
             Cincinnati, Ohio 45202


            CUSTODIAN FOR ALL FUNDS
      (EXCEPT FLORIDA TAX-FREE MONEY FUND)
              The Fifth Third Bank
            38 Fountain Square Plaza
             Cincinnati, Ohio 45202


   CUSTODIAN FOR FLORIDA TAX-FREE MONEY FUND
          The Huntington Trust Company
              41 South High Street           STATEMENT OF ADDITIONAL INFORMATION
              Columbus, Ohio 43215                       JUNE 9, 2000


              INDEPENDENT AUDITORS
               Ernst & Young LLP
              250 E. Fifth Street
             Cincinnati, Ohio 45202


                 LEGAL COUNSEL
               Frost & Jacobs LLP
                2500 PNC Center
             201 East Fifth Street
             Cincinnati, Ohio 45202

                                   Tax-Exempt

                                     Annual
                                     Report






                                  June 30, 1999
                             Countrywide Investments

                          Countrywide Investment Logo


                               Tax-Free Money Fund

                         California Tax-Free Money Fund

                            Ohio Tax-Free Money Fund

                           Florida Tax-Free Money Fund

                         Tax-Free Intermediate Term Fund

                           Ohio Insured Tax-Free Fund

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter from the Chairman.......................................................3

Letter from the President......................................................4

Management Discussion and Analysis...........................................5-6

Statements of Assets and Liabilities.........................................7-9

Statements of Operations...................................................10-12

Statements of Changes in Net Assets........................................13-15

Financial Highlights.......................................................16-22

Notes to Financial Statements..............................................23-29

Portfolios of Investments:

     Tax-Free Money Fund...................................................30-31

     California Tax-Free Money Fund........................................32-33

     Ohio Tax-Free Money Fund..............................................34-40

     Florida Tax-Free Money Fund...........................................41-43

     Tax-Free Intermediate Term Fund.......................................44-47

     Ohio Insured Tax-Free Fund............................................48-50

Notes to Portfolios of Investments............................................51

Report of Independent Public Accountants......................................52



2. Countrywide Investments

LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------
PHOTO OF ANGELO R. MOZILO
CHAIRMAN

Dear Shareholders:

Thirty years ago, David Loeb and I had an ambitious vision for a new mortgage lending company. As we pondered a name for the company, we thought big:
Worldwide. But even the two of us, as ambitious as we were, could not conceive of a global reach for the company. After rejecting Nationwide, we settled on Countrywide and the rest is history. Now it seems our dreams were too modest. On February 17, Countrywide signed a letter of intent to form a European mortgage banking joint venture with Woolwich, plc, one of the five largest mortgage originators and servicers in the United Kingdom. The initial purpose of the joint venture is to provide fee-based mortgage services for Woolwich, which has a mortgage servicing portfolio equivalent to $40 billion, annual fundings equivalent to $10 billion and mortgage operations in France and Italy. The joint venture will also market its services to other lenders throughout the European Union.

Growth and change are crucial to our success at Countrywide. New ideas and the latest technology -- as well as huge ambition and passion to be the best -- made us the nation's largest independent residential mortgage lender and servicer. This philosophy also applies to the many Countrywide subsidiaries, including Countrywide Investments. We are committed to creating value for our shareholders by offering a variety of investment opportunities. There are currently 16 funds offered through Countrywide Investments, each designed to fulfill specific financial needs. As the merger and acquisition team adds new funds, shareholders will enjoy an even broader range of investment choices. Just as Countrywide Home Loans delivers the American dream of homeownership, Countrywide Investments brings financial dreams within the reach of every investor. Whether planning for a family, college education or retirement, Countrywide Investments makes saving and investing money easy and convenient.

Thank you for choosing Countrywide Investments for your financial planning needs. We hope our services will bring you the financial rewards of careful planning and big dreams.

Sincerely,

/S/ Angelo R. Mozilo

Angelo R. Mozilo
Chairman

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------
PHOTO OF ROBERT H. LESHNER

Dear Fellow Shareholder:

We are pleased to present Countrywide Tax-Free Trust's Annual Report for the fiscal year ended June 30, 1999. This report provides financial data and performance information for the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund. These Funds represent the six tax-free money market and bond products offered among the 16 mutual funds that comprise the Countrywide Family of Funds.

The economic expansion that started in March 1991 showed no signs of faltering during the past year, and the index of leading economic indicators suggests that it will continue into the year 2000. The strong economy, coupled with negligible inflation, low unemployment and a bull market, has resulted in the highest level of consumer confidence in 30 years.

Continued strength in our economy and signs of improvement in Asian and Latin American economies proved to be the catalyst for an interest rate increase by the Federal Reserve Board during the second quarter of 1999. The Fed raised the federal funds target rate, a key short-term interest rate, by a quarter of a percentage point to 5%. By increasing the rate just 0.25%, the Fed sent a message that the 0.75% reduction made in the fall of 1998 was no longer completely necessary. As the Federal Open Market Committee (FOMC) stated in its announcement, "Much of the financial strain has eased, foreign economies have firmed and economic activity in the United States has moved forward at a brisk pace."

Municipal bonds outperformed Treasuries by a significant margin in the first half of 1999, reversing last year's underperformance. Heavy issuance of municipals in 1998, coupled with turmoil in foreign economies, caused a flight to quality that hurt the performance of municipals relative to Treasuries. This flight to quality has reversed dramatically in 1999 with returns on municipal bonds down only half as much as comparable Treasuries.

We believe the tax-exempt sector continues to offer an attractive investment alternative. Investors can buy high quality, intermediate and longer-term municipal bonds at yields close to 90% of Treasuries. This gives investors an appealing tax-free yield with an investment that should continue to provide relative stability compared to Treasuries and equities.

Countrywide Investments is committed to offering you quality products and services to help you meet your financial goals. Your confidence in us is reflected in our success. We thank you for your support and look forward to our continued partnership.

Sincerely,

/s/ Robert H. Leshner

Robert H. Leshner
President

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
OVERVIEW
The pace of economic activity in the U.S. over the past year remained quite brisk. Strong employment growth, rising incomes and a relentless stock market combined to fuel consumer consumption. Inflation remained subdued with the Consumer Price Index up only 2% for the past fiscal year. The yield curve steepened during the year with short-term maturities declining in yield, while yields on bonds with intermediate and long-term maturities increased. During the quarter ended September 30, 1998, a near meltdown in the emerging markets of Russia, Asia and Latin America sparked a liquidity crisis in the bond market, resulting in a "flight to quality" which sent Treasury yields sharply lower. This caused a dislocation between the Treasury market and other sectors of the bond market forcing yield spreads to widen dramatically. The Federal Reserve Board responded by lowering the federal funds rate on three occasions, providing the liquidity necessary for stability to return to the bond markets.

Interest rates began to rise by the start of 1999 due to improving conditions overseas and a concern that robust domestic growth would lead to higher inflation. By mid-year, Treasury yields had increased about 1% and, after several warnings, the Fed finally raised the federal funds rate by 0.25% to 5%. The change in municipal yields over the twelve months ended June 30 was comparable to the change in Treasuries; however, in the second half of the fiscal year, municipals outperformed Treasuries by a wide margin. Municipal bond yields were up only about half as much as comparable maturity Treasuries, and the total returns in most municipal sectors were twice that of the Treasury market.

TAX-FREE INTERMEDIATE TERM FUND
The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. For the fiscal year ended June 30, 1999, the Fund's total returns (excluding the impact of applicable sales loads) were 2.07% and 1.40% for Class A shares and Class C shares, respectively. The Lehman Brothers 5-Year Municipal G.O. Bond Index returned 3.42% during the same period.

Our focus in managing the Tax-Free Intermediate Term Fund is to maximize the tax-free yield while minimizing the share price volatility. This focus can negatively impact our total return during periods of declining interest rates as was experienced during the first three quarters of the Fund's fiscal year. However, during the last quarter, as interest rates increased, the performance of the Fund improved relative to the comparative Lehman Brothers Index, and outperformed it after taking the Fund's operating expenses into consideration. In addition, the Fund outperformed its Lipper peer group for the fiscal year. Recently, we have made changes that we believe will help to improve the overall total return of the portfolio. These changes include selling some of the shorter maturity, higher coupon issues from the portfolio and buying new issues in the 10-year maturity range. The additional yield available in this maturity sector provides an attractive opportunity for the Fund.

OHIO INSURED TAX-FREE FUND
The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 1999, the Fund's total returns (excluding the impact of applicable sales loads) were 1.81% and 1.05% for Class A shares and Class C shares, respectively. The Lehman Brothers 15-Year Municipal G.O. Bond Index returned 2.70% during the same period.

Performance of the Ohio Insured Tax-Free Fund for the fiscal year was comparable to that of the Lehman Brothers 15-year Municipal G.O. Bond Index after factoring in the associated expenses of the Fund. Over the course of the year, we initiated several trades in the portfolio to improve the overall structure of the portfolio. To accomplish this, we sold issues with higher coupons and short call features and bought new issues with better call protection. Concerning the purchases, we focused on issues in the 20-year maturity range offering call protection of at least ten years. These issues provide the best combination of yield and total return which, we believe, will ultimately improve the total return potential of the Fund.

             Comparison of the Change in Value since June 30, 1989 of a $10,000 Investment in the Tax-Free Intermediate Term Fund - Class A*
            and the Lehman Brothers 5-Year Municipal G.O. Bond Index


Tax-Free Intermediate Term Fund
Average Annual Total Returns

                1 Year           5 Years           10 Years     Since Inception*
Class A         0.03%             4.52%             5.73%             6.05%
Class C         1.40%             4.30%              -                3.30%


                  Lehman Brothers 5-Year                  Tax-Free Intermediate
                  Municipal G.O. Bond Index                Term Fund - Class A
6/89              10000                                        9800
                  10111                                        9951
                  10413                                        10182
                  10463                                        10241
6/90              10698                                        10422
                  10811                                        10472
                  11170                                        10797
                  11410                                        11005
6/91              11610                                        11191
                  12022                                        11515
                  12425                                        11779
                  12415                                        11835
6/92              12818                                        12174
                  13137                                        12441
                  13346                                        12687
                  13685                                        13118
6/93              14008                                        13483
                  14311                                        13910
                  14487                                        14075
                  14031                                        13600
6/94              14219                                        13711
                  14334                                        13789
                  14286                                        13663
                  14866                                        14257
6/95              15246                                        14583
                  15662                                        14884
                  15948                                        15246
                  16000                                        15180
6/96              16069                                        15241
                  16331                                        15486
                  16687                                        15835
                  16660                                        15811
6/97              17076                                        16184
                  17450                                        16486
                  17771                                        16764
                  17979                                        16905
6/98              18160                                        17096
                  18660                                        17519
                  18807                                        17614
                  19001                                        17677
6/99              18780                                        17450


Past performance is not predictive of future performance.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

             Comparison of the Change in Value since June 30, 1989
      of a $10,000 Investment in the Ohio Insured Tax-Free Fund - Class A*
           and the Lehman Brothers 15-Year Municipal G.O. Bond Index

Ohio Insured Tax-Free Fund
Average Annual Total Returns


              1 Year        5 Years         10 Years          Since Inception*
Class A      -2.27%          4.92%           6.09%                  7.26%
Class C       1.05%          5.11%             -                    3.75%

               Lehman Brothers 15-Year                  Ohio Insured
               Municipal G.O. Bond Index                Tax-Free Fund - Class A
6/89           10000                                                9600
               9957                                                 9596
               10397                                                9952
               10396                                                9942
6/90           10634                                                10131
               10591                                                10139
               11059                                                10541
               11263                                                10729
6/91           11484                                                10939
               11954                                                11340
               12328                                                11701
               12394                                                11694
6/92           12867                                                12203
               13235                                                12441
               13561                                                12726
               14137                                                13207
6/93           14655                                                13696
               15266                                                14224
               15505                                                14328
               14453                                                13571
6/94           14659                                                13639
               14719                                                13663
               14461                                                13558
               15677                                                14452
6/95           16027                                                14696
               16612                                                15039
               17285                                                15709
               17120                                                15371
6/96           17180                                                15438
               17593                                                15805
               18126                                                16191
               18113                                                16059
6/97           18870                                                16574
               19517                                                16975
               20070                                                17356
               20335                                                17511
6/98           20693                                                17740
               21469                                                18285
               21606                                                18318
               21764                                                18408
6/99           21252                                                18060


Past performance is not predictive of future performance.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November
1, 1993.



6. Countrywide Investments

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999
--------------------------------------------------------------------------------
                                                                      California
                                                     Tax-Free         Tax-Free
(000's)                                              Money Fund       Money Fund
--------------------------------------------------------------------------------

ASSETS
Investment securities:
   At acquisition cost                              $    24,986      $    47,809
                                                    ============================
   At amortized cost                                $    24,935      $    47,711
                                                    ============================
   At market value (Note 2)                         $    24,935      $    47,711
Cash                                                        106              119
Interest receivable                                         208              378
Other assets                                                  9                1
                                                    ----------------------------
   Total assets                                          25,258           48,209
                                                    ----------------------------
LIABILITIES
Dividends payable                                             1                4
Payable for securities purchased                             --              201
Payable to affiliates (Note 4)                               15               26
Other accrued expenses and liabilities                        8               11
                                                    ----------------------------
   Total liabilities                                         24              242
                                                    ----------------------------

NET ASSETS                                          $    25,234      $    47,967
                                                    ----------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                     $    25,231      $    47,980
Undistributed net investment income                           6               --
Accumulated net realized losses from
security transactions                                        (3)            (13)
                                                    ----------------------------
Net assets                                          $    25,234      $    47,967
                                                    ============================

Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value) (Note 5)             25,242           47,980
                                                    ============================

Net asset value, offering price and redemption price
   per share (Note 2)                               $      1.00      $      1.00
                                                    ============================

See accompanying notes to financial statements.



Countrywide Investments 7.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999
--------------------------------------------------------------------------------
                                                         Ohio           Florida
                                                        Tax-Free        Tax-Free
(000's)                                               Money Fund      Money Fund
--------------------------------------------------------------------------------

ASSETS
Investment securities:
   At acquisition cost                              $   393,693      $    36,451
                                                    ============================
   At amortized cost                                $   393,522      $    36,379
                                                    ============================
   At market value (Note 2)                         $   393,522      $    36,379
Cash                                                        312               15
Interest receivable                                       2,753              306
Other assets                                                 12                2
                                                    ----------------------------
   Total assets                                         396,599           36,702
                                                    ----------------------------

LIABILITIES
Dividends payable                                           430               23
Payable for securities purchased                          5,113               --
Payable to affiliates (Note 4)                              224               12
Other accrued expenses and liabilities                       35               12
                                                    ----------------------------
   Total liabilities                                      5,802               47
                                                    ----------------------------

NET ASSETS                                          $   390,797      $    36,655
                                                    ============================

NET ASSETS CONSIST OF:
Paid-in capital                                     $   390,787      $    36,666
Accumulated net realized gains (losses) from
security transactions                                        10             (11)
                                                    ----------------------------
NET ASSETS                                          $   390,797      $    36,655
                                                    ============================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares              $   214,691      $    21,371
                                                    ============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5)                               214,679           21,375
                                                    ============================
Net asset value, offering price and redemption price
   per share (Note 2)                               $      1.00      $      1.00
                                                    ============================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares       $   176,106      $    15,284
                                                    ============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5)                               176,108           15,291
                                                    ============================
Net asset value, offering price and
   redemption price per share (Note 2)              $      1.00      $      1.00
                                                    ============================

See accompanying notes to financial statements.


8. Countrywide Investments

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999
--------------------------------------------------------------------------------
                                                       Tax-Free     Ohio Insured
                                                    Intermediate      Tax-Free
(000's)                                               Term Fund         Fund
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost                              $    52,764      $    62,029
                                                    ============================
   At amortized cost                                $    52,525      $    61,971
                                                    ============================
   At market value (Note 2)                         $    53,176      $    64,501
Cash                                                         59               86
Interest receivable                                         891              623
Receivable for capital shares sold                          143               25
Receivable for securities sold                              491            3,579
Other assets                                                 14                7
                                                    ----------------------------
   Total assets                                          54,774           68,821
                                                    ----------------------------
LIABILITIES
Dividends payable                                            33               72
Payable for capital shares redeemed                         130              229
Payable for securities purchased                          2,027              990
Payable to affiliates (Note 4)                               37               36
Other accrued expenses and liabilities                       14               17
                                                    ----------------------------
   Total liabilities                                      2,241            1,344
                                                    ----------------------------

NET ASSETS                                          $    52,533      $    67,477
                                                    ============================
NET ASSETS CONSIST OF:
Paid-in capital                                     $    52,244      $    65,021
Accumulated net realized losses from
  security transactions                                    (362)             (74)
Net unrealized appreciation on investments                  651            2,530
                                                    ----------------------------
Net Assets                                          $    52,533      $    67,477
                                                    ============================
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares             $    47,899      $    62,737
                                                    ============================
Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value) (Note 5)              4,405            5,343
                                                    ============================
Net asset value and redemption price
   per share (Note 2)                               $     10.87      $     11.74
                                                    ============================
Maximum offering price per share (Note 2)           $     11.09      $     12.23
                                                    ============================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares             $     4,634      $     4,740
                                                    ============================
Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value) (Note 5)                426              404
                                                    ============================
Net asset value, offering price and redemption price
   per share (Note 2)                               $     10.88      $     11.74
                                                    ============================

See accompanying notes to financial statements.
Countrywide Investments 9.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999
--------------------------------------------------------------------------------
                                                                      California
                                                        Tax-Free       Tax-Free
(000's)                                               Money Fund      Money Fund
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                  $     1,037      $     1,819
                                                    ----------------------------

EXPENSES
   Investment advisory fees (Note 4)                        143              278
   Accounting services fees (Note 4)                         30               36
   Transfer agent fees (Note 4)                              30               27
   Distribution expenses (Note 4)                             2               28
   Postage and supplies                                      18                6
   Registration fees                                         16                5
   Professional fees                                          8                9
   Custodian fees                                             7                8
   Trustees' fees and expenses                                6                6
   Pricing expenses                                           4                4
   Insurance expense                                          3                4
   Reports to shareholders                                    3                2
   Other expenses                                             1                5
                                                    ----------------------------
TOTAL EXPENSES                                              271              418
   Fees waived by the Adviser (Note 4)                      (17)              --
                                                    ----------------------------
NET EXPENSES                                                254              418

NET INVESTMENT INCOME                                       783            1,401
                                                    ----------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS               (2)            (12)
                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $       781      $     1,389
                                                    ============================

See accompanying notes to financial statements.


10. Countrywide Investments

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999
--------------------------------------------------------------------------------
                                                          Ohio          Florida
                                                        Tax-Free       Tax-Free
(000's)                                               Money Fund      Money Fund
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income                                  $    12,556      $     1,931
                                                    ----------------------------

EXPENSES
   Investment advisory fees (Note 4)                      1,597              286
   Distribution expenses, Retail class (Note 4)             501               43
   Accounting services fees (Note 4)                         73               46
   Transfer agent fees, Retail class (Note 4)                74               12
   Transfer agent fees, Institutional class (Note 4)         12               12
   Custodian fees (Note 4)                                   32               20
   Postage and supplies                                      38                3
   Registration fees                                         31                8
   Professional fees                                         25               10
   Pricing expenses                                          10                5
   Insurance expense                                          9                5
   Trustees' fees and expenses                                6                6
   Reports to shareholders                                    7                1
   Other expenses                                            19                2
                                                    ----------------------------
TOTAL EXPENSES                                            2,434              459
   Fees waived by the Adviser (Note 4)                      (52)           (124)
                                                    ----------------------------
NET EXPENSES                                              2,382              335
                                                    ----------------------------

NET INVESTMENT INCOME                                    10,174            1,596
                                                    ----------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS               (3)            (11)
                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $    10,171      $     1,585
                                                    ============================

See accompanying notes to financial statements.


Countrywide Investments 11.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999
--------------------------------------------------------------------------------
                                                         Tax-Free   Ohio Insured
                                                       Intermediate   Tax-Free
(000's)                                                  Term Fund      Fund
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                  $     2,894      $     3,861
                                                    ----------------------------

EXPENSES
   Investment advisory fees (Note 4)                        272              353
   Transfer agent fees, Class A (Note 4)                     53               33
   Transfer agent fees, Class C (Note 4)                     12               12
   Distribution expenses, Class A (Note 4)                   42                9
   Distribution expenses, Class C (Note 4)                   25               27
   Accounting services fees (Note 4)                         48               48
   Postage and supplies                                      40               20
   Registration fees, Common                                  4                4
   Registration fees, Class A                                10                4
   Registration fees, Class C                                 9                2
   Pricing expenses                                          13               14
   Custodian fees                                            14                8
   Professional fees                                         10               11
   Reports to shareholders                                    8                5
   Trustees' fees and expenses                                6                6
   Insurance expense                                          5                6
   Other expenses                                             3                5
                                                    ----------------------------
TOTAL EXPENSES                                              574              567
                                                    ----------------------------

NET INVESTMENT INCOME                                     2,320            3,294
                                                    ----------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions            634              353
   Net change in unrealized appreciation/depreciation
     on investments                                      (1,787)         (2,151)
                                                    ----------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS        (1,153)         (1,798)
                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $     1,167      $     1,496
                                                    ============================

See accompanying notes to financial statements.

12. Countrywide Investments

STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------
                                                                      California
                                            Tax-Free                   Tax-Free
                                           Money Fund                 Money Fund
------------------------------------------------------------------------------------
                                     Year          Year         Year         Year
                                    Ended         Ended        Ended        Ended
                                   June 30,      June 30,     June 30,     June 30,
(000's)                              1999          1998         1999         1998
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income         $     783     $    899      $  1,401     $   1,220
   Net realized gains (losses) from
     security transactions              (2)          --           (12)            2
                                ----------------------------------------------------
Net increase in net assets
   from operations                     781          899         1,389         1,222
                                ----------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income         (777)        (899)       (1,401)       (1,220)
                                ----------------------------------------------------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
   Proceeds from shares sold        48,307       63,515       196,122       178,295
   Reinvested distributions            751          884         1,332         1,139
   Payments for shares redeemed    (61,211)     (57,142)     (190,488)     (170,609)
                                ----------------------------------------------------
Net increase (decrease) in net assets
   from capital share transactions (12,153)       7,257         6,966         8,825
                                ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      (12,149)       7,257         6,954         8,827

NET ASSETS
   Beginning of year                37,383       30,126        41,013        32,186
                                ----------------------------------------------------
   End of year                   $  25,234     $ 37,383      $ 47,967     $  41,013
                                ====================================================

UNDISTRIBUTED NET
   INVESTMENT INCOME             $       6     $     --      $     --     $      --
                                ====================================================


See accompanying notes to financial statements.

Countrywide Investments 13.



STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------
                                            Ohio                      Florida
                                          Tax-Free                   Tax-Free
                                         Money Fund                 Money Fund
-----------------------------------------------------------------------------------
                                     Year          Year         Year         Year
                                     Ended         Ended        Ended        Ended
                                   June 30,      June 30,     June 30,     June 30,
(000's)                              1999          1998         1999         1998
-----------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income         $  10,174     $  9,960      $  1,596     $   1,737
   Net realized gains (losses) from
     security transactions              (3)           1           (11)           23
                                ----------------------------------------------------
Net increase in net assets
   from operations                  10,171        9,961         1,585         1,760
                                ----------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income,
     Retail                         (5,927)      (6,053)         (501)         (587)
   From net investment income,
     Institutional                  (4,247)      (3,907)       (1,095)       (1,150)
   From net realized gains,
     Retail                             --           --            (6)           --
   From net realized gains,
     Institutional                      --           --           (16)           --
                                ----------------------------------------------------
Decrease in net assets from
   distributions to shareholders   (10,174)      (9,960)       (1,618)       (1,737)
                                ----------------------------------------------------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
RETAIL
   Proceeds from shares sold       455,007      443,151        29,958        27,490
   Reinvested distributions          5,786        5,971           495           577
   Payments for shares redeemed   (451,416)    (410,527)      (23,442)      (36,138)
                                ----------------------------------------------------
Net increase (decrease) in net assets
   from Retail share transactions    9,377       38,595         7,011        (8,071)
                                ----------------------------------------------------

INSTITUTIONAL
   Proceeds from shares sold       459,806      303,525        67,739       129,691
   Reinvested distributions             18            2           427           106
   Payments for shares redeemed   (398,983)    (285,849)     (102,016)     (100,005)
                                ----------------------------------------------------
Net increase (decrease) in net assets
   from Institutional
   share transactions               60,841       17,678       (33,850)       29,792
                                ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       70,215       56,274      ( 26,872)       21,744

NET ASSETS
   Beginning of year               320,582      264,308        63,527        41,783
                                ----------------------------------------------------
   End of year                   $ 390,797     $320,582      $ 36,655     $  63,527
                                ====================================================

See accompanying notes to financial statements.


14. Countrywide Investments

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------
                                          Tax-Free                 Ohio Insured
                                        Intermediate                 Tax-Free
                                          Term Fund                    Fund
------------------------------------------------------------------------------------

                                     Year          Year         Year         Year
                                     Ended         Ended        Ended        Ended
                                   June 30,      June 30,     June 30,     June 30,
(000's)                              1999          1998         1999         1998
------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income         $   2,320     $  2,689      $  3,294     $   3,707
   Net realized gains from
     security transactions             634          504           353         1,577
   Net change in unrealized
     appreciation/depreciation
     on investments                 (1,787)         121        (2,151)          (19)
                                ----------------------------------------------------
Net increase in net assets
   from operations                   1,167        3,314         1,496         5,265
                                ----------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income,
     Class A                       (2,149)       (2,503)       (3,095)       (3,489)
   From net investment income,
     Class C                         (171)         (186)         (199)         (218)
   From net realized gains,
     Class A                            --           --        (1,554)         (434)
   From net realized gains,
     Class C                            --           --          (115)          (35)
                                ----------------------------------------------------
Decrease in net assets from
   distributions to shareholders    (2,320)      (2,689)       (4,963)        (4,176)
                                ----------------------------------------------------
FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
CLASS A
   Proceeds from shares sold        13,620       12,408       142,439       140,843
   Reinvested distributions          1,723        2,009         3,500         2,921
   Payments for shares redeemed    (19,292)     (20,581)     (149,279)     (146,316)
                                -----------------------------------------------------
Net decrease in net assets from
   Class A share transactions      (3,949)       (6,164)       (3,340)       (2,552)
                                ----------------------------------------------------
CLASS C
   Proceeds from shares sold         2,454        1,781           550         2,552
   Reinvested distributions            158          173           268           210
   Payments for shares redeemed     (2,620)      (2,418)       (1,038)       (2,250)
                                ----------------------------------------------------
Net increase (decrease) in net assets
   from Class C share transactions      (8)        (464)         (220)          512
                                ----------------------------------------------------

TOTAL DECREASE IN NET ASSETS        (5,110)      (6,003)       (7,027)         (951)

NET ASSETS
   Beginning of year                57,643       63,646        74,504        75,455
                                ----------------------------------------------------
   End of year                   $  52,533     $ 57,643      $ 67,477     $  74,504
                                ====================================================

See accompanying notes to financial statements.

Countrywide Investments 15.

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

                                          Per Share Data for a Share Outstanding Throughout Each Year
-----------------------------------------------------------------------------------------------------
                                                       Year Ended June 30,
-----------------------------------------------------------------------------------------------------
                                            1999       1998        1997        1996       1995
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of year    $  1.000    $  1.000    $ 1.000    $  1.000     $  1.000
                                        -------------------------------------------------------------
Net investment income                      0.027       0.030      0.029       0.031        0.030
                                        -------------------------------------------------------------
Dividends from net investment
   income                                 (0.027)     (0.030)    (0.029)     (0.031)      (0.030)
                                        -------------------------------------------------------------
Net asset value at end of year          $  1.000    $  1.000    $ 1.000    $  1.000     $  1.000
                                        -------------------------------------------------------------
Total return                                2.75%       3.03%      2.89%       3.15%        3.07%
                                        =============================================================
Net assets at end of year (000's)       $ 25,234    $ 37,383    $30,126    $  25,342    $ 26,692
                                        =============================================================
Ratio of net expenses to
   average net assets(A)                   0.89%       0.92%      0.99%         0.99%       0.99%
Ratio of net investment income to
   average net assets                      2.74%       2.98%      2.85%         3.09%       3.00%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.95% for the year ended June 30, 1999 (Note 4).


CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------

                                          Per Share Data for a Share Outstanding Throughout Each Year
-----------------------------------------------------------------------------------------------------
                                                            Year Ended June 30,
                                        -------------------------------------------------------------
                                                1999       1998        1997        1996       1995
-----------------------------------------------------------------------------------------------------

Net asset value at beginning of year        $  1.000    $  1.000     $ 1.000    $  1.000     $ 1.000
                                        -------------------------------------------------------------
Net investment income                          0.025       0.029       0.028       0.029       0.029
                                        -------------------------------------------------------------
Dividends from net investment
   income                                     (0.025)     (0.029)     (0.028)     (0.029)     (0.029)
                                        -------------------------------------------------------------
Net asset value at end of year              $  1.000    $  1.000     $ 1.000    $  1.000     $ 1.000
                                        -------------------------------------------------------------
Total return                                    2.56%       2.94%       2.81%       2.95%       2.95%
                                        =============================================================
Net assets at end of year (000's)           $ 47,967    $ 41,013     $ 32,186   $ 36,122     $ 19,525
                                        =============================================================
Ratio of net expenses to
   average net assets(A)                        0.75%       0.77%        0.80%      0.80%        0.70%
Ratio of net investment income to
   average net assets                           2.52%       2.89%        2.76%      2.88%        2.83%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82% and 0.85% for the years ended June 30, 1996 and 1995, respectively.

See accompanying notes to financial statements.

16. Countrywide Investments



OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------

                                          Per Share Data for a Share Outstanding Throughout Each Year
-----------------------------------------------------------------------------------------------------
                                                             Year Ended June 30,
                                        -------------------------------------------------------------
                                             1999       1998        1997        1996       1995
-----------------------------------------------------------------------------------------------------

Net asset value at beginning of year     $  1.000    $  1.000    $ 1.000    $  1.000     $   1.000
                                        -------------------------------------------------------------
Net investment income                       0.027       0.030      0.030       0.031         0.031
                                        -------------------------------------------------------------
Dividends from net investment
   income                                  (0.027)     (0.030)    (0.030)     (0.031)       (0.031)
                                        -------------------------------------------------------------
Net asset value at end of year           $  1.000    $  1.000   $  1.000    $  1.000     $   1.000
                                        =============================================================
Total return                                 2.73%       3.07%      2.99%       3.14%         3.12%
                                        =============================================================
Net assets at end of year (000's)        $214,691    $205,316   $166,719    $240,323     $ 226,606
                                        =============================================================
Ratio of net expenses to
   average net assets(A)                     0.75%       0.75%      0.75%      0.75%          0.74%
Ratio of net investment income to
   average net assets                        2.68%       3.02%      2.93%      3.09%          3.08%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77%, 0.76% and 0.77% for the years ended June 30, 1999, 1998 and 1997, respectively (Note 4).


OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------
                                                                          Period
                                                   Year Ended June 30,     Ended
                                                                         June 30,
                                               1999           1998        1997(A)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $     1.000    $     1.000    $      1.000
                                        -------------------------------------------------------------
Net investment income                          0.029          0.033           0.016
                                        -------------------------------------------------------------
Dividends from net investment income          (0.029)        (0.033)         (0.016)
                                        -------------------------------------------------------------
Net asset value at end of period         $     1.000    $     1.000    $      1.000
                                        =============================================================
Total return                                   2.98%          3.33%           3.31%(C)
                                        =============================================================
Net assets at end of period (000's)      $  176,106     $   115,266    $    97,589
                                        =============================================================
Ratio of net expenses to
   average net assets(B)                       0.50%          0.50%           0.50%(C)
Ratio of net investment income to
   average net assets                          2.93%          3.27%           3.28%(C)

(A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.51%, 0.52% and 0.56%(C) for the periods ended June 30, 1999, 1998 and 1997, respectively (Note 4).
(C) Annualized.

See accompanying notes to financial statements.

Countrywide Investments 17.

FLORIDA TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
                                          Per Share Data for a Share Outstanding Throughout Each Year
-------------------------------------------------------------------------------------------------------
                                                            Year Ended June 30,
                                        ---------------------------------------------------------------
                                               1999       1998        1997        1996       1995
-------------------------------------------------------------------------------------------------------

Net asset value at beginning of year      $  1.000    $  1.000     $ 1.000     $ 1.000     $ 1.000
                                        ---------------------------------------------------------------
Net investment income                        0.026       0.030       0.029       0.032       0.031
                                        -------------------------------------------------------------
Dividends from net investment
   income                                   (0.026)     (0.030)     (0.029)     (0.032)     (0.031)
                                        -------------------------------------------------------------
Net asset value at end of year            $  1.000    $  1.000     $ 1.000     $ 1.000     $ 1.000
                                        =============================================================
Total return                                  2.68%       3.03%       2.90%       3.29%       3.17%
                                        =============================================================
Net assets at end of year (000's)        $  21,371    $ 14,368     $22,434     $28,906     $24,119
                                        =============================================================
Ratio of net expenses to
   average net assets(A)                      0.75%       0.75%       0.75%       0.61%       0.66%
Ratio of net investment income to
   average net assets                         2.58%       2.98%       2.85%       3.24%       3.12%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.98%, 0.95%, 0.94%, 0.80% and 0.80% for the years ended June 30, 1999, 1998, 1997, 1996 and 1995, respectively (Note 4).


FLORIDA TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------

                                          Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------------
                                                                                      Period
                                                    Year Ended June 30,                Ended
                                                                                     June 30,
                                              1999          1998         1997        1996(A)
--------------------------------------------------------------------------------------------------------

Net asset value at beginning of period    $    1.000    $    1.000   $    1.000    $    1.000
                                        ----------------------------------------------------------------
Net investment income                          0.029         0.032        0.031         0.003
                                        -------------------------------------------------------------
Dividends from net investment income          (0.029)       (0.032)      (0.031)       (0.003)
                                        -------------------------------------------------------------
Net asset value at end of period          $    1.000    $    1.000   $    1.000    $    1.000
                                        -------------------------------------------------------------
Total return                                    2.93%         3.28%        3.16%         3.03%(C)
                                        =============================================================
Net assets at end of period (000's)       $   15,284    $   49,159   $   19,349    $   19,145
                                        =============================================================
Ratio of net expenses to
   average net assets(B)                       0.50%          0.50%        0.50%         0.50%(C)
Ratio of net investment income to
   average net assets                          2.91%          3.23%        3.11%         3.03%(C)

(A) Represents the period from the initial public offering of Institutional shares (May 29, 1996) through June 30, 1996.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.71%, 0.71%, 0.79% and 0.87% for the periods ended June 30, 1999, 1998, 1997 and 1996, respectively
    (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.
18. Countrywide Investments


TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
                                          Per Share Data for a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------------------------------
                                                            Year Ended June 30,
                                        ----------------------------------------------------------------
                                               1999       1998        1997        1996       1995
--------------------------------------------------------------------------------------------------------

Net asset value at beginning of year       $  11.12    $  11.01    $ 10.85     $  10.86     $ 10.69
                                        ----------------------------------------------------------------
Income from investment operations:
   Net investment income                       0.48        0.50       0.50         0.50       0.49
   Net realized and unrealized gains
     (losses) on investments                  (0.25)       0.11       0.16        (0.01)      0.17
                                        ----------------------------------------------------------------
Total from investment operations               0.23        0.61       0.66         0.49       0.66
                                        ----------------------------------------------------------------

Dividends from net investment
   income                                     (0.48)      (0.50)     (0.50)       (0.50)     (0.49)
                                        ----------------------------------------------------------------

Net asset value at end of year             $  10.87    $  11.12    $  11.01    $  10.85     $ 10.86
                                        ================================================================

Total return(A)                               2.07%       5.63%        6.19%       4.51%       6.36%
                                        ================================================================

Net assets at end of year (000's)        $  47,899     $ 52,896    $ 58,485    $ 67,675     $81,140
                                        ================================================================

Ratio of net expenses to
   average net assets                        0.99%        0.99%        0.99%       0.99%       0.99%

Ratio of net investment income to
   average net assets                        4.33%        4.50%        4.55%       4.52%       4.59%

Portfolio turnover rate                        51%          36%          30%         37%         32%

(A) Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

Countrywide Investments 19.


TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
                                          Per Share Data for a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------------------------------
                                                           Year Ended June 30,
                                        ----------------------------------------------------------------
                                              1999       1998        1997        1996       1995
--------------------------------------------------------------------------------------------------------

Net asset value at beginning of year      $  11.12    $  11.01     $ 10.85    $  10.86     $ 10.69
                                        ----------------------------------------------------------------

Income from investment operations:
   Net investment income                      0.40        0.42        0.43        0.44        0.44
   Net realized and unrealized gains
     (losses) on investments                 (0.24)       0.11        0.16       (0.01)       0.17
                                        ----------------------------------------------------------------
Total from investment operations              0.16        0.53        0.59        0.43        0.61
                                        ----------------------------------------------------------------

Dividends from net investment
   income                                    (0.40)      (0.42)      (0.43)      (0.44)      (0.44)
                                        ----------------------------------------------------------------

Net asset value at end of year            $  10.88    $  11.12     $ 11.01    $  10.85     $ 10.86
                                        ================================================================

Total return(A)                               1.40%       4.85%       5.49%       4.00%       5.82%
                                        ================================================================

Net assets at end of year (000's)         $  4,634    $  4,747     $ 5,161    $  5,239     $ 4,814
                                        ================================================================

Ratio of net expenses to
   average net assets                         1.74%       1.74%       1.65%       1.49%       1.49%

Ratio of net investment income to
   average net assets                         3.58%       3.75%       3.89%       4.02%       4.08%

Portfolio turnover rate                         51%         36%         30%         37%         32%

(A) Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.


20. Countrywide Investments


Ohio Insured Tax-Free Fund - Class A
Financial Highlights
--------------------------------------------------------------------------------------------------------
                                          Per Share Data for a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------------------------------
                                                             Year Ended June 30,
                                        ----------------------------------------------------------------
                                               1999       1998        1997        1996       1995
--------------------------------------------------------------------------------------------------------

Net asset value at beginning of year       $  12.37    $  12.22    $ 11.97    $  11.99     $  11.74
                                        ----------------------------------------------------------------

Income from investment operations:
   Net investment income                       0.58        0.61       0.61        0.62        0.63
   Net realized and unrealized gains
     (losses) on investments                  (0.34)       0.23       0.25       (0.02)       0.25
                                        ----------------------------------------------------------------
Total from investment operations               0.24        0.84       0.86        0.60        0.88
                                        ----------------------------------------------------------------

Less distributions:
   Dividends from net investment
     income                                   (0.58)      (0.61)     (0.61)      (0.62)      (0.63)
   Distributions from net realized
     gains                                    (0.29)      (0.08)        --         --          --
                                        ----------------------------------------------------------------
Total distributions                           (0.87)      (0.69)     (0.61)      (0.62)     (0.63)
                                        ----------------------------------------------------------------

Net asset value at end of year             $  11.74    $  12.37    $ 12.22    $  11.97    $ 11.99
                                        ================================================================

Total return(A)                                1.81%       7.03%      7.36%       5.05%      7.75%
                                        ================================================================

Net assets at end of year (000's)         $  62,737   $  69,289    $70,816    $ 75,938    $71,393
                                        ================================================================

Ratio of net expenses to
   average net assets(B)                       0.75%       0.75%      0.75%       0.75%      0.75%

Ratio of net investment income to
   average net assets                          4.72%       4.95%      5.05%       5.12%      5.35%

Portfolio turnover rate                          26%         41%        33%         46%        29%

(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77% for the year ended
    June 30, 1995.

See accompanying notes to financial statements.


Countrywide Investments 21.


OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
                                          Per Share Data for a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------------------------------
                                                           Year Ended June 30,
                                        ----------------------------------------------------------------
                                              1999        1998        1997        1996       1995
--------------------------------------------------------------------------------------------------------

Net asset value at beginning of year       $  12.37    $  12.22    $ 11.97     $  12.00     $ 11.74
                                        ----------------------------------------------------------------

Income from investment operations:
   Net investment income                       0.49        0.52       0.53         0.56        0.57
Net realized and unrealized gains
  (losses) on investments                     (0.34)       0.23       0.25        (0.03)       0.26
                                        ----------------------------------------------------------------
Total from investment operations               0.15        0.75       0.78         0.53        0.83
                                        ----------------------------------------------------------------

Less distributions:
   Dividends from net investment
     income                                   (0.49)      (0.52)     (0.53)       (0.56)     (0.57)
                                        ----------------------------------------------------------------
   Distributions from net realized
     gains                                    (0.29)      (0.08)        --         --          --
                                        ----------------------------------------------------------------
Total distributions                           (0.78)      (0.60)     (0.53)       (0.56)     (0.57)

Net asset value at end of year             $  11.74    $  12.37   $  12.22     $  11.97    $ 12.00
                                        ================================================================

Total return(A)                               1.05%       6.24%      6.65%        4.44%       7.31%
                                        ================================================================

Net assets at end of year (000's)         $  4,740    $  5,215    $  4,639     $  3,972    $  4,165
                                        ================================================================

Ratio of net expenses to
   average net assets(B)                      1.50%       1.50%       1.42%        1.25%       1.25%

Ratio of net investment income to
   average net assets                         3.97%       4.20%       4.37%        4.62%       4.84%

Portfolio turnover rate                         26%         41%         33%          46%         29%

(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% for the year ended
    June 30, 1995.

See accompanying notes to financial statements.


22. Countrywide Investments

Notes to Financial Statements
June 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION
The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Countrywide Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of interest income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each offer two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of each Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% for a one-year period and a distribution fee of up to 1% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements (Note 7).


Countrywide Investments 23.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Tax-Free Money Fund and the California Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to the net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share (Note 7).

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.


24. Countrywide Investments

--------------------------------------------------------------------------------
Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 1999:
-----------------------------------------------------------------------
                                             Tax-Free      Ohio Insured
                                           Intermediate      Tax-Free
(000's)                                     Term Fund          Fund
-----------------------------------------------------------------------
Gross unrealized appreciation              $     1,264      $     2,910
Gross unrealized depreciation                     (613)            (380)
-----------------------------------------------------------------------
Net unrealized appreciation                $       651      $     2,530
=======================================================================
The tax basis of portfolio investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 1999, the Tax-Free Intermediate Term Fund had a capital loss carryforward for federal income tax purposes of $361,822, which expires on June 30, 2004. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distribution to shareholders.

3.  INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 1999:
------------------------------------------------------------------------
                                              Tax-Free      Ohio Insured
                                            Intermediate      Tax-Free
(000's)                                       Term Fund         Fund

------------------------------------------------------------------------
Purchases of investment securities          $    26,540      $    17,908
========================================================================
Proceeds from sales and maturities of
   investment securities                    $    32,461      $    26,665
========================================================================

4.  TRANSACTIONS WITH AFFILIATES
The Chairman, President and certain other officers of the Trust are also officers of Countrywide Financial Services, Inc., or its subsidiaries which include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.


Countrywide Investments 25.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the year ended June 30, 1999, the Adviser waived investment advisory fees of $17,332 for the Tax-Free Money Fund, $51,659 for the Ohio Tax-Free Money Fund and $124,338 for the Florida Tax-Free Money Fund.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current net assets, of $2,500 per month from the Tax-Free Money Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund, $3,500 per month from the Florida Tax-Free Money Fund, and $4,000 per month from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $3,824 and $9,705 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 1999. In addition, the Adviser collected $13,216 and $1,347 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.


26. Countrywide Investments

CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of June 30, 1999. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington Trust Company, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of June 30, 1999. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

5. CAPITAL SHARE TRANSACTIONS
Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

------------------------------------------------------------------------

                            Tax-Free Intermediate          Ohio Insured
                                  Term Fund               Tax-Free Fund

------------------------------------------------------------------------

                             Year          Year         Year         Year
                             Ended         Ended        Ended        Ended
                           June 30,      June 30,     June 30,     June 30,
(000's)                      1999          1998         1999         1998
--------------------------------------------------------------------------------

CLASS A
Shares sold                  1,222        1,116        11,637        11,401
Shares reinvested              154          181           287           236
Shares redeemed             (1,729)      (1,853)      (12,181)      (11,832)
--------------------------------------------------------------------------------
Net decrease in shares
   outstanding                (353)        (556)         (257)         (195)
Shares outstanding,
   beginning of year         4,758        5,314         5,600         5,795
--------------------------------------------------------------------------------
Shares outstanding,
   end of year               4,405        4,758         5,343         5,600
================================================================================

CLASS C
Shares sold                    219          160            45           206
Shares reinvested               14           16            22            17
Shares redeemed               (234)        (218)          (85)         (181)
--------------------------------------------------------------------------------
Net increase (decrease) in
   shares outstanding           (1)         (42)          (18)           42
Shares outstanding,
   beginning of year           427          469           422           380
--------------------------------------------------------------------------------
Shares outstanding,
   end of year                 426          427           404           422
================================================================================



Countrywide Investments 27.

--------------------------------------------------------------------------------
6.  PORTFOLIO COMPOSITION
As of June 30, 1999, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 74.7% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of June 30, 1999, 15.5% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, 12.2% in the State of Texas and 10.7% in the state of Minnesota. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 1999, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 1999, 49.9% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 22.2% were rated AA/Aa, 24.4% were rated A/A and 3.5% were not rated.

As of June 30, 1999, 94.7% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 61.1% of its portfolio securities.



28. Countrywide Investments

The concentration of investments for each Fund as of June 30, 1999, classified by revenue source, was as follows:


-----------------------------------------------------------------------------------------
                                     California   Ohio    Florida     Tax-Free     Ohio
                            Tax-Free  Tax-Free  Tax-Free  Tax-Free  Intermediate  Insured
                              Money     Money     Money     Money       Term     Tax-Free
                              Fund      Fund      Fund      Fund        Fund       Fund

-----------------------------------------------------------------------------------------
General Obligations          12.2%      8.7%     19.4%     13.1%       13.3%       43.3%
Revenue Bonds:
-----------------------------------------------------------------------------------------
   Industrial Development/
     Pollution Control       40.3%     32.5%     18.7%     12.3%        4.8%       4.9%
   Hospital/Health Care       7.8%     10.0%     29.6%     14.3%       24.3%       19.1%
   Utilities                 11.1%     13.8%     12.7%     14.6%        8.7%       16.7%
   Education                  5.4%     12.5%      4.9%     15.8%       17.6%        2.7%
   Housing/Mortgage           8.8%      7.5%      3.9%     16.4%       11.4%        4.4%
   Economic Development       4.4%      8.3%      4.1%      5.8%        2.4%         --
   Public Facilities          5.0%       --       2.5%      1.4%        5.5%        4.9%
   Transportation               --      1.1%      2.4%      2.0%        4.8%        3.0%
   Special Tax                1.0%      1.3%      1.3%      1.2%        2.5%         --
   Leases                       --      3.4%       --        --          --          --
   Miscellaneous              4.0%      0.9%      0.5%      3.1%        4.7%       1.0%
-----------------------------------------------------------------------------------------
Total                       100.0%    100.0%    100.0%    100.0%      100.0%     100.0%
=========================================================================================

7.  MAXIMUM OFFERING PRICE PER SHARE
Effective August 1, 1999, for accounts opened after July 31, 1999, the maximum offering price per share of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). Effective August 1, 1999, for all accounts, the maximum offering price per share of Class C shares of each Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

8.  FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)
In accordance with federal tax requirements, each Fund designates its respective dividends paid from net investment income during the year ended June 30, 1999, as "exempt-interest dividends." In addition, on October 30, 1998, the Florida Tax-Free Money Fund declared and paid a long-term capital gain distribution of $0.000324 per share, and the Ohio Insured Tax-Free Fund declared and paid a short-term capital gain distribution of $0.0440 per share and a long-term capital gain distribution of $0.2410 per share. In January of 1999, shareholders were provided with Form 1099-DIV which reported the amounts and tax status of such capital gain distributions paid during calendar year 1998.



Countrywide Investments 29.


Tax-Free Money Fund
Portfolio of Investments
June 30, 1999
-----------------------------------------------------------------------------------------

 Principal                                                                     Market
  Amount   Fixed Rate Revenue &                           Coupon   Maturity     Value
  (000's)  General Obligation Bonds-- 30.2%                 Rate       Date    (000's)

-----------------------------------------------------------------------------------------
$ 340 West Virginia St. Bldg. Comm. Lease Rev., Ser. C
         (WV Regional Jail)                                3.600%  07/01/99  $    340
  315 Washoe Co., NV, GO, Prerefunded @ 102                7.375   07/01/99       321
  250 Jefferson, LA, Sales Tax Dist. Prerefunded @ 100     8.250   07/01/99       250
  400 American Municipal Power Sys. Impt. BANS
         (Montpelier Village Proj.)                        3.550   07/15/99       400
  225 Denton Co., TX, GO                                   7.500   07/15/99       225
  150 Philadelphia, PA, Gas Works Rev., Ser. 15            4.100   08/01/99       150
  485 Arlington, TX, Perm. Impt. GO                        4.500   08/15/99       485
  235 Georgetown, TX, GO                                   5.500   08/15/99       236
  100 Armstrong Co., PA, Hosp. Auth. Health Center Rev.
         (St. Francis Health Care Proj.)                   6.300   08/15/99       100
  250 Charlotte, NC, COP, Ser. D (Govt. Equip. Proj.)      5.050   09/01/99       251
  500 Rhode Island St. GO, Ser. B, Prerefunded @ 102       6.800   10/15/99       508
  170 Commerce Charter Twnp., MI, Spec.
          Assessment GO, Ser. B                            3.700   11/01/99       170
  100 West Virginia St. Water Dev. Auth. Rev., Ser. A
         (Loan Program)                                    4.800   11/01/99       100
  185 Lewistown Boro, PA, GO, Prerefunded @ 100            6.100   12/15/99       187
  560 American Municipal Power Sys. Impt. BANS
         (Wellington Village Proj.)                        3.500   12/16/99       560
  600 Massillon City, OH, Parks and Recreation GO BANS     3.730   01/14/00       602
  571 American Municipal Power Sys. Impt. BANS
         (Milan Village Proj.)                             3.500   01/21/00       571
  500 American Municipal Power Sys. Equipment BANS
         (Distributive Generation Proj.)                   4.250   01/21/00       500
  500 Northern Ozaukee School Dist., WI, GO BANS    .      3.400   02/01/00       500
  395 Umatilla Indian Reserv. Conferated
          Tribes GO, Ser. A                                4.200   02/01/00       397
  180 Lewisville, TX, GO                                   5.000   02/15/00       182
  120 The Colony, TX, GO, Prerefunded @ 100                6.800   02/15/00       122
  475 American Municipal Power Sys. Impt. BANS
              (Bradner Village Proj.)                      3.600   03/23/00       475
------                                                                       ------------
$7,606 Total Fixed Rate Revenue & General Obligation Bonds
       (Amortized Cost $7,632)                                               $  7,632
-----------------------------------------------------------------------------------------


30. Countrywide Investments



Tax-Free Money Fund (Continued)
-----------------------------------------------------------------------------------------
 Principal                                                                   Market
  Amount   Floating & Variable Rate                       Coupon   Maturity   Value
  (000's)  Demand Notes -- 52.3%                            Rate      Date    (000's)

-----------------------------------------------------------------------------------------

$ 800 Trinity River, TX, IDR, Ser. 1997 (ADP, Inc. Proj.)  3.700%  07/01/99  $    800
  500 Indiana Health Fac. Fin. Auth. Rev., Ser. 1997
          (Capital Access Designated Pool)                 3.550   07/07/99       500
  600 Arapahoe Co., CO, Parkview Metro. Dist. GO           3.550   07/07/99       600
1,000 Tucson, AZ, IDA MFH Rev. (Lincoln Garden Proj.)      3.600   07/07/99     1,000
  600 Illinois Dev. Fin. Auth. Rev., Ser. 1992
          (Uhlich Children's Home Proj.)                   3.650   07/07/99       600
1,100 Scio Twnp., MI, EDR                                  3.730   07/07/99     1,100
  200 Indiana St. Dev. Fin. Auth. Rev.
          (Lutheran High School)                           3.750   07/07/99       200
  500 San Rafael, CA, IDR, Ser. 1984
          (Phoenix American, Inc.)                         3.750   07/07/99       500
  590 Brooklyn Park, MN, IDR (Schmidt Proj.)               3.850   07/07/99       590
  500 Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)            3.850   07/07/99       500
  815 Harvard, IL, Health Care Fac. Rev., Ser. 1998
         (Harvard Memorial Hosp. Proj.)                    3.850   07/07/99       815
  200 Hope, AR, IDR, Ser. A (Champion Parts, Inc. Proj.)   3.950   07/07/99       200
  973 Kansas City, MO, IDR (A.M. Castle & Co. Proj.)       3.950   07/07/99       973
1,275 Mankota, MN, IDR, Ser. 1998 (Sacco Family LP Proj.)  3.950   07/07/99     1,275
  649 Franklin Park, IL, Rev., Ser. 1994
          (A.M. Castle &  Co. Proj.)                       3.950   07/07/99       649
  188 Rosemont, IL, IDR (A.M. Castle & Co. Proj.)          3.950   07/07/99       188
  290 Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)            4.050   07/07/99       290
  900 Eddyville, IA, IDR (Heartland Lysine, Inc.)          4.100   07/07/99       900
1,000 Coppell, TX, IDR (Minyards Prop., Inc.)              3.500   07/30/99     1,000
  500 Arapahoe Co., CO, Rev., Ser. 1997
          (Denver Jet Center Proj.)                        3.550   07/30/99       500
------                                                                       ------------
$3,180 Total Floating & Variable Rate Demand Notes
------ (Amortized Cost $13,180)                                              $ 13,180
                                                                             ------------


--------------------------------------------------------------------------------

 Principal                                                                   Market
  Amount                                                  Coupon   Maturity   Value
  (000's)  Adjustable Rate Put Bonds-- 16.3%               Rate      Date    (000's)

-----------------------------------------------------------------------------------------

$1,200 Owensboro, KY, IDR, Ser. 1985 (Dart Container)      3.300%  09/01/99  $  1,200
  145 Cuyahoga Co., OH, IDR (Halle Office Bldg.)           3.575   10/01/99       145
 1,000 Westmoreland Co., PA, IDR (White
          Consolidated Industries)                         3.520   12/01/99     1,000
  650 Lexington-Fayette Co., KY, Urban Govt. Rev.
         (Providence Montessori)                           3.625   01/01/00       650
  525 Colorado Health Fac. Auth. Rev., Ser. 1998A
         (AMC Cancer Center)                               3.400   01/15/00       525
  605 Buckeye Tax-Exempt Mtg. Bond Trust                   3.400   02/01/00       603
------                                                                       ------------
$4,125 Total Adjustable Rate Put Bonds
       (Amortized Cost $4,123)                                               $  4,123
-----------------------------------------------------------------------------------------

$24,911 Total Investment Securities-- 98.8%
           (Amortized Cost $24,935)                                          $ 24,935
=======                                                                      ------------

        Other Assets in Excess of Liabilities-- 1.2%                              299
                                                                             ------------

        Net Assets-- 100%                                                    $ 25,234
                                                                             ============

See accompanying notes to financial statements and notes to portfolios of investments.


Countrywide Investments 31.

--------------------------------------------------------------------------------
California Tax-Free Money Fund
Portfolio of Investments
June 30, 1999
--------------------------------------------------------------------------------

 Principal                                                                   Market
  Amount   Fixed Rate Revenue &                           Coupon   Maturity   Value
  (000's)  General Obligation Bonds-- 28.8%                Rate      Date    (000's)

-----------------------------------------------------------------------------------------
$      986 University of California, Regents COP, Ser. A   3.200%  07/01/99  $   984
       425 Sacramento Co., CA, Airport Sys. Rev., Ser. B   3.500   07/01/99      425
       340 Fremont, CA, USD, Ser. A                        3.400   08/01/99      340
       200 Roseville, CA, Local Govt. Fin. Auth. Rev.,
              Prerefunded @ 101                            6.250   08/01/99      203
       400 California St. GO                               6.700   08/01/99      401
       255 Napa Valley, CA, USD GO                         7.000   08/01/99      256
       900 Castro Valley, CA, USD GO                       7.000   08/01/99      903
       110 Reef-Sunset, CA, USD GO                         7.500   08/01/99      110
       330 Compton, CA, Cmnty. Redev. Agcy.
              (Walnut Indust. Park), Prerefunded @ 102     7.500   08/01/99      338
       150 Coachella Valley Co., CA, Water Dist.
              No. 54 Impt. Rev.                           10.200   08/01/99      151
       270 California St. Cmntys. Dev. Auth. Rev.
              (Monterey Peninsula)                         4.000   08/15/99      270
       110 California St. Cmntys. Dev. Auth. Rev.
              (Sutter Health Obligated Group)              4.500   08/15/99      110
       210 Los Angeles, CA, Conv. & Exhib. Ctr. Auth. COP,
              Ser. A, Prerefunded @ 101.5                  7.375   08/15/99      214
       200 Glendora, CA, Pub. Fin. Auth. Rev.              3.150   09/01/99       20
       105 Los Angeles Co., CA, Schs. Regionalized
              Business Svcs. Rev., Ser. B                  3.300   09/01/99      105
       250 Modesto, CA, CSD COP                            3.500   09/01/99      250
       405 Saratoga, CA, USD GO                            4.000   09/01/99      405
       100 Southern California Rapid Tran. Dist. Rev       5.000   09/01/99      100
       310 Escondido, CA, Joint Pwr. Fin. Auth. Lease
              Rev., Ser. B (Escondido Civic Ctr.)          5.300   09/01/99      311
       100 California St. GO                               5.750   09/01/99      100
       500 Los Angeles, CA, GO, Ser. A                     6.250   09/01/99      503
     1,000 San Francisco, CA, City & Co., USD GO           4.500   09/22/99    1,002
       794 University of California, Regents COP, Ser. A   3.250   10/01/99      792
       250 Sunnyvale, CA, Fin. Auth. Utility Rev., Ser. B
              (Solid Waste Materials Recovery)             5.300   10/01/99      251
       300 California St. GO                               6.600   11/01/99      304
       802 University of California, Regents COP, Ser. A   3.350   01/01/00      800
       125 California MFH HFA Rev., Ser. A                 3.450   02/01/00      125
       115 Palmdale, CA, Cmnty. Dev. Agcy.
              Residential Mtg. Rev., Ser. A                6.500   02/01/00      117
       250 Santa Clara Valley, CA, Water Dist. COP,
              Prerefunded @ 102                            6.600   02/01/00      260
       250 California St. GO                               4.800   03/01/00      253
       100 Mesa, CA, Consolidated Water Dist. COP          4.400   03/15/00      101
       100 California St. GO                               6.650   04/01/00      103
       150 Northern California Trans. Rev., Ser. A,
              Prerefunded @ 101.5                          7.000   05/01/00      157
     2,500 California St. Veterans GO                      3.200   06/01/00    2,500
       200 California Health. Fac. Fin. Auth.
              Rev., Ser. B (Catholic Health Facs.)         4.250   07/01/00      201
       165 Sacramento, CA, Utility Dist. Rev., Ser. 7      5.000   07/01/00      168
----------                                                                 ---------
$   13,757 Total Fixed Rate Revenue & General Obligation Bonds
           (Amortized Cost $13,813)                                         $ 13,813
----------                                                                 ---------


32. Countrywide Investments


 Principal                                                                   Market
  Amount   Fixed Rate Revenue &                           Coupon   Maturity   Value
  (000's)  General Obligation Bonds-- 28.8%                Rate      Date    (000's)

-----------------------------------------------------------------------------------------

$      600 California Health Fac. Fin. Auth. Rev.,
              Ser. 1998C (Adventist Hosp.)                 3.100%  07/01/99 $    600
       398 Orange Co., CA, Impt. Rev. Asses. Dist. No. 88  3.100   07/01/99      398
     1,000 California Statewide Cmntys. Dev. Corp. Rev.
              (House Ear Institution)                      3.100   07/01/99    1,000
       300 Santa Ana, CA, Health Fac. Rev.
              (Town & Country Manor Proj.)                 3.100   07/01/99      300
       600 California PCR Fin. Auth.
              (Pacific Gas & Electric)                     3.100   07/01/99      600
     2,000 California Health Fac. Fin. Auth. Rev.,
              Ser. 1998B (Adventist Hosp.)                 3.100   07/01/99    2,000
       700 Newport Beach, CA, Rev., Ser. B
              (Hoag Memorial Hosp.)                        3.150   07/01/99      700
       600 Newport Beach, CA, Rev., Ser. C
              (Hoag Memorial Hosp.)                        3.150   07/01/99      600
     2,000 Rancho, CA, Water Dist. Fin. Rev., Ser. 1998A   3.000   07/07/99    2,000
       500 Riverside, CA, IDR Issue A
              (Sunclipse, Inc. Proj.)                      3.050   07/07/99      500
       600 Montebello, CA, IDR (Sunclipse, Inc. Proj.)     3.050   07/07/99      600
       400 California PCR Fin. Auth., Ser. 1983
              (Southdown, Inc.)                            3.150   07/07/99      400
     3,100 California PCR Fin. Auth., Ser. 1983
              (Southdown, Inc.)                            3.150   07/07/99    3,100
     1,000 Los Angeles, CA, Comm. Dev. COP
              (Willowbrook Proj.)                          3.200   07/07/99    1,000
       400 Orange, CA, IDR (Control Air Conditioning)      3.450   07/07/99      400
     2,000 ABN AMRO Munitops Trust Cert. (San Diego, CA)   3.450   07/07/99    2,000
     1,100 Los Angeles, CA, MFH Rev. (Studio Colony)       3.500   07/07/99    1,100
     1,600 Vacaville, CA, IDA IDR (Leggett &
              Platt, Inc.)                                 3.550   07/07/99    1,600
     1,960 California Public Capital Impt.
              Fin. Auth. Rev.                              3.600   07/07/99    1,960
     1,300 San Bernardino Co., CA, COP                     3.620   07/07/99    1,300
       900 Alameda Co., CA, IDR, Ser. A
              (Plyproperties Proj.)                        3.700   07/07/99      900
     1,000 Alameda Co., CA, IDR, Ser. A
              (Tool Family Partnership)                    3.700   07/07/99    1,000
     1,100 Alameda Co., CA, IDR (Dicon
              Fiberoptics, Inc. Proj. A)                   3.700   07/07/99    1,100
     2,600 San Rafael, CA, IDR, Ser. 1984
              (Phoenix American, Inc.)                     3.750   07/07/99    2,600
       900 San Bernardino, CA, IDR (LaQuinta Motor Inns)   3.850   07/07/99      900
     1,000 San Bernardino Co., CA, Capital Impt.
              Refinancing Proj. Rev.                       3.850   07/07/99    1,000
     1,500 Hanford, CA, Sewer Rev., Ser A                  3.850   07/07/99    1,500
     2,000 ABAG Fin. Auth. Nonprofit Corps.
              MFH Rev., Ser. A                             4.000   07/07/99    2,000
       520 California Statewide Cmntys. Dev. Corp. Rev.
              (Michigan Hanger)                            4.400   07/07/99      520
       220 California Statewide Cmntys. Dev. Corp. Rev.
              (Jaygee Realty Proj.)                        4.450   07/07/99      220
----------                                                                   ------------
$   33,898 Total Floating & Variable Rate Demand Notes
           (Amortized Cost $33,898)                                          $33,898
----------                                                                   ------------

$   47,655 Total Investment Securities-- 99.5%
           (Amortized Cost $47,111)                                          $47,711
==========
           Other Assets in Excess of Liabilities-- 0.5%                          256
                                                                             ------------

           Net Assets-- 100%                                                 $47,967
                                                                             ============


See accompanying notes to financial statements and notes to portfolios of investments.



Countrywide Investments 33.

Ohio Tax-Free Money Fund
Portfolio of Investments
June 30, 1999
--------------------------------------------------------------------------------

 Principal                                                                   Market
  Amount   Fixed Rate Revenue &                           Coupon   Maturity   Value
  (000's)  General Obligation Bonds-- 29.7%                Rate      Date    (000's)

-----------------------------------------------------------------------------------------

$    2,100 American Municipal Power Sys. Impt. BANS
              (Montpelier Village Proj.)                   3.950%  07/15/99 $  2,100
       820 Columbus, OH, GO (Police/Fireman Disability)    4.000   07/15/99      820
       800 Miami Co., OH, Bldg. Impt. GO BANS              3.800   07/15/99      800
     1,200 Sandusky Co., OH, Various Purpose GO BANS       4.125   07/29/99    1,200
       928 Mason-Deerfield, OH, Joint Fire Dist.
              GO BANS, Ser. 1998                           4.000   08/05/99      928
     2,500 Ottawa Co., OH, Regional Water Sys.
              Impt. GO BANS                                4.000   08/06/99    2,501
       625 Lake Co., OH, Hosp. Fac. Rev., Ser. 1998
              (Lake Hosp. Sys.)                            4.000   08/15/99      625
     3,000 American Municipal Power Sys. Impt. BANS
              (City of Bryan Proj.)                        3.850   08/27/99    3,000
     1,454 Leetonia, OH, School Dist. Impt.
              GO BANS, Ser. 1999                           3.740   09/01/99    1,455
       520 Washington Co., OH, Hosp. Impt. Rev.
              (Marietta Area Health)                       4.000   09/01/99      520
       375 Springboro City, OH, Clear Creek
              Park Impt. GO BANS                           4.150   09/02/99      375
     1,000 Loveland, OH, Real Estate Acq. GO BANS          3.860   09/09/99    1,000
       900 Springboro, OH, Street Impt. GO BANS
              (South Tech. Bus. Park)                      4.050   09/09/99      901
     1,000 American Municipal Power Sys. Impt. BANS
              (Bowling Green Project)                      3.800   09/10/99    1,000
       200 American Municipal Power Sys. Impt. BANS
              (Bowling Green Project)                      3.800   09/10/99      200
     1,000 Cleveland, OH, Parking Fac Rev.                 4.450   09/15/99    1,003
     1,325 Marysville, OH, Various Purpose GO BANS         3.460   09/15/99    1,326
       500 Ravena Township, OH, Twnp. Hall &
              Garage GO BANS                               4.050   09/15/99      500
     1,100 Adena, OH, LSD School Impt. GO BANS,
              Ser. 1999S                                   3.590   09/16/99    1,101
     2,440 Muskingum Co., OH, Various Purpose GO BANS      3.800   09/22/99    2,442
     1,475 Mayfield Village, OH, Various Purpose GO BANS   3.650   09/28/99    1,476
        50 Fairlawn, OH, Health Care Fac. Rev.
              (St. Edward Proj.), Prerefunded @ 102        8.250   10/01/99       52
       210 Fairlawn, OH, Health Care Fac. Rev.
              (St. Edward Proj.), Prerefunded @ 102        8.300   10/01/99      217
        95 Fairlawn, OH, Health Care Fac. Rev.
              (St. Edward Proj.), Prerefunded @ 102        8.350   10/01/99       98
       500 Fairlawn, OH, Health Care Fac. Rev.
              (St. Edward Proj.), Prerefunded @ 102        8.500   10/01/99      516
       500 Gallia Co., OH, Hosp. Fac. Rev.
              (Holzer Med. Ctr.)                           3.300   10/01/99      500
     1,000 Ohio St. Bldg. Auth. Rev., Ser. C,
              Prerefunded @ 103                            7.200   10/01/99    1,039
       200 Ohio St. Bldg. Auth. Rev., Ser. A               4.200   10/01/99      200
       600 Beachwood, OH, Street & Sewer Impt. GO BANS     3.750   10/07/99      600
       550 Van Wert Co., OH, Various Purpose GO BANS       3.800   10/13/99      551
     1,945 Jackson Co., OH, Various Purpose GO BANS,
              Ser. 1998                                    3.620   10/14/99    1,947
     2,000 Lucas Co., OH, Metro Sewer & Water Dist.
              Rev., Ser. 1998                              3.625   10/20/99    2,002
       135 Hamilton, OH, GO (Police/Fireman Pension)       4.650   11/01/99      136
     1,000 Ohio St. Pub. Fac. Higher Educ.
              Rev., Ser. II-B                              4.500   11/01/99    1,005
     2,300 American Municipal Power Sys. Impt. BANS
              (Pioneer Village Proj.)                      3.400   11/05/99    2,300
     4,000 Evergreen, OH, LSD GO BANS                      4.500   11/08/99    1,103



34. Countrywide Investments


Ohio Tax-Free Money Fund (Continued)
-----------------------------------------------------------------------------------------

 Principal                                                                   Market
  Amount   Fixed Rate Revenue &                           Coupon   Maturity   Value
  (000's)  General Obligation Bonds -- 29.7% (Continued)    Rate      Date    (000's)

-----------------------------------------------------------------------------------------
$    1,100 North Hampton Village, OH, Sewer Sys.
              First Mtg. RANS, Ser. 1999                   4.400%  11/12/99 $  1,104
     1,065 Marysville, OH, Various Purpose GO BANS         3.510   11/18/99    1,066
     2,000 Summit Co., OH, Various Purpose GO BANS,
              Ser. 1998                                    3.625   11/18/99    2,005
     2,440 Chesapeake-Union, OH, LSD School Impt. GO BANS  4.200   11/20/99    2,444
     1,000 Belmont Co., OH, Sanitary Sewer Impt. GO BANS   3.510   11/23/99    1,001
     1,545 Marion Co., OH, Various Purpose GO BANS         3.470   11/23/99    1,546
       580 Muskingum Co., OH, GO BANS
              (Brandywine Blvd. Extension)                 3.650   11/30/99      581
       280 Southwest Licking, OH, LSD School
              Impt. GO BANS                                3.100   12/01/99      280
       830 Sycamore, OH, CSD School Impt. GO, Ser. A       3.400   12/01/99      830
       250 Tuscarawas Valley, OH, LSD GO                   3.400   12/01/99      250
     2,000 Eastern Ohio Regional Wastewater
              Auth. Impt. Rev. BANS                        4.200   12/02/99    2,003
     3,000 American Municipal Power Sys. Impt. BANS
              (Bowling Green Proj.)                        3.400   12/03/99    3,000
     1,000 Logan Co., OH, Sanitary Sewer Sys.
              Impt. GO BANS                                3.640   12/15/99    1,001
       810 Mahoning Valley, OH, Sanitation Dist. Rev.      4.000   12/15/99      813
     5,000 Hamilton, OH, LSD School Impt.
              GO BANS, Ser. 1999                           4.200   12/22/99    5,016
       748 Lima, OH, Land Aquisition GO BANS
              (River Corridor Proj.)                       3.600   01/12/00      749
       660 Worthington, OH, CSD School Impt.
              GO BANS, Ser. 1999                           3.440   01/13/00      661
     5,000 American Municipal Power Sys. Equipment BANS
              (Distributive Generation Proj.)              4.250   01/21/00    5,000
     1,335 Marysville, OH, Various Purpose GO BANS         3.410   01/27/00    1,337
       500 North Ridgeville, OH, Water Sys. Impt. GO BANS  3.600   02/01/00      501
     1,120 Marion Co., OH, Various Purpose GO BANS         3.500   02/08/00    1,122
       486 Maple Heights, OH, CSD Energy Conservation Impt.
              GO BANS, Ser. 1999                           4.000   02/11/00      488
       975 Ottawa Co., OH, Regional Water Sys.
              Impt. GO BANS                                3.500   02/16/00      977
     1,000 Mason, OH, CSD School Impt. GO BANS, Ser. 1999  3.380   02/17/00    1,003
       765 Ottawa Co., OH, Port Auth. Fac. Impt. GO BANS   3.550   02/21/00      766
       600 North Ridgeville, OH, Road Impt.
              GO BANS, Ser. 1999 (Bainbridge Proj.)        3.600   03/02/00      601
       800 Salem, OH, CSD School Impt. GO BANS, Ser. 1999  3.460   03/03/00      801
     1,000 Marysville, OH, Various Purpose GO BANS         3.360   03/16/00    1,002
     2,000 American Municipal Power Sys. Impt. BANS
              (St. Mary's Proj.)                           3.550   03/23/00    2,000
       300 New Knoxville, OH, School Construction GO BANS  4.510   03/23/00      303
     2,200 American Municipal Power Sys. Impt. BANS
              (Lodi Village Proj.)                         3.400   03/24/00    2,200
     1,400 American Municipal Power Sys. Impt. BANS
              (Genoa Village Proj.)                        3.600   03/28/00    1,400
       850 Genoa, OH, Water Sys. Impt. GO BANS             3.400   03/30/00      850
       700 Franklin Co., OH, Dev. Ref. Rev., Ser. 1983
              (American Chemical Soc. Proj.)               5.500   04/01/00      710
       700 Brook Park, OH, GO BANS                         3.500   04/07/00      701
     1,060 Marysville, OH, Various Purpose GO BANS         3.460   04/13/00    1,062
     1,150 Marysville, OH, Various Purpose GO BANS         3.590   04/13/00    1,153
     4,300 Hebron, OH, Sanitary Sewer Sys. Rev.            4.000   04/17/00    4,318
     1,000 Ohio St. Highway Impt. GO, Ser. C               4.000   05/01/00    1,004
Countrywide Investments 35.

Ohio Tax-Free Money Fund (Continued)

 Principal                                                                   Market
  Amount   Fixed Rate Revenue &                           Coupon   Maturity   Value
  (000's)  General Obligation Bonds -- 29.7% (Continued)    Rate      Date    (000's)
-----------------------------------------------------------------------------------------
$    1,500 Mentor, OH, Exempted Village School Dist.
              GO BANS, Ser. 1999                           3.380%  05/04/00 $  1,501
     3,000 Cincinnati, OH, CSD GO BANS                     3.900   05/12/00    3,013
     1,500 Ross Co., OH, Bldg. Auth. Acquisition GO BANS   3.300   05/17/00    1,500
     1,100 Williard City, OH, Street Impt. GO BANS         3.650   05/25/00    1,102
     1,040 Ohio St. Water Dev. Auth. Impt. Rev.            5.000   06/01/00    1,053
       450 Springboro, OH, GO BANS (South Main Street)     3.660   06/01/00      451
     1,640 Ohio St. Water Dev. Auth. Impt. Rev.            5.400   06/01/00    1,671
     1,100 Marysville, OH, GO BANS (Phase II Notes)        3.880   06/15/00    4,010
     2,450 Marysville, OH, Various Purpose GO BANS         3.660   06/15/00    2,456
     2,755 Obetz, OH, Various Purpose GO BANS              3.700   06/15/00    2,760
     1,000 American Municipal Power Sys. Impt. BANS
              (Village of New Bremen Proj.)                3.700   06/16/00    1,000
     1,250 American Municipal Power Sys. Impt. BANS
              (Deshler, OH, Proj.)                         4.000   06/16/00    1,250
     3,000 East Muskingum, OH, Water Auth. Rev. BANS       4.320   06/22/00    3,009
----------                                                                 ---------
$  115,681 Total Fixed Rate Revenue & General Obligation Bonds
           (Amortized Cost $115,964)                                        $115,964
----------                                                                 ---------
-----------------------------------------------------------------------------------------
 Principal                                                                   Market
  Amount   Floating & Variable Rate                       Coupon   Maturity   Value
  (000's)  Demand Notes -- 64.3%                            Rate      Date    (000's)
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
$    4,400 Cuyahoga Co., OH, Hosp. Rev.
              (University Hosp. of Cleveland)              3.800%  07/01/99 $  4,400
     2,800 Ohio St. Air Quality Dev. Auth. Rev. (CG&E)     3.350   07/01/99    2,800
       300 Ohio St. Water Dev. Auth. Impt. Rev.,
              Ser. 1996B (Mead Corp.)                      3.800   07/01/99      300
     1,600 Ohio St. Water Dev. Auth. Impt. Rev.,
              Ser. B (Mead Corp.)                          3.800   07/01/99    1,600
     7,000 ABN AMRO Munitops Trust Cert. 1998-I8
              (Cleveland Water Works)                      3.560   07/07/99    7,000
       400 Akron, Bath & Copley, OH, Joint Twnsp.
              Hosp. Rev. (Visiting Nurse Svcs. Proj.)      3.650   07/07/99      400
     1,515 Allen Co., OH, Health Care Fac. Rev.
              (Mennonite Memorial Home Proj.)              3.650   07/07/99    1,515
     1,335 Village of Andover, OH, Health Care Rev.,
              Ser. 1996 (D&M Realty Proj.)                 3.620   07/07/99    1,335
     3,400 Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
              (Ashtabula Co. Med. Ctr. Proj.)              3.620   07/07/99    3,400
     3,055 Butler Co., OH, Hosp. Fac. Rev., Ser. 1998A
              (Berkeley Square Retirement Ctr. Proj.)      3.650   07/07/99    3,055
     1,000 Butler Co., OH, IDR (Phillip Morris Co.)        3.650   07/07/99    1,000
       950 Centerville, OH, Health Care Rev.
              (Bethany Memorial)                           3.500   07/07/99      950
     9,400 Clermont Co., OH, Hosp. Fac. Rev., Ser. A
              (Mercy Health Sys.)                          3.500   07/07/99    9,400
     2,600 Clermont Co., OH, Hosp. Fac. Rev., Ser. B
              (Mercy Health Sys.)                          3.600   07/07/99    2,600
       468 Cleveland, OH, Parking Fac. Rev.                3.770   07/07/99      468
     3,910 Cleveland, OH, Waterworks Rev., Ser. 58         3.700   07/07/99    3,910
     1,600 Clinton Co., OH, Hosp. Rev.
              (Clinton Memorial Hosp.)                     3.650   07/07/99    1,600

36. Countrywide Investments

Ohio Tax-Free Money Fund (Continued)

 Principal                                                                   Market
  Amount   Floating & Variable Rate                       Coupon   Maturity   Value
  (000's)  Demand Notes -- 64.3% (Continued)                Rate      Date    (000's)
-----------------------------------------------------------------------------------------
$    7,000 Clinton Co., OH, Hosp. Rev. (Ohio
              Hospital Cap., Inc.)                         3.500%  07/07/99 $  7,000
       200 Columbus, OH, GO, Ser. 1                        3.650   07/07/99      200
     1,700 Columbus, OH, Sewer Sys. Rev.                   3.700   07/07/99    1,700
     2,200 Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
              (United Cerebral Palsy Assoc.)               3.600   07/07/99    2,200
       555 Cuyahoga Co., OH, Health Care Fac. Rev.,
              Ser. 1993A (Hospice of Western Reserve)      3.600   07/07/99      555
     1,750 Cuyahoga Co., OH, Health Care Fac. Rev.,
              Ser. 1993B (Hospice of Western Reserve)      3.600   07/07/99    1,750
     2,000 Cuyahoga Co., OH, IDR, Ser. 1989
              (Motch Corp. Proj.)                          3.800   07/07/99    2,000
       865 Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.)    3.600   07/07/99      865
     1,890 Defiance Co., OH, IDR (Isaac Property Proj.)    3.600   07/07/99    1,890
     3,500 Delaware Co., OH, Health Care Fac. Rev.,
              Ser. 1998 (Sarah Moore Home Proj.)           3.770   07/07/99    3,500
       900 Delaware Co., OH, IDR, Ser. 1985
              (MRG Ltd. Proj.)                             3.700   07/07/99      900
     2,160 Erie Co., OH, IDR (Toft Dairy, Inc.)            3.600   07/07/99    2,160
     2,380 Franklin Co., OH, EDR (Dominican Sisters)       3.650   07/07/99    2,380
     3,685 Franklin Co., OH, EDR, Ser. 1998
              (Unity Resource Center Proj.)                3.650   07/07/99    3,685
     1,215 Franklin Co., OH, Health Care Fac. Rev.
              (Lifeline Organ Procurement)                 3.650   07/07/99    1,215
     4,735 Franklin Co., OH, Hosp. Rev.
              (U.S. Health Corp.)                          3.550   07/07/99    4,735
     4,280 Franklin Co., OH, Hosp. Rev.
              (U.S. Health Corp.)                          3.550   07/07/99    4,280
     8,000 Franklin Co., OH, IDR (Berwick Steel)           4.700   07/07/99    8,000
     1,150 Franklin Co., OH, IDR (Ohio Girl Scouts)        3.620   07/07/99    1,150
       564 Franklin Co., OH, IDR, Ser. D (Kindercare)      3.650   07/07/99      564
       400 Franklin Co., OH, IDR (Columbus College)        3.620   07/07/99      400
     2,000 Franklin Co., OH, IDR (Alco Standard Corp.)     3.850   07/07/99    2,000
     2,000 Geauga Co., OH, Health Care Fac. Rev.,
              Ser. 1998A (Heather Hill Proj.)              3.720   07/07/99    2,000
     1,245 Green Co., OH, Health Care Fac. Rev.
              (Green Oaks Proj.)                           3.600   07/07/99    1,245
     1,078 Hamilton Co., OH, EDR, Ser. 1995
              (Cincinnati Assoc. for the Performing Arts)  3.650   07/07/99    1,078
     5,000 Hamilton Co., OH, Fac. Rev., Ser. 1997A
              (Episcopal Retirement Homes)                 3.600   07/07/99    5,000
     1,080 Hamilton Co., OH, Health Care Fac. Rev.
              (Aloysius Orphanage Proj.)                   3.600   07/07/99    1,080
     6,000 Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997A
              (Children's Hosp. Med. Ctr.)                 3.600   07/07/99    6,000
     8,600 Hamilton Co., OH, Hosp. Fac. Rev., Ser. E
              (Health Alliance of Greater Cincinnati)      3.350   07/07/99    8,600
       600 Hamilton Co., OH, Hosp. Fac. Rev., Ser. F
              (Health Alliance of Greater Cincinnati)      3.350   07/07/99      600
     3,000 Hamilton OH, MFH Rev., Ser. A
              (Knollwood Village Apts.)                    3.620   07/07/99    3,000
     2,000 Hamilton OH, MFH Rev. (Knollwood
              Village Apts.)                               3.620   07/07/99    2,000
     2,690 Hancock Co., OH, MFM Rev., Ser. A
              (Crystal Glen Apts. Proj. Phase II)          3.620   07/07/99    2,690
       375 Hudson Village, OH, IDR, Ser. A (Kindercare)    3.650   07/07/99      375
       885 Huron Co., OH, Rev. (Norwalk Furniture Corp.)   3.600   07/07/99      885



Countrywide Investments 37.


Ohio Tax-Free Money Fund (Continued)

 Principal                                                                   Market
  Amount   Floating & Variable Rate                       Coupon   Maturity   Value
  (000's)  Demand Notes -- 64.3% (Continued)                Rate      Date    (000's)
-----------------------------------------------------------------------------------------
$    7,105 Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996
              (Lima Memorial Hosp.)                        3.650%  07/07/99 $  7,105
     7,600 Lorain Co., OH, Hosp. Fac. Rev., Ser. 1998A
              (Catholic Healthcare Partners)               3.500   07/07/99    7,600
       494 Lorain Co., OH, IDR, Ser. C (Kindercare)        3.650   07/07/99      494
     1,880 Lorain Co., OH, IDR (EMH Med. Ctr. Proj.)       3.600   07/07/99    1,880
       300 Lucas Co., OH, Rev. (Sunshine Children's Home)  3.650   07/07/99      300
       935 Lucas Co., OH, IDR, Ser. D (Kindercare)         3.650   07/07/99      935
       360 Lucas Co., OH, IDR (Associates Proj.)           3.720   07/07/99      360
     1,900 Mahoning Co., OH, Health Care Fac. Rev.
              (Copeland Oaks)                              3.620   07/07/99    1,900
     1,415 Mahoning Co., OH, Health Care Fac. Rev.
              (Ohio Heart Institute)                       3.620   07/07/99    1,415
       330 Marion Co., OH, Hosp. Impt. Rev.
              (Pooled Lease Proj.)                         3.620   07/07/99      330
       445 Marion Co., OH, Hosp. Impt. Rev.
              (Pooled Lease Proj.)                         3.620   07/07/99      445
       680 Marion Co., OH, Hosp. Impt. Rev.
              (Pooled Lease Proj.)                         3.620   07/07/99      680
       300 Medina, OH, IDR (Kindercare)                    3.650   07/07/99      300
       900 Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)  3.700   07/07/99      900
       287 Middletown, OH, IDR, Ser. A (Kindercare)        3.650   07/07/99      287
       865 Monroe, OH, IDR, Ser. 1985 (Magnode Corp.)      3.550   07/07/99      865
     2,000 Montgomery Co., OH, EDR (Dayton Art Institute)  3.700   07/07/99    2,000
       520 Montgomery Co., OH, Health Care Rev., Ser. A
              (Dayton Area MRI Consortium)                 3.600   07/07/99      520
     3,555 Montgomery Co., OH, Health Care Rev.
              (Comm. Blood Ctr. Proj.)                     3.620   07/07/99    3,555
       340 Montgomery Co., OH, IDR (Kindercare)            3.650   07/07/99      340
     3,700 Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996
              (St. Vincent de Paul Proj.)                  3.600   07/07/99    3,700
     1,000 Morrow Co., OH, IDR (Field Container Corp.)     3.550   07/07/99    1,000
     4,800 Ohio St. EDR, Ser. 1983 (Court St. Ctr.
              Assoc. Ltd. Proj.)                           3.450   07/07/99    4,800
     2,845 Ohio St. Higher Educ. Fac. Rev.
              (Mount Union College Proj.)                  3.550   07/07/99    2,845
     4,400 Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.)   3.620   07/07/99    4,400
     4,900 Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.)   3.620   07/07/99    4,900
     5,000 Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.)   3.620   07/07/99    5,000
     3,500 Ohio St. Higher Educ. Fac. Rev.
              (Kenyon College Proj.)                       3.700   07/07/99    3,500
       500 Ohio St. Higher Educ. Fac. Rev.
              (John Carroll University)                    3.875   07/07/99      500
       590 Ohio St. IDR, Ser. 1994 (A.M. Castle
              & Co. Proj.)                                 3.950   07/07/99      590
     9,540 Ohio St. Turnpike Rev., Ser. 71                 3.690   07/07/99    9,540
     2,495 Ohio St. Water Dev. Auth. Impt. Rev.            3.690   07/07/99    2,495
       715 Orrville, OH, Hosp. Fac. Rev., Ser. 1990
              (Orrville Hosp.)                             3.550   07/07/99      715
     1,800 Ottawa Co., OH, Hosp. Fac. Rev.
              (Luther Home of Mercy Proj.)                 3.650   07/07/99    1,800
       465 Pike Co., OH, EDR (Pleasant Hill)               3.620   07/07/99      465
       900 Rickenbacker, OH, Port. Auth. Rev.
              (Rickenbacker Holdings, Inc.)                3.620   07/07/99      900
     5,725 Sharonville, OH, IDR (Duke Realty Proj.)        3.620   07/07/99    5,725
       437 Stark Co., OH, IDR, Ser. D (Kindercare)         3.650   07/07/99      437
     1,870 Summit Co., OH, Health Care Fac. Rev.,
              Ser. 1997 (Evant, Inc. Proj.)                3.650   07/07/99    1,870

38. Countrywide Investments

Ohio Tax-Free Money Fund (Continued)

 Principal                                                                   Market
  Amount   Floating & Variable Rate                       Coupon   Maturity   Value
  (000's)  Demand Notes -- 64.3% (Continued)                Rate      Date    (000's)

-----------------------------------------------------------------------------------------
$    3,400 Summit, OH, Civic Fac. Rev., Ser. 1997
              (YMCA Proj.)                                 3.600   07/07/99 $  3,400
     1,910 Summit Co., OH, IDR (Bowery Assoc.)             3.570   07/07/99    1,910
       505 Summit Co., OH, IDR (Go-Jo Indust.,
              Inc. Proj.)                                  3.620   07/07/99      505
     4,375 Trumbull Co., OH, Health Care Fac. Rev.
              (Shepherd of the Valley)                     3.620   07/07/99    4,375
       375 Wadsworth, OH, IDR (Kindercare)                 3.650   07/07/99      375
     1,600 Warren Co., OH, IDR (Liquid Container Proj.)    3.650   07/07/99    1,600
     1,300 Westlake, OH, IDR (Nordson Co.)                 3.700   07/07/99    1,300
       900 Wyandot Co., OH, IDR, Ser. 1985
              (MRG Ltd. Proj.)                             3.700   07/07/99      900
       800 Columbus, OH, Elec. Sys. Rev.                   3.000   07/30/99      800
     3,885 Cuyahoga Co., OH, IDR (S&R Playhouse Realty)    4.000   07/30/99    3,885
     3,500 Delaware Co., OH, IDR (Radiation
              Sterilizers, Inc.)                           3.350   07/30/99    3,500
       200 Franklin Co., OH, IDR (BOA Ltd. Proj.)          3.400   07/30/99      200
     1,300 Franklin Co., OH, IDR (Jacobsen Stores)         3.400   07/30/99    1,300
     1,765 Franklin Co., OH, IDR (Capitol South)           3.400   07/30/99    1,765
     1,400 Hamilton Co., OH, IDR (ADP System)              3.250   07/30/99    1,400
     2,800 Muskingum Co., OH, IDR (Elder-Beerman)          3.300   07/30/99    2,800
       500 Ohio St. Environmental Impt. Rev.
              (U.S. Steel Corp. Proj.)                     3.300   07/30/99      500
----------                                                                 ---------
$  251,323 Total Floating & Variable Rate Demand Notes
           (Amortized Cost $251,323)                                        $251,323
----------                                                                 ---------

-----------------------------------------------------------------------------------------
 Principal                                                                   Market
  Amount                                                  Coupon   Maturity   Value
  (000's)  Adjustable Rate Put Bonds-- 5.9 %               Rate      Date    (000's)

-----------------------------------------------------------------------------------------
$    2,495 Perry Co., OH, Nursing Fac. Rev., Ser. 1996
              (New Lexington Health Corp. Proj.)           4.000%  09/01/99 $  2,495
       615 Riverside, OH, EDR (Riverside Assoc.
              Ltd. Proj.)                                  3.200   09/01/99      615
     4,740 Cuyahoga Co., OH, IDR (Halle Office Building)   3.575   10/01/99    4,740
     1,175 Miami Valley Tax-Exempt Mtg. Bond Trust         4.880   10/15/99    1,175
     1,365 Clermont Co., OH, EDR (John Q. Hammons Proj.)   3.100   11/01/99    1,365
       580 Franklin Co., OH, IDR (GSW Proj.)               3.300   11/01/99      580
     3,030 Ohio St. HFA MFH (Lincoln Park)                 3.600   11/01/99    3,030
     3,425 Richland Co., OH, IDR (Mansfield Sq. Proj.)     3.100   11/15/99    3,425
       455 Cuyahoga Co., OH, Health Care Rev., Ser. A
              (Cleveland Neighborhood)                     3.400   12/01/99      455
     3,540 Franklin Co., OH, IDR (Leveque & Assoc. Proj.)  3.250   12/01/99    3,540
       875 Scioto Co., OH, Health Care Rev.
              (Hillview Retirement)                        3.250   12/01/99      875
       940 Gallia Co., OH, IDR (Jackson Pike Assoc.)       3.200   12/15/99      940
----------                                                                 ---------
$   23,235 Total Adjustable Rate Put Bonds
           (Amortized Cost $23,235)                                         $ 23,235
----------                                                                 ---------

Countrywide Investments 39.


-----------------------------------------------------------------------------------------
Ohio Tax-Free Money Fund (Continued)
 Principal                                                                   Market
  Amount                                                  Coupon   Maturity   Value
  (000's)  Commercial Paper-- 0.8 %                        Rate      Date    (000's)

-----------------------------------------------------------------------------------------
$    3,000 Lorain Co., OH, (Catholic Healthcare Partners)  3.200%  08/03/99 $  3,000
           (Amortized Cost $3,000)
----------                                                                 ---------

$  393,239 Total Investments at Value-- 100.7%
           (Amortized Cost $393,522)                                        $393,522
==========
           Liabilities in Excess of Other Assets-- (0.7)%                     (2,725)
                                                                           ---------

           Net Assets-- 100.0%                                              $390,797
                                                                           =========

See accompanying notes to financial statements and notes to portfolios of investments.



40. Countrywide Investments


Florida Tax-Free Money Fund
Portfolio of Investments
June 30, 1999
-----------------------------------------------------------------------------------------

 Principal                                                                   Market
  Amount   Fixed Rate Revenue &                           Coupon   Maturity   Value
  (000's)  General Obligation Bonds-- 31.2%                Rate      Date    (000's)

-----------------------------------------------------------------------------------------
$    1,700 Port St. Joe, FL, Cap. Impt. Rev. BANS,
              Ser. 1998                                    4.350%  07/01/99 $  1,700
       100 Brevard Co., FL, School Board COP, Ser. A       5.300   07/01/99      100
       100 Florida St. GO PCR, Ser. X                      5.600   07/01/99      100
       100 Mesa, AZ, GO                                    5.800   07/01/99      100
       100 Broward Co., FL, School Board COP Rev.          6.000   07/01/99      100
       200 Broward Co., FL, School Board COP Rev.          6.750   07/01/99      200
       325 Cape Coral, FL, GO, Prerefunded @ 102           6.800   07/01/99      332
       200 Miami-Dade Co., FL, School Board COP, Ser. A    4.000   08/01/99      200
       100 Manatee Co., FL, School Dist. Sales Tax Rev.    4.000   08/01/99      100
       500 Palm Beach Co., FL, School Board COP            4.500   08/01/99      500
       100 Dade Co., FL, School Board COP
              (G. Holmes Braddock Sr. H.S.)                4.625   08/01/99      100
       100 Florida St. Correctional Privatization COP
              (Bay Co. Proj.)                              4.625   08/01/99      100
     1,000 Wadsworth, OH, CSD School Impt. GO BANS         3.470   08/10/99    1,001
       250 Texas Muni. Pwr. Agency Rev.                    4.500   09/01/99      250
       100 Florida St. Dept. of Gen. Services,
              Div. of Fac. Mgmt. Rev., Ser. B              4.600   09/01/99      100
       250 Las Vegas Valley, NV, Water District Rev.       4.700   09/01/99      251
       150 Homestead, FL, Special Ins. Assessment Rev.     4.750   09/01/99      150
       300 Abilene, TX, Hlth. Fac. Dev. Hosp. Rev.
              (Hendrick Med. Ctr.)                         5.100   09/01/99      301
       100 Ft. Lauderdale, FL, Excise Tax Rev.,
              Prerefunded @ 101                            6.375   09/01/99      102
       150 Town of Avon, CO, Sales Tax Rev., Ser. 1999     3.250   09/15/99      150
       100 North Harris, TX, Montgomery Comm. College
              District Rev.                                5.000   09/15/99      100
       205 Glenwood Springs, CO, Sales & Use Tax Rev.      3.250   10/01/99      205
       575 St. Lucie Co., FL, Limited Tax GO               4.000   10/01/99      577
       250 Orlando, FL, Capital Impt. Special Rev.,
              Ser. B                                       4.250   10/01/99      251
       500 Dade Co., FL, Water & Sewer Sys. Rev.           4.750   10/01/99      502
       350 Lee Co., FL, Capital Impt. Rev., Ser. B,
              Prerefunded @ 100                            6.000   10/01/99      352
       200 Hillsborough Co., FL, Aviation Auth.
              Rev., Ser. A                                 6.150   10/01/99      201
       500 Hillsborough Co., FL, Aviation Auth.
              Rev., Ser. B, Prerefunded @ 102              7.000   10/01/99      514
       375 Crawford Co., OH, Various Purpose GO            3.150   12/01/99      375
       555 Fostoria, OH, CSD GO                            3.200   12/01/99      555
       800 Iowa Student Loan Liquidity Corp. Rev., Ser. C  6.500   12/01/99      811
       573 Clarendon, NY, GO BANS                          3.625   12/22/99      574
       500 Northern Ozaukee, WI, School Dist. GO BANS      3.400   02/01/00      500
----------                                                                 ---------
$   11,408 Total Fixed Rate Revenue & General Obligation Bonds
           (Amortized Cost $11,454)                                         $ 11,454
----------                                                                 ---------

Countrywide Investments 41.


Florida Tax-Free Money Fund (Continued)
 Principal                                                                   Market
  Amount   Floating & Variable Rate                       Coupon   Maturity   Value
  (000's)  Demand Notes -- 65.4%                            Rate      Date    (000's)
-----------------------------------------------------------------------------------------
$      500 Martin Co., FL, Dev. Auth. PCR, Ser. 1994
              (Florida Power & Light)                      3.350%  07/01/99 $    500
       400 Putnam Co., FL, Dev. Auth. PCR
              (Florida Power & Light)                      3.350   07/01/99      400
     1,800 Hillsborough Co., FL, IDA PCR (Tampa Elec.)     3.350   07/01/99    1,800
       400 Tampa Sports Auth. Rev. (Stadium Proj.)         3.450   07/01/99      400
     1,200 Broward Co., FL, HFA MFH Rev.
              (Margate Invest. Proj.)                      3.450   07/07/99    1,200
     1,800 Orange Co., FL, IDA Rev. (Trinity Prep School)  3.500   07/07/99    1,800
       400 St. John's Co., FL, HFA Rev., Ser. 1996
              (Anastasia Shores Apts. Proj.)               3.500   07/07/99      400
     1,080 Florida HFA MFH Rev., Ser. EEE
              (Carlton Arms II Proj.)                      3.500   07/07/99    1,080
       225 Putnam Co., FL, Dev. Auth. PCR, Ser. H-1
              (Seminole Elec. Coop.)                       3.550   07/07/99      225
       250 Putnam Co., FL, Dev. Auth. PCR, Ser. H-2
              (Seminole Elec. Coop.)                       3.550   07/07/99      250
       900 St. Petersburg, FL, HFA Rev., Ser. 1997
              (Menorah Manor Proj.)                        3.550   07/07/99      900
       475 Volusia Co., FL, HFA MFH Rev., Ser. H
              (Sun Pointe Apts.)                           3.550   07/07/99      475
       900 Manatee Co., FL, HFA MFH Rev.
              (Harbour Proj. B)                            3.600   07/07/99      900
       700 ABN AMRO Munitops Trust Cert. 1998-9
              (Florida Board of Educ.)                     3.640   07/07/99      700
     2,000 ABN AMRO Munitops Cert. Trust 1998-8
              (Dade Co., FL, Water & Sewer Sys. Rev.)      3.640   07/07/99    2,000
     1,100 Plant City, FL, Hosp. Rev.
              (South Florida Baptist Hosp.)                3.650   07/07/99    1,100
     1,400 Illinois Dev. Fin. Auth. Rev.
              (Council for Jewish Elderly)                 3.650   07/07/99    1,400
       500 Orange Co., FL, Health Fac. Auth. Rev.
              (Adventist Sunbelt)                          3.650   07/07/99      500
       600 Florida Housing Fin. Corp. MFH Rev.,
              (South Pointe Proj.)                         3.660   07/07/99      600
       100 Dade Co., FL, IDA Rev.                          3.730   07/07/99      100
       960 McCreary Co., KY, IDR (Le Sportsac Proj.)       3.750   07/07/99      960
       700 McCreary Co., KY, IDR, Ser. B
              (Le Sportsac Proj.)                          3.750   07/07/99      700
       500 Highlands Co., FL, Health Fac. Rev.
              (Adventist Sunbelt)                          3.750   07/07/99      500
       800 Marion Co., FL, HFA Rev. (Paddock Place Proj.)  3.750   07/07/99      800
       500 Marion Co., FL, HFA Rev. (Summer Trace Apts.)   3.750   07/07/99      500
     1,000 Lee Co., FL, IDR Educ. Fac. Rev.
              (The Canterbury School Proj.)                3.750   07/07/99    1,000
     1,150 Jacksonville, FL, Health Fac. Rev.
              (River Garden)                               3.800   07/07/99    1,150
     1,000 Jacksonville, FL, Health Fac. Rev.
              (Faculty Practice Assoc.)                    3.850   07/07/99    1,000
       635 Harvard, IL, Health Care Fac. Rev., Ser. 1998
              (Harvard Memorial Hosp.)                     3.850   07/07/99      635
----------                                                                 ---------
$   23,975 Total Floating & Variable Rate Demand Notes
           (Amortized Cost $23,975)                                         $ 23,975
----------                                                                 ---------


42. Countrywide Investments


Florida Tax-Free Money Fund (Continued)
 Principal                                                                   Market
  Amount                                                  Coupon   Maturity   Value
  (000's)  Adjustable Rate Put Bonds-- 2.6%                Rate      Date    (000's)

-----------------------------------------------------------------------------------------

$      350 Corpus Christi, TX, IDR (Tex-Air
              Invest. Co. Proj.)                           3.350%  08/01/99 $    350
       600 Putnam Co., FL, Dev. Auth. PCR, Ser. 1984D
              (Seminole Elec. Coop.)                       3.125   12/15/99      600
----------                                                                 ---------
$      950 Total Adjustable Rate Put Bonds
           (Amortized Cost $950)                                            $    950
----------                                                                 ---------

$   36,333 Total Investments at Value-- 99.2%
           (Amortized Cost $36,379)                                         $ 36,379
==========
           Other Assets in Excess of Liabilities-- 0.8%                          276
                                                                           ---------

           Net Assets-- 100.0%                                              $ 36,655
                                                                           =========



See accompanying notes to financial statements and notes to portfolios of investments.


Countrywide Investments 43.

Tax-Free Intermediate Term Fund
Portfolio of Investments
June 30, 1999
-----------------------------------------------------------------------------------------
 Principal                                                                   Market
  Amount                                                  Coupon   Maturity   Value
  (000's)  Municipal Bonds-- 101.2%                        Rate      Date    (000's)
-----------------------------------------------------------------------------------------
           Arizona -- 2.9%
$      400 Arizona Educ. Loan Mkt. Corp. Rev., Ser. A      6.700%  03/01/00 $    408
       600 Maricopa Co., AZ, School Dist. Rev.,
              Ser. 1991C (Tempe Elem.)                     8.000   07/01/04      692
       300 Tucson, AZ, Water Dist. Rev.                    9.750   07/01/10      416
                                                                           ---------
                                                                               1,516
                                                                            ---------
           California -- 1.4%
       450 Sacramento Co., CA, MFH ARPB
              (Fairway One Apts.)                          5.875   02/01/03      450
       250 California HFA Multi-Unit Rental Rev., Ser. B   6.500   08/01/05      264
                                                                           ---------
                                                                                 714
                                                                           ---------
           Colorado -- 1.3%
       400 Arapahoe Co., CO, Parkview Metro. Dist. GO      3.550   07/01/99      400
       300 Highland Ranch, CO, Metro. Dist. GO, Ser. A     5.000   12/01/10      295
                                                                           ---------
                                                                                 695
                                                                           ---------
           Florida -- 12.2%
       200 Hillsborough Co., FL, PCR Rev.
              (Tampa Elec. Proj.)                          3.350   07/01/99      200
       500 Florida HFA MFH ARPB, Ser. 1978B
              (Hampton Lakes II Proj.)                     5.700   04/01/01      502
       750 Hillsborough Co., FL, Solid Waste Rev.          5.500   10/01/06      783
       455 Pensacola, FL, Airport Rev., Ser. 1997B         5.400   10/01/07      469
     1,000 Pasco Co., FL, HFA MFH Rev., Ser. 1997B
              (Cypress Trail Apts.)                        5.500   06/01/08    1,041
     1,255 Florida HFA MFH Sr. Lien, Ser. I-1              6.100   01/01/09    1,323
     1,000 Halifax Hosp. Medical Ctr., FL, Health Care
              Fac. Rev., Ser. 1998A                        4.800   04/01/10      953
       365 Halifax Hosp. Medical Ctr.. FL, Health Care
              Fac. Rev., Ser. 1998A                        5.000   04/01/11      354
       455 Tampa, FL, Health Sys. Rev., Ser. A-1
              (Catholic Health East)                       5.250   11/15/11      457
       365 Halifax Hosp. Medical Ctr., FL, Health Care
              Fac. Rev., Ser. 1998A                        5.000   04/01/12      352
                                                                           ---------
                                                                               6,434
                                                                           ---------
           Georgia -- 0.3%
       150 Savannah, GA, Hosp. Auth. Rev.
              (St. Joseph's/Candler Health Sys.)           5.250   07/01/13      149
                                                                           ---------
           Illinois -- 2.1%
     1,100 Illinois Health Fac. Auth. Rev., Ser. B
              (Elmhurst Hosp.)                             3.500   07/01/99    1,100
                                                                          ---------
           Indiana -- 9.4%
     3,185 Purdue University, IN, COP, Prerefunded @ 102   6.250   07/01/01    3,374
     1,000 Indiana Bond Bank Special Prog. Rev., Ser. A-1  6.650   01/01/04    1,053
       500 Indiana HFA Multi-Unit Mtg. Prog. Rev.,
              Ser. 1992A                                   6.600   01/01/12      526
                                                                           ---------
                                                                               4,953
                                                                           ---------

44. Countrywide Investments


Tax-Free Intermediate Term Fund (Continued)
 Principal                                                                   Market
  Amount                                                  Coupon   Maturity   Value
  (000's)  Municipal Bonds-- 101.2% (Continued)             Rate     Date     (000's)

-----------------------------------------------------------------------------------------
           Iowa -- 2.1%
$      120 Cedar Rapids, IA, Hosp. Fac. Rev.
              (St. Luke's Methodist Hosp.),
              Prerefunded @ 102                            6.000%  08/15/03 $    129
       250 Iowa Student Loan Liquidity Corp. Rev.          6.400   07/01/04      265
       325 Iowa HFA Rev., Ser. A                           6.500   07/01/06      341
       240 Iowa Student Loan Liquidity Corp. Rev.          6.600   07/01/08      255
       130 Cedar Rapids, IA, Hosp. Fac. Rev.
              (St. Luke's Methodist Hosp.)                 6.000   08/15/09      138
                                                                           ---------
                                                                               1,128
                                                                           ---------
           Kentucky -- 2.4%
       500 Kentucky St. EDR (Health Alliance)              3.350   07/07/99      500
       750 Kentucky St. Turnpike Auth. EDR
              (Revitalization Proj.)                       5.250   07/01/05      777
                                                                           ---------
                                                                               1,277
                                                                           ---------
           Louisiana -- 1.9%
       440 Louisiana Public Fac. Auth. Rev.
              (Medical Ctr. of Louisiana)                  6.000   10/15/03      458
       500 West Ouachita Parish, LA, School Dist. GO,
              Ser. A                                       6.700   03/01/06      530
                                                                           ---------
                                                                                 988
                                                                           ---------
           Massachusetts -- 2.9%
       500 New England Educ. Loan Mkt. Corp. Rev.,
              Ser. 1992A                                   6.500   09/01/02      526
       500 New England Educ. Loan Mkt. Corp. Rev.,
              Ser. 1992B                                   6.600   09/01/02      528
       445 Massachusetts St. Indust. Fin. Agy. Rev.,
              Ser. 1997 (Hudner Assoc.)                    5.000   01/01/08      449
                                                                           ---------
                                                                               1,503
                                                                           ---------
           Michigan -- 4.8%
     1,000 Michigan St. Bldg. Auth. Rev., Ser. II          6.400   10/01/04    1,064
     1,000 Michigan St. Hosp. Fin. Auth. Rev., Ser. A
              (McLaren Health Care Corp.)                  5.250   06/01/07    1,013
       450  Battle Creek, MI, EDR (Kellogg Co. Proj.)      5.125   02/01/09      454
                                                                           ---------
                                                                               2,531
                                                                           ---------
           Mississippi -- 1.6%
       500 Mississippi Higher Educ. Rev., Ser. B           6.100   07/01/01      515
       335 Jackson, MS, GO                                 5.250   10/01/10      340
                                                                           ---------
                                                                                 855
                                                                           ---------
           Nebraska -- 3.0%
       590 Nebraska Invest. Fin. Auth. Rev., Ser. 1989
              (Foundation for Educ. Fund),
              Escrowed to Maturity                         7.000   11/01/09      603
     1,000 Nebraska Gas Supply Rev., Ser. A
              (American Public Energy Agy.)                4.600   06/01/10      955
                                                                           ---------
                                                                               1,558
                                                                           ---------
     Nevada -- 2.4%
     1,000 Las Vegas, NV, GO, Sewer Impt. Rev.,
              Prerefunded @ 102                            6.500   04/01/02    1,074
       185 Washoe Co., NV, GO                              7.375   07/01/09      189
                                                                           ---------
                                                                               1,263
                                                                           ---------
           New York -- 1.0%
       500 New York Local Govt. Asst. Corp. Rev.,
              Ser. 1991B, Prerefunded @ 102                7.000   04/01/01      534
                                                                           ---------

           North Carolina -- 2.0%
     1,030 Cabarrus Co., NC, Dev. Corp. Install.
              Pymt. Rev.                                   4.950   06/01/09    1,027
                                                                           ---------



Countrywide Investments 45.


Tax-Free Intermediate Term Fund (Continued)

 Principal                                                                   Market
  Amount                                                  Coupon   Maturity   Value
  (000's)  Municipal Bonds-- 101.2% (Continued)             Rate     Date     (000's)

-----------------------------------------------------------------------------------------
           Ohio -- 30.4%
$    1,300 Ohio St. Air Quality Dev. Auth. Rev.,
              Ser. A (CG&E)                                3.350%  07/01/99 $  1,300
       500 Franklin Co., OH, Rev. (Online Computer
              Library Ctr.)                                5.500   04/15/00      506
       625 Fairfield, OH, IDR ARPB (Skyline Chili, Inc.)   5.000   09/01/00      626
       270 Warren Co., OH, Hosp. Fac. Rev.
              (Otterbein Home), Prerefunded @ 102          7.000   07/01/01      289
       930 Ohio St. EDR Ohio Enterprise Bond Fd.
              (Smith Steelite Proj.)                       5.600   12/01/03      961
       500 Hamilton Co., OH, Hosp. Fac. Rev.
              (Episcopal Retirement Home)                  6.600   01/01/04      526
       315 Ohio St. EDR Ohio Enterprise Bond Fd.
              (Cheryl & Co.)                               5.500   12/01/04      324
     1,005 Franklin Co., OH, Health Care Rev.
              (First Comm. Village)                        6.000   06/01/06    1,043
       530 Toledo, OH, GO                                  6.000   12/01/06      572
       840 Kent State University General Receipts Rev.     6.000   05/01/07      903
       710 Hamilton Co., OH, Health Care Fac.
              (Twin Towers)                                5.750   10/01/07      744
       500 Ohio St. IDR, Ser. 1997 (Bomaine
              Corporation Proj.)                           5.500   11/01/07      507
       674 Columbus, OH, Special Assessment GO             5.050   04/15/08      661
       800 West Clermont, OH, LSD GO                       6.150   12/01/08      860
       500 Hamilton Co., OH, Hosp. Fac. Rev.
              (Bethesda Hosp.)                             7.000   01/01/09      508
       930 Hamilton Co., OH, Health Care Fac.
              (Twin Towers)                                5.250   10/01/10      928
     1,000 Franklin Co., OH, Rev.
              (Online Computer Library Ctr.)               4.650   10/01/11      939
     1,000 Cuyahoga Co., OH, Hosp. Rev.
              (University Hosp.)                           5.125   01/15/12      984
     1,000 Franklin Co., OH, Rev.
              (Online Computer Library Ctr.)               4.700   10/01/12      936
       520 Sycamore, OH, CSD COP                           4.700   12/01/12      487
     1,365 Toledo, OH, GO                                  5.000   12/01/13    1,344
                                                                           ---------
                                                                              15,948
                                                                           ---------
           Pennsylvania -- 2.0%
       500 Pennsylvania St. IDR, Ser. A,
              Prerefunded @ 102                            7.000   07/01/01      538
       500 Pennsylvania Fin. Auth. Muni.
              Capital Impt. Proj. Rev.                     6.600   11/01/09      539
                                                                           ---------
                                                                               1,077
                                                                           ---------
           South Carolina -- 1.4%
       725 Richland-Lexington, SC, Airport Dist. Rev.,
              Ser. 1995 (Columbia Metro.)                  6.000   01/01/08      759
                                                                           ---------

           Tennessee -- 6.0%
       525 Southeast, TN, Tax-Exempt Mtg. Trust ARPB,
              Ser. 1990                                    7.250   04/01/03      570
       500 Nashville, TN, Metro. Airport Rev., Ser. C      6.625   07/01/07      532
     1,000 Nashville & Davidson Co., TN, Health & Educ.
              Fac. Rev., Ser. A (Vanderbilt Univ.)         5.000   10/01/11      985
     1,035 Johnson City, TN, Health & Educ. Rev.
              (Medical Center Hosp.)                       5.500   07/01/13    1,060
                                                                           ---------
                                                                               3,147
                                                                           ---------


46. Countrywide Investments


Tax-Free Intermediate Term Fund (Continued)
 Principal                                                                   Market
  Amount                                                  Coupon   Maturity   Value
  (000's)  Municipal Bonds-- 101.2% (Continued)             Rate     Date     (000's)

-----------------------------------------------------------------------------------------
           Texas -- 6.9%
$      500 Houston, TX, Sr. Lien Rev., Ser. A
              (Hotel Tax & Parking Fac.),
              Prerefunded @ 100                            7.000%  07/01/01 $    528
       500 N. Texas Higher Educ. Student Loan Rev.,
              Ser. 1991A                                   6.875   04/01/02      517
        50 N. Central, TX, Health Fac. Rev.
              (Baylor Health Care), Indexed INFLOS,
              Prerefunded @ 102                            8.050   05/15/02       54
       450 N. Central, TX, Health Fac. Rev.
              (Baylor Health Care), Indexed INFLOS         8.050   05/15/08      480
       490 Dallas, TX, ISD                                 5.600   08/15/11      509
       236 Midland, TX, HFC Rev., Ser. A-2                 8.450   12/01/11      254
        10 San Antonio, TX, Elec. & Gas Rev.,
              Escrowed to Maturity                         5.000   02/01/12       10
       990 San Antonio, TX, Elec. & Gas Rev.               5.000   02/01/12      975
       300 Waco, TX, COP                                   4.800   02/01/15      280
                                                                           ---------
                                                                               3,607
                                                                           ---------
           Wisconsin -- 0.8%
       430 Wisconsin St. Health & Educ. Fac. Auth. Rev.
              (Agnesian Healthcare, Inc.)                  4.900   07/01/11      413
----------                                                                 ---------

$   51,825 Total Municipal Bonds-- 101.2%
           (Amortized Cost $52,525)                                         $ 53,176
==========                                                                 ---------
           Liabilities in Excess of Other Assets-- (1.2)%                       (643)
                                                                           ---------

           Net Assets-- 100.0%                                              $ 52,533
                                                                           =========


See accompanying notes to financial statements and notes to portfolios of investments.


Countrywide Investments 47.


Ohio Insured Tax-Free Fund
Portfolio of Investments
June 30, 1999
-----------------------------------------------------------------------------------------

 Principal                                                                   Market
  Amount   Fixed Rate Revenue &                           Coupon   Maturity   Value
  (000's)  General Obligation Bonds-- 89.7%                Rate      Date    (000's)

-----------------------------------------------------------------------------------------
$      200 Montgomery Co., OH, Hosp. Rev.
              (Sisters of Charity), Prerefunded @ 102      6.625%  05/15/01 $    212
       250 Franklin Co., OH, IDR (1st Comm. Village
              Healthcare), Crossover
              Prerefunded @ 101.5                         10.125   08/01/01      282
       415 Ohio HFA SFM Rev., Ser. D                       7.000   09/01/01      434
        30 Clermont Co., OH, Hosp. Fac. Rev., Ser. A
              (Mercy Health Sys.), Prerefunded @ 100       7.500   09/01/01       32
       460 Westerville, Minerva Park & Blendon, OH,
              Joint Hosp. Dist. Rev. (St. Ann's),
              Prerefunded @ 102                            7.100   09/15/01      497
     1,000 Clermont Co., OH, Hosp. Fac. Rev.
              (Mercy Health Sys.), Prerefunded @ 102       6.733   09/25/01    1,070
       850 Alliance, OH, Waterworks Sys. Rev.,
              Prerefunded @ 102                            6.650   10/15/01      914
       500 Celina, OH, Wastewater Sys. Mtg. Rev.,
              Prerefunded @ 101                            6.550   11/01/01      532
       500 Summit Co., OH, Various Purpose GO,
              Prerefunded @ 102                            6.625   12/01/01      539
       500 Greene Co., OH, Water Sys. Rev.,
              Prerefunded @ 102                            6.850   12/01/01      541
       290 Northwest, OH, LSD GO, Prerefunded @ 102        7.050   12/01/01      316
       500 Clermont Co., OH, Sewer Sys. Rev.,
              Prerefunded @ 102                            7.100   12/01/01      544
       461 Cleveland, OH, Waterworks Impt. Rev.,
              Ser. 1992B, Prerefunded @ 102                6.500   01/01/02      494
     1,000 Kent St. University General Receipts Rev.,
              Prerefunded @ 102                            6.500   05/01/02    1,078
       500 Franklin Co., OH, Hosp. Rev., Ser. 1991
              (Mt. Carmel Health), Prerefunded @ 102       6.750   06/01/02      543
       500 Cleveland, OH, GO, Ser. A, Prerefunded @ 102    6.375   07/01/02      539
       500 Mahoning Co., OH, Hosp. Impt. Rev.
              (YHA Proj.), Prerefunded @ 100               7.000   10/15/02      532
       500 Seneca Co., OH, GO (Jail Fac.),
              Prerefunded @ 102                            6.500   12/01/02      545
       675 Reynoldsburg, OH, CSD GO, Prerefunded @ 102     6.550   12/01/02      736
        33 Ohio St. Bldg. Auth. Rev. (Frank
              Lausch Proj.), Prerefunded @ 100            10.125   04/01/03       38
       142 Ohio St. Bldg. Auth. Rev. (Columbus St.
              Proj.), Prerefunded @ 100                   10.125   04/01/03      164
       230 Summit Co., OH, GO, Ser. A, Prerefunded @ 100   6.900   08/01/03      252
       500 Newark, OH, Water Sys. Impt. Rev.,
              Prerefunded @ 102                            6.000   12/01/03      541
       500 Ohio St. Bldg. Auth. Rev., Ser. 1994A
              (Juvenille Correctional Bldg.),
              Prerefunded @ 102                            6.600   10/01/04      558
     1,000 Cleveland, OH, Public Power Sys. Rev., Ser. I,
               Prerefunded @ 102                           7.000   11/15/04    1,136
       500 Crawford Co., OH, GO, Prerefunded @ 102         6.750   12/01/04      563
     1,000 Greater Cleveland, OH, Regional Transit
              Auth. GO, Prerefunded @ 101                  5.650   12/01/06    1,069
       290 Alliance, OH, CSD GO                            6.900   12/01/06      313
       500 Mansfield, OH, Hosp. Impt. Rev.
              (Mansfield General)                          6.700   12/01/09      535
       500 Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A  6.400   10/15/10      532
       500 Butler Co., OH, Hosp. Fac. Rev.
              (Middleton Regional Hosp.)                   6.750   11/15/10      536
     1,000 Canton, OH, Waterworks Sys. GO, Ser. 1995       5.750   12/01/10    1,052
        39 Cleveland, OH, Waterworks Impt. Rev., Ser. F    6.500   01/01/11       41


48. Countrywide Investments


Ohio Insured Tax-Free Fund (Continued)

 Principal                                                                   Market
  Amount   Fixed Rate Revenue &                           Coupon   Maturity   Value
  (000's)  General Obligation Bonds -- 89.7% (Continued)    Rate      Date    (000's)
-----------------------------------------------------------------------------------------
$      475 Ohio Capital Corp. MFH Rev., Ser. 1990A         7.500%  01/01/10 $    493
       240 Cuyahoga Co., OH, Hosp. Rev. (University
              Hosp.), Escrowed to Maturity                 9.000   06/01/11      298
       600 Westerville, OH, Water Sys. Impt. GO            6.450   12/01/11      647
       530 Urbana, OH, Wastewater Impt. GO                 7.050   12/01/11      581
       365 Bexley, OH, CSD GO                              7.125   12/01/11      441
       255 Summit Co., OH, GO, Ser. A                      6.900   08/01/12      274
       500 Strongsville, OH, CSD GO                        5.375   12/01/12      515
       500 Worthington, OH, CSD GO                         6.375   12/01/12      533
       500 Brunswick, OH, CSD GO                           6.900   12/01/12      538
     1,095 West Clermont, OH, LSD GO                       6.900   12/01/12    1,232
        95 Ohio St. Higher Educ. Fac. Comm. Rev.           7.250   12/01/12      101
     1,000 Lorain Co., OH, Hosp. Rev. (Catholic
              Health Care Partners)                        5.625   09/01/14    1,024
       530 Ottawa Co., OH, GO                              5.750   12/01/14      554
     1,000 Portage Co., OH, GO                             6.200   12/01/14    1,079
       290 Garfield Heights, OH, Various Purpose GO        6.300   12/01/14      314
       460 Bedford Heights, OH, GO                         6.500   12/01/14      503
     1,000 Clermont Co., OH, Hosp. Fac. Rev.
              (Mercy Health Sys.)                          5.875   09/01/15    1,032
       600 Toledo-Lucas Co., OH, Convention Ctr. Rev.      5.700   10/01/15      625
       400 Warren, OH, Waterworks Rev.                     5.500   11/01/15      414
       500 Delaware, OH, CSD GO                            5.750   12/01/15      519
       500 Ohio St. Higher Educ. Fac. Rev. (Univ.
              of Dayton)                                   6.750   12/01/15      542
     1,000 Buckeye Valley, OH, LSD GO                      6.850   12/01/15    1,161
       500 Cleveland, OH, Waterworks Impt. Rev., Ser. F    6.250   01/01/16      529
       750 Columbus-Polaris Hsg. Corp. Rev.                7.400   01/01/16      842
       500 Ohio St. Air Quality Dev. Rev., Ser. A
              (Ohio Edison)                                7.450   03/01/16      521
       781 Ohio HFA SFM Rev., Ser. 1991D                   7.050   09/01/16      816
       226 Ohio HFA SFM Rev., Ser. 1990F                   7.600   09/01/16      235
       750 Montgomery Co., OH, Hosp. Rev.
              (Miami Valley Hosp.)                         6.250   11/15/16      800
     1,000 Greater Cleveland, OH, Regional Trans.
              Auth. GO                                     4.750   12/01/16      930
       815 Butler Co., OH, GO                              5.750   12/01/16      849
       590 Garfield Heights, OH, Various Purpose GO        7.050   12/01/16      628
     1,260 Cleveland, OH, Airport Sys. Rev., Ser. C        5.125   01/01/17    1,227
       750 Butler Co., OH, Trans. Impt. Dist., Ser. A      5.125   04/01/17      733
       800 Ohio St. Bldg. Auth. Rev. (Adult
              Correctional Bldg.)                          5.600   04/01/17      820
     1,000 Lorain Co., OH, Hosp. Rev.                      5.625   09/01/17    1,015
     2,000 Toledo, OH, Waterworks Sys. Mtg. Rev.           4.750   11/15/17    1,852
       500 Toledo, OH, Sewer Sys. Rev.                     6.350   11/15/17      543
     1,000 Hamilton Co., OH, Sewer Sys. Impt. Rev.,
              Ser. A                                       5.000   12/01/17      966
     1,000 Mason, OH, CSD GO                               5.300   12/01/17    1,002
     1,000 Rocky River, OH, CSD GO, Ser. 1998              5.375   12/01/17    1,006
     1,400 Cuyahoga Co., OH, Util. Sys. Impt. Rev.
              (Medical Center Proj.)                       5.125   02/15/18    1,358
       500 Ohio St. Air Quality Dev. Rev., Ser. 1990B
              (Ohio Edison)                                7.100   06/01/18      523
     1,670 Canton, OH, GO                                  4.750   12/01/18    1,538
     1,000 Hamilton Co., OH, Sales Tax. Rev.
              (Football Stadium Proj.)                     5.000   12/01/18      955
     1,000 Little Miami, OH, LSD GO                        5.000   12/01/18      959
     1,265 Defiance, OH, Waterworks Sys. GO                5.650   12/01/18    1,305
     1,000 S. Euclid-Lyndhurst, OH, CSD GO, Ser. 1996      6.400   12/01/18    1,091
     1,000 Cuyahoga Co., OH, Hosp. Rev.
              (University Hosp.)                           5.400   01/15/19    1,000

Countrywide Investments 49.


Ohio Insured Tax-Free Fund (Continued)
 Principal                                                                   Market
  Amount   Fixed Rate Revenue &                           Coupon   Maturity   Value
  (000's)  General Obligation Bonds -- 89.7% (Continued)    Rate      Date    (000's)

-----------------------------------------------------------------------------------------

$      360 Cuyahoga Co., OH, Hosp. Rev.
              (University Hosp.)                           6.250%  01/15/20 $    379
       720 University of Toledo, OH, General
              Receipts Rev.                                4.750   06/01/20      657
     1,210 Greene Co., OH, Sewer Sys. Rev.                 5.125   12/01/20    1,171
     1,000 Ohio St. Air Quality Dev. Rev., Ser. 1985A
              (Columbus & Southern Power)                  6.375   12/01/20    1,066
     1,000 Hamilton, OH, CSD GO                            5.625   12/01/24      990
     1,000 Ohio St. Air Quality Dev. Rev. (Penn. Power)    6.450   05/01/27    1,065
----------                                                                 ---------
$   58,147 Total Fixed Rated Revenue & General Obligation Bonds
----------
           (Amortized Cost $57,971)                                         $ 60,501
                                                                           ---------


-----------------------------------------------------------------------------------------

 Principal                                                                   Market
  Amount   Floating & Variable Rate                       Coupon   Maturity   Value
  (000's)  Demand Notes -- 5.9%                             Rate      Date    (000's)

-----------------------------------------------------------------------------------------
$    1,200 Montgomery Co., OH, Ser. 1998A
              (Miami Valley Hosp.)                         3.450%  07/01/99 $  1,200
     2,800 Columbus, OH, GO Ser. 1                         3.650   07/07/99    2,800
----------                                                                 ---------
$    4,000 Total Floating & Variable Rate Demand Notes
           (Amortized Cost $4,000)                                          $  4,000
----------                                                                 ---------

$   62,147 Total Investments at Value-- 95.6%
           (Amortized Cost $61,971)                                         $ 64,501
==========
           Other Assets in Excess of Liabilities-- 4.4%                        2,976
                                                                           ---------

           Net Assets-- 100%                                                $ 67,477
                                                                           =========

See accompanying notes to financial statements and notes to portfolios of investments.


50. Countrywide Investments

Notes to Portfolios of Investments
June 30, 1999
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 1999.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

Portfolio Abbreviations:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SFM - Single Family Mortgage
USD - Unified School District



Countrywide Investments 51.

Report of Independent Public Accountants
--------------------------------------------------------------------------------

ARTHUR ANDERSEN LLP

LOGO

To the Shareholders and Board of Trustees of Countrywide Tax-Free Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Countrywide Tax-Free Trust (comprising, respectively, the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund (a Massachusetts business trust) as of June 30, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Countrywide Tax-Free Trust as of June 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for the periods referred above, in conformity with generally accepted accounting principles.


/s/ Arthur Anderson LLP

Cincinnati, Ohio,
August 6, 1999


52. Countrywide Investments

Countrywide Tax-Free Trust
--------------------------------------------------------------------------------
   312 Walnut St., 21st Floor
   Cincinnati, Ohio 45202-4094
   Nationwide: (Toll Free) 800-543-8721
   Cincinnati: 629-2000
   Rate Line: 579-0999

Shareholder Services
--------------------------------------------------------------------------------
   Nationwide: (Toll Free) 800-543-0407
   Cincinnati: 629-2050

Board of Trustees
--------------------------------------------------------------------------------
   Angelo R. Mozilo, Chairman
   Robert H. Leshner, President
   Donald L. Bogdon, M.D.
   H. Jerome Lerner
   Howard J. Levine
   Fred A. Rappoport
   Oscar P. Robertson
   John F. Seymour, Jr.
   Sebastiano Sterpa

Investment Adviser
--------------------------------------------------------------------------------
   Countrywide Investments, Inc.
   312 Walnut St., 21st Floor
   Cincinnati, Ohio 45202-4094

Transfer Agent
--------------------------------------------------------------------------------
   Countrywide Fund Services, Inc.
   P.O. Box 5354
   Cincinnati, Ohio 45201-5354

   This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Tax-Free Trust.


                         Countrywide Investments, Inc.
                                312 Walnut Street
                            Cincinnati, Ohio 45202
                         www.countrywideinvestments.com

(C) 1999 Countrywide Investments, Inc. Trade/Service marks are the property of Countrywide Credit Industries, Inc. and/or its subsidiaries.

                                   TAX-EXEMPT

                               SEMI-ANNUAL REPORT

                                DECEMBER 31, 1999


                               TAX-FREE MONEY FUND

                         CALIFORNIA TAX-FREE MONEY FUND

                            OHIO TAX-FREE MONEY FUND

                           FLORIDA TAX-FREE MONEY FUND

                         TAX-FREE INTERMEDIATE TERM FUND

                           OHIO INSURED TAX-FREE FUND

                                    [GRAPHIC]

                                   COUNTRYWIDE
                                   INVESTMENTS
                                     [LOGO]

TABLE OF CONTENTS
================================================================================

Letter from the President ................................................     3

Management Discussion and Analysis .......................................   4-5

Statements of Assets and Liabilities .....................................   6-8

Statements of Operations .................................................  9-11

Statements of Changes in Net Assets ...................................... 12-14

Financial Highlights ..................................................... 15-21

Notes to Financial Statements ............................................ 22-28

Portfolios of Investments:

   Tax-Free Money Fund ................................................... 29-30

   California Tax-Free Money Fund ........................................ 31-33

   Ohio Tax-Free Money Fund .............................................. 34-39

   Florida Tax-Free Money Fund ........................................... 40-41

   Tax-Free Intermediate Term Fund ....................................... 42-45

   Ohio Insured Tax-Free Fund ............................................ 46-48

Notes to Portfolios of Investments .......................................    49

2 - Countrywide Investments

LETTER FROM THE PRESIDENT
================================================================================
[PHOTO]

Dear Fellow Shareholders:

We are pleased to present Countrywide Tax-Free Trust's semi-annual report for the six months ended December 31, 1999. This report provides financial data and performance information for the Tax-Free Money Fund, Ohio Tax-Free Money Fund, California Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund. These Funds represent the six tax-free money market and bond products currently offered among the 16 mutual funds which comprise the Countrywide Family of Funds.

As 1999 came to a close, many of the themes that drove bond market performance for much of the year remained intact. Economic growth continues to surge, led by consumer demand, rising incomes and a soaring stock market. 1999 was a difficult year for bond investors. "Phantom" concerns regarding rising inflation prompted the Federal Reserve to increase interest rates three times in 1999, effectively taking back the three interest rate cuts made in the fall of 1998. Rising interest rates provided downward price pressure, and as a result, the bond market suffered its worst year since 1994. The 2-year Treasury gained 1.9 percent for the year, while the 30-year Treasury fell 14.8 percent.

We believe the tax-exempt sector continues to offer attractive investment alternatives. Investors can buy high-quality, intermediate and longer-term municipal bonds at yields close to 80% to 90% of Treasuries. This gives tax-conscious investors an appealing tax-free yield.

Countrywide Financial Services, Inc, was acquired by Fort Washington Investment Advisors, Inc. on October 29, 1999. Fort Washington is part of the Western-Southern Enterprise, a dynamic financial services group. As part of the Enterprise, Countrywide will have access to broad managerial, financial and technological resources. In addition, we will help the Enterprise fulfill its potential in the financial marketplace by enhancing flexibility, responsiveness, product diversity and client satisfaction. With the acquisition of Countrywide Financial Services, Inc., Western-Southern Enterprise assets owned or under management passed the $20 billion mark.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. On May 1, 2000 we will be expanding our fund offerings to include the Touchstone Funds, also a part of the Western-Southern Enterprise. The names of all the Countrywide Funds will be changed to Touchstone. You will be receiving more information in the near future.

Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering continued service to you in the future.

Sincerely,

/s/ Robert H. Leshner

Robert H. Leshner
President

                                                     Countrywide Investments - 3

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

OVERVIEW

The pace of economic activity in the U.S. over the past year remained quite brisk. Strong employment growth, rising incomes and a relentless stock market combined to fuel consumer consumption. Inflation remained subdued with the Consumer Price Index up only 2% for the past fiscal year. The yield curve steepened during the year with short-term maturities declining in yield, while yields on bonds with intermediate and long-term maturities increased. During the quarter ended September 30, 1998, a near meltdown in the emerging markets of Russia, Asia and Latin America sparked a liquidity crisis in the bond market, resulting in a "flight to quality" which sent Treasury yields sharply lower. This caused a dislocation between the Treasury market and other sectors of the bond market forcing yield spreads to widen dramatically. The Federal Reserve Board responded by lowering the federal funds rate on three occasions, providing the liquidity necessary for stability to return to the bond markets.

Interest rates began to rise by the start of 1999 due to improving conditions overseas and a concern that robust domestic growth would lead to higher inflation. By mid-year, Treasury yields had increased about 1% and, after several warnings, the Fed finally raised the federal funds rate by 0.25% to 5%. The change in municipal yields over the twelve months ended June 30 was comparable to the change in Treasuries; however, in the second half of the fiscal year, municipals outperformed Treasuries by a wide margin. Municipal bond yields were up only about half as much as comparable maturity Treasuries, and the total returns in most municipal sectors were twice that of the Treasury market.

TAX-FREE INTERMEDIATE TERM FUND

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. For the fiscal year ended June 30, 1999, the Fund's total returns (excluding the impact of applicable sales loads) were 2.07% and 1.40% for Class A shares and Class C shares, respectively. The Lehman Brothers 5-Year Municipal G.O. Bond Index returned 3.42% during the same period.

Our focus in managing the Tax-Free Intermediate Term Fund is to maximize the tax-free yield while minimizing the share price volatility. This focus can negatively impact our total return during periods of declining interest rates as was experienced during the first three quarters of the Fund's fiscal year. However, during the last quarter, as interest rates increased, the performance of the Fund improved relative to the comparative Lehman Brothers Index, and outperformed it after taking the Fund's operating expenses into consideration. In addition, the Fund outperformed its Lipper peer group for the fiscal year. Recently, we have made changes that we believe will help to improve the overall total return of the portfolio. These changes include selling some of the shorter maturity, higher coupon issues from the portfolio and buying new issues in the 10-year maturity range. The additional yield available in this maturity sector provides an attractive opportunity for the Fund.

OHIO INSURED TAX-FREE FUND

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 1999, the Fund's total returns (excluding the impact of applicable sales loads) were 1.81% and 1.05% for Class A shares and Class C shares, respectively. The Lehman Brothers 15-Year Municipal G.O. Bond Index returned 2.70% during the same period.

Performance of the Ohio Insured Tax-Free Fund for the fiscal year was comparable to that of the Lehman Brothers 15-year Municipal G.O. Bond Index after factoring in the associated expenses of the Fund. Over the course of the year, we initiated several trades in the portfolio to improve the overall structure of the portfolio. To accomplish this, we sold issues with higher coupons and short call features and bought new issues with better call protection. Concerning the purchases, we focused on issues in the 20-year maturity range offering call protection of at least ten years. These issues provide the best combination of yield and total return which, we believe, will ultimately improve the total return potential of the Fund.

4 - Countrywide Investments

             COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1989
   OF A $10,000 INVESTMENT IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A*
            AND THE LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

                                                         6/99
                                                         ----
TAX-FREE INTERMEDIATE TERM FUND - CLASS A              $17,450
LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX       $18,780

Past performance is not predictive of future performance.

--------------------------------------------------------
            Tax-Free Intermediate Term Fund
              Average Annual Total Returns

          1 Year   5 Years   10 Years   Since Inception*
CLASS A    0.03%    4.52%      5.73%         6.05%
CLASS C    1.40%    4.30%        --          3.30%
--------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

             COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1989
      OF A $10,000 INVESTMENT IN THE OHIO INSURED TAX-FREE FUND - CLASS A*
           AND THE LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

                                                         6/99
                                                         ----
OHIO INSURED TAX-FREE FUND - CLASS A                   $18,060
LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX      $21,252

Past performance is not predictive of future performance.

--------------------------------------------------------
              Ohio Insured Tax-Free Fund
             Average Annual Total Returns

          1 Year   5 Years   10 Years   Since Inception*
Class A   -2.27%    4.92%      6.09%         7.26%
Class C    1.05%    5.11%        --          3.75%
--------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

                                                     Countrywide Investments - 5

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                                      CALIFORNIA
                                                           TAX-FREE    TAX-FREE
(000'S)                                                   MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost .................................   $ 27,263    $ 56,178
                                                           --------    --------
   At amortized cost ...................................   $ 27,245    $ 56,130
                                                           --------    --------
   At market value (Note 2) ............................   $ 27,245    $ 56,130
Cash ...................................................         98          46
Interest receivable ....................................        265         435
Other assets ...........................................         14          14
                                                           --------    --------
TOTAL ASSETS ...........................................     27,622      56,625
                                                           --------    --------

LIABILITIES
Dividends payable ......................................          1           5
Payable to affiliates (Note 4) .........................         10          25
Other accrued expenses and liabilities .................          5           7
                                                           --------    --------
TOTAL LIABILITIES ......................................         16          37
                                                           --------    --------

NET ASSETS .............................................   $ 27,606    $ 56,588
                                                           --------    --------

NET ASSETS CONSIST OF:
Paid-in capital ........................................   $ 27,609    $ 56,590
Accumulated net realized losses from security
   transactions ........................................         (3)         (2)
                                                           --------    --------

Net Assets .............................................   $ 27,606    $ 56,588
                                                           --------    --------

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) .     27,620      56,590
                                                           --------    --------

Net asset value, offering price and redemption price
   per share (Note 2) ..................................   $   1.00    $   1.00
                                                           --------    --------

See accompanying notes to financial statements.

6 - Countrywide Investments

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                              OHIO      FLORIDA
                                                            TAX-FREE   TAX-FREE
(000'S)                                                    MONEY FUND MONEY FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ..................................   $398,005   $ 28,585
                                                            --------   --------
   At amortized cost ....................................   $397,807   $ 28,560
                                                            --------   --------
   At market value (Note 2) .............................   $397,807   $ 28,560
Cash ....................................................        469         --
Interest receivable .....................................      3,472        199
Other assets ............................................        109          8
                                                            --------   --------
TOTAL ASSETS ............................................    401,857     28,767
                                                            --------   --------

LIABILITIES
Bank overdraft ..........................................         --        369
Dividends payable .......................................        514         26
Payable to affiliates (Note 4) ..........................        194          6
Other accrued expenses and liabilities ..................         32          6
                                                            --------   --------
TOTAL LIABILITIES .......................................        740        407
                                                            --------   --------

NET ASSETS ..............................................   $401,117   $ 28,360
                                                            --------   --------

NET ASSETS CONSIST OF:
Paid-in capital .........................................   $401,106   $ 28,373
Accumulated net realized gains (losses) from security
   transactions .........................................         11        (13)
                                                            --------   --------

NET ASSETS ..............................................   $401,117   $ 28,360
                                                            --------   --------

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ..................   $236,129   $ 20,084
                                                            --------   --------
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..    236,116     20,089
                                                            --------   --------
Net asset value, offering price and redemption price
   per share (Note 2) ...................................   $   1.00   $   1.00
                                                            --------   --------

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ...........   $164,988   $  8,276
                                                            --------   --------
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..    164,990      8,283
                                                            --------   --------
Net asset value, offering price and redemption price
   per share (Note 2) ...................................   $   1.00   $   1.00
                                                            --------   --------

See accompanying notes to financial statements.

                                                     Countrywide Investments - 7

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999  (UNAUDITED)
================================================================================
                                                          TAX-FREE  OHIO INSURED
                                                        INTERMEDIATE   TAX-FREE
(000'S)                                                   TERM FUND      FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ................................... $ 46,289    $ 61,550
                                                           --------    --------
   At amortized cost ..................................... $ 46,121    $ 61,484
                                                           --------    --------
   At market value (Note 2) .............................. $ 45,782    $ 61,575
Cash .....................................................       70           6
Interest receivable ......................................      802         677
Receivable for capital shares sold .......................       87          69
Other assets .............................................       25          32
                                                           --------    --------
TOTAL ASSETS .............................................   46,766      62,359
                                                           --------    --------

LIABILITIES
Dividends payable ........................................       35          78
Payable for capital shares redeemed ......................       87          67
Payable to affiliates (Note 4) ...........................       24          29
Other accrued expenses and liabilities ...................        9           9
                                                           --------    --------
TOTAL LIABILITIES ........................................      155         183
                                                           --------    --------

NET ASSETS ............................................... $ 46,611    $ 62,176
                                                           --------    --------

NET ASSETS CONSIST OF:
Paid-in capital .......................................... $ 47,404    $ 62,395
Accumulated net realized losses from security transactions     (454)       (310)
Net unrealized appreciation (depreciation) on investments      (339)         91
                                                           --------    --------

NET ASSETS ............................................... $ 46,611    $ 62,176
                                                           --------    --------

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .................. $ 42,845    $ 58,044
                                                           --------    --------
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ...    4,025       5,159
                                                           --------    --------
Net asset value and redemption price per share (Note 2) .. $  10.64    $  11.25
                                                           --------    --------
Maximum offering price per share (Note 2) ................ $  11.17    $  11.81
                                                           --------    --------

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .................. $  3,766    $  4,132
                                                           --------    --------
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ...      354         367
                                                           --------    --------
Net asset value and redemption price per share (Note 2) .. $  10.65    $  11.25
                                                           --------    --------
Maximum offering price per share (Note 2) ................ $  10.78    $  11.39
                                                           --------    --------

See accompanying notes to financial statements.

8 - Countrywide Investments

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                         CALIFORNIA
                                              TAX-FREE    TAX-FREE
(000'S)                                      MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .............................   $ 507       $ 909
                                                -----       -----

EXPENSES
Investment advisory fees (Note 4) ...........      68         137
Transfer agent fees (Note 4) ................      16          15
Accounting services fees (Note 4) ...........      15          18
Postage and supplies ........................      10           1
Registration fees ...........................       7           4
Professional fees ...........................       6           7
Custodian fees ..............................       5           5
Trustees' fees and expenses .................       4           4
Reports to shareholders .....................       3           2
Distribution expenses (Note 4) ..............       2           6
Insurance expense ...........................       2           4
Pricing expenses ............................       1           2
                                                -----       -----
TOTAL EXPENSES ..............................     139         205
Fees waived by the Adviser (Note 4) .........     (19)         --
                                                -----       -----
NET EXPENSES ................................     120         205
                                                -----       -----

NET INVESTMENT INCOME .......................     387         704
                                                -----       -----

NET REALIZED GAINS FROM SECURITY TRANSACTIONS      --          11
                                                -----       -----

NET INCREASE IN NET ASSETS FROM OPERATIONS ..   $ 387       $ 715
                                                -----       -----

See accompanying notes to financial statements.

                                                     Countrywide Investments - 9

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                     OHIO      FLORIDA
                                                   TAX-FREE    TAX-FREE
(000'S)                                           MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................   $ 7,186     $   555
                                                    -------     -------

EXPENSES
Investment advisory fees (Note 4) ...............       878          80
Distribution expenses, Retail class (Note 4) ....       249          15
Insurance expense ...............................        50           6
Transfer agent fees, Retail class (Note 4) ......        37           6
Transfer agent fees, Institutional class (Note 4)         6           6
Custodian fees (Note 4) .........................        34           7
Accounting services fees (Note 4) ...............        30          21
Postage and supplies ............................        25           1
Registration fees ...............................        17          --
Professional fees ...............................        16           5
Pricing expenses ................................         5           2
Trustees' fees and expenses .....................         4           4
Reports to shareholders .........................         2           1
                                                    -------     -------
TOTAL EXPENSES ..................................     1,353         154
Fees waived by the Adviser (Note 4) .............       (55)        (49)
                                                    -------     -------
NET EXPENSES ....................................     1,298         105
                                                    -------     -------

NET INVESTMENT INCOME ...........................     5,888         450
                                                    -------     -------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS ..        --          (1)
                                                    -------     -------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......   $ 5,888     $   449
                                                    -------     -------

See accompanying notes to financial statements.

10 - Countrywide Investments

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                       TAX-FREE  OHIO INSURED
                                                     INTERMEDIATE  TAX-FREE
(000'S)                                                TERM FUND     FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .....................................   $ 1,366    $ 1,874
                                                        -------    -------

EXPENSES
Investment advisory fees (Note 4) ...................       128        162
Transfer agent fees, Class A (Note 4) ...............        26         16
Transfer agent fees, Class C (Note 4) ...............         6          6
Accounting services fees (Note 4) ...................        24         24
Postage and supplies ................................        19          3
Distribution expenses, Class A (Note 4) .............        16          6
Distribution expenses, Class C (Note 4) .............         9         11
Professional fees ...................................         7          7
Pricing expenses ....................................         6          7
Reports to shareholders .............................         6          4
Insurance expense ...................................         5          7
Registration fees, Common ...........................         3          3
Registration fees, Class A ..........................         5          2
Registration fees, Class C ..........................         5          1
Custodian fees ......................................         4          8
Trustees' fees and expenses .........................         4          4
                                                        -------    -------
TOTAL EXPENSES ......................................       273        271
                                                        -------    -------
Fees waived by the Adviser (Note 4) .................        (5)       (11)
                                                        -------    -------
NET INVESTMENT INCOME ...............................     1,098      1,614
                                                        -------    -------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions ......       (92)      (236)
Net change in unrealized appreciation/depreciation
   on investments ...................................      (990)    (2,440)
                                                        -------    -------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...    (1,082)    (2,676)
                                                        -------    -------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS   $    16    $(1,062)
                                                        -------    -------

See accompanying notes to financial statements.

                                                    Countrywide Investments - 11

STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================
                                                                   CALIFORNIA
                                          TAX-FREE                  TAX-FREE
                                         MONEY FUND                MONEY FUND
------------------------------------------------------------------------------------
                                  SIX MONTHS                SIX MONTHS
                                     ENDED         YEAR        ENDED         YEAR
                                    DEC. 31,      ENDED       DEC. 31,      ENDED
                                      1999       JUNE 30,       1999       JUNE 30,
(000'S)                           (UNAUDITED)      1999     (UNAUDITED)      1999
------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..........   $     387    $     783    $     704    $   1,401
Net realized gains (losses) from
   security transactions .......          --           (2)          11          (12)
                                   ---------    ---------    ---------    ---------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS .............         387          781          715        1,389
                                   ---------    ---------    ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income .....       (393)        (777)        (704)      (1,401)
                                   ---------    ---------    ---------    ---------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
   Proceeds from shares sold ...      24,135       48,307       94,741      196,122
   Reinvested distributions ....         392          751          677        1,332
   Payments for shares redeemed      (22,149)     (61,211)     (86,807)    (190,488)
                                   ---------    ---------    ---------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ..........       2,378      (12,153)       8,610        6,966
                                   ---------    ---------    ---------    ---------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS ...............       2,372      (12,149)       8,621        6,954

NET ASSETS
Beginning of year ..............      25,234       37,383       47,967       41,013
                                   ---------    ---------    ---------    ---------
End of year ....................   $  27,606    $  25,234    $  56,588    $  47,967
                                   ---------    ---------    ---------    ---------

UNDISTRIBUTED NET INVESTMENT
   INCOME ......................   $      --    $       6    $      --    $      --
                                   ---------    ---------    ---------    ---------

See accompanying notes to financial statements.

12 - Countrywide Investments

STATEMENTS OF CHANGES IN NET ASSETS

=======================================================================================
                                               OHIO                    FLORIDA
                                             TAX-FREE                  TAX-FREE
                                            MONEY FUND                MONEY FUND
---------------------------------------------------------------------------------------
                                     SIX MONTHS                SIX MONTHS
                                        ENDED         YEAR        ENDED         YEAR
                                       DEC. 31,      ENDED       DEC. 31,      ENDED
                                         1999       JUNE 30,       1999       JUNE 30,
(000'S)                              (UNAUDITED)      1999     (UNAUDITED)      1999
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .............   $   5,888    $  10,174    $     450    $   1,596
Net realized losses from
   security transactions ..........          --           (3)          (2)         (11)
                                      ---------    ---------    ---------    ---------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ................       5,888       10,171          448        1,585
                                      ---------    ---------    ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income,
   Retail .........................      (3,096)      (5,927)        (274)        (501)
From net investment income,
   Institutional ..................      (2,792)      (4,247)        (176)      (1,095)
From net realized gains,
   Retail .........................          --           --           --           (6)
From net realized gains,
   Institutional ..................          --           --           --          (16)
                                      ---------    ---------    ---------    ---------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ..      (5,888)     (10,174)        (450)      (1,618)
                                      ---------    ---------    ---------    ---------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
RETAIL
Proceeds from shares sold .........     182,555      455,007        9,162       29,958
Reinvested distributions ..........       3,042        5,786          277          495
Payments for shares redeemed ......    (164,160)    (451,416)     (10,725)     (23,442)
                                      ---------    ---------    ---------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM RETAIL
   SHARE TRANSACTIONS .............      21,437        9,377       (1,286)       7,011
                                      ---------    ---------    ---------    ---------

INSTITUTIONAL
Proceeds from shares sold .........     190,959      459,806       35,156       67,739
Reinvested distributions ..........         224           18           50          427
Payments for shares redeemed ......    (202,301)    (398,983)     (42,213)    (102,016)
                                      ---------    ---------    ---------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM INSTITUTIONAL
   SHARE TRANSACTIONS .............     (11,118)      60,841       (7,007)     (33,850)
                                      ---------    ---------    ---------    ---------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS ..................      10,319       70,215       (8,295)     (26,872)

NET ASSETS
Beginning of year .................     390,797      320,582       36,655       63,527
                                      ---------    ---------    ---------    ---------
End of year .......................   $ 401,117    $ 390,797    $  28,360    $  36,655
                                      ---------    ---------    ---------    ---------

See accompanying notes to financial statements.

                                                    Countrywide Investments - 13

STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================
                                          TAX-FREE                OHIO INSURED
                                        INTERMEDIATE                TAX-FREE
                                         TERM FUND                    FUND
------------------------------------------------------------------------------------
                                  SIX MONTHS                SIX MONTHS
                                     ENDED         YEAR        ENDED         YEAR
                                    DEC. 31,      ENDED       DEC. 31,      ENDED
                                      1999       JUNE 30,       1999       JUNE 30,
(000'S)                           (UNAUDITED)      1999     (UNAUDITED)      1999
------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..........   $   1,098    $   2,320    $   1,614    $   3,294
Net realized gains (losses) from
   security transactions .......         (92)         634         (236)         353
Net change in unrealized
   appreciation/depreciation
   on investments ..............        (990)      (1,787)      (2,439)      (2,151)
                                   ---------    ---------    ---------    ---------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS .............          16        1,167       (1,061)       1,496
                                   ---------    ---------    ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income,
   Class A .....................      (1,021)      (2,149)      (1,517)      (3,095)
From net investment income,
   Class C .....................         (77)        (171)         (97)        (199)
From net realized gains,
   Class A .....................          --           --           --       (1,554)
From net realized gains,
   Class C .....................          --           --           --         (115)
                                   ---------    ---------    ---------    ---------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS      (1,098)      (2,320)      (1,614)      (4,963)
                                   ---------    ---------    ---------    ---------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ......       5,100       13,620       32,312      142,439
Reinvested distributions .......         835        1,723        1,094        3,500
Payments for shares redeemed ...      (9,998)     (19,292)     (35,618)    (149,279)
                                   ---------    ---------    ---------    ---------
NET DECREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ..      (4,063)      (3,949)      (2,212)      (3,340)
                                   ---------    ---------    ---------    ---------
CLASS C
Proceeds from shares sold ......         463        2,454          106          550
Reinvested distributions .......          69          158           83          268
Payments for shares redeemed ...      (1,309)      (2,620)        (603)      (1,038)
                                   ---------    ---------    ---------    ---------
NET DECREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS ..        (777)          (8)        (414)        (220)
                                   ---------    ---------    ---------    ---------

TOTAL DECREASE IN NET ASSETS ...      (5,922)      (5,110)      (5,301)      (7,027)

NET ASSETS
Beginning of year ..............      52,533       57,643       67,477       74,504
                                   ---------    ---------    ---------    ---------
End of year ....................   $  46,611    $  52,533    $  62,176    $  67,477
                                   ---------    ---------    ---------    ---------

See accompanying notes to financial statements.

14 - Countrywide Investments

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        DEC. 31,                          YEAR ENDED JUNE 30,
                                          1999        ----------------------------------------------------------
                                      (UNAUDITED)        1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net investment income ..............       0.014          0.027       0.030       0.029       0.031       0.030
                                       ---------      ---------   ---------   ---------   ---------   ---------
Dividends from net investment income      (0.014)        (0.027)     (0.030)     (0.029)     (0.031)     (0.030)
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net asset value at end of year .....   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Total return .......................        2.91%(B)       2.75%       3.03%       2.89%       3.15%       3.07%
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net assets at end of year (000's) ..   $  27,606      $  25,234   $  37,383   $  30,126   $  25,342   $  26,692
                                       ---------      ---------   ---------   ---------   ---------   ---------
Ratio of net expenses to
   average net assets(A) ...........        0.89%(B)       0.89%       0.92%       0.99%       0.99%       0.99%
Ratio of net investment income to
   average net assets ..............        2.86%(B)       2.74%       2.98%       2.85%       3.09%       3.00%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.03% and 0.95% for the periods ended December 31, 1999 and June 30, 1999, respectively (Note 4).
(B)  Annualized

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        DEC. 31,                          YEAR ENDED JUNE 30,
                                          1999        ----------------------------------------------------------
                                      (UNAUDITED)        1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net investment income ..............       0.013          0.025       0.029       0.028       0.029       0.029
                                       ---------      ---------   ---------   ---------   ---------   ---------
Dividends from net investment income      (0.013)        (0.025)     (0.029)     (0.028)     (0.029)     (0.029)
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net asset value at end of year .....   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Total return .......................        2.58%(B)       2.56%       2.94%       2.81%       2.95%       2.95%
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net assets at end of year (000's) ..   $  56,588      $  47,967   $  41,013   $  32,186   $  36,122   $  19,525
                                       ---------      ---------   ---------   ---------   ---------   ---------
Ratio of net expenses to
   average net assets(A) ...........        0.75%(B)       0.75%       0.77%       0.80%       0.80%       0.70%
Ratio of net investment income to
   average net assets ..............        2.57%(B)       2.52%       2.89%       2.76%       2.88%       2.83%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82% and 0.85% for the years ended June 30, 1996 and 1995, respectively.
(B)  Annualized

See accompanying notes to financial statements.

                                                    Countrywide Investments - 15

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        DEC. 31,                          YEAR ENDED JUNE 30,
                                          1999        ----------------------------------------------------------
                                      (UNAUDITED)        1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net investment income ..............       0.014          0.027       0.030       0.030       0.031       0.031
                                       ---------      ---------   ---------   ---------   ---------   ---------
Dividends from net investment income      (0.014)        (0.027)     (0.030)     (0.030)     (0.031)     (0.031)
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net asset value at end of year .....   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Total return .......................        2.79%(B)       2.73%       3.07%       2.99%       3.14%       3.12%
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net assets at end of year (000's) ..   $ 236,129      $ 214,691   $ 205,316   $ 166,719   $ 240,323   $ 226,606
                                       ---------      ---------   ---------   ---------   ---------   ---------
Ratio of net expenses to
   average net assets(A) ...........        0.75%(B)       0.75%       0.75%       0.75%       0.75%       0.74%
Ratio of net investment income to
   average net assets ..............        2.78%(B)       2.68%       3.02%       2.93%       3.09%       3.08%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.78%, 0.77%, 0.76% and 0.77% for the periods ended December 31, 1999 and June 30, 1999, 1998 and 1997, respectively (Note 4).
(B)  Annualized

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS

=============================================================================================
                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                 PERIOD
                                          DEC. 31,      YEAR ENDED JUNE 30,       ENDED
                                            1999  ------------------------------ JUNE 30,
                                        (UNAUDITED)       1999        1998        1997(A)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000      $   1.000   $   1.000   $   1.000
                                         ---------      ---------   ---------   ---------
Net investment income ................       0.015          0.029       0.033       0.016
                                         ---------      ---------   ---------   ---------
Dividends from net investment income .      (0.015)        (0.029)     (0.033)     (0.016)
                                         ---------      ---------   ---------   ---------
Net asset value at end of period .....   $   1.000      $   1.000   $   1.000   $   1.000
                                         ---------      ---------   ---------   ---------
Total return .........................        3.05%(C)       2.98%       3.33%       3.31%(C)
                                         ---------      ---------   ---------   ---------
Net assets at end of period (000's) ..   $ 164,988      $ 176,106   $ 115,266   $  97,589
                                         ---------      ---------   ---------   ---------
Ratio of net expenses to
   average net assets(B) .............        0.50%(C)       0.50%       0.50%       0.50%(C)
Ratio of net investment income to
   average net assets ................        3.01%(C)       2.93%       3.27%       3.28%(C)

(A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.53%, 0.51%, 0.52% and 0.56%(C) for the periods ended December 31, 1999 and June 30, 1999, 1998 and 1997, respectively (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.

16 - Countrywide Investments

FLORIDA TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        DEC. 31,                          YEAR ENDED JUNE 30,
                                          1999        ----------------------------------------------------------
                                      (UNAUDITED)        1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net investment income ..............       0.014          0.026       0.030       0.029       0.032       0.031
                                       ---------      ---------   ---------   ---------   ---------   ---------
Dividends from net investment income      (0.014)        (0.026)     (0.030)     (0.029)     (0.032)     (0.031)
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net asset value at end of year .....   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Total return .......................        2.76%(B)       2.68%       3.03%       2.90%       3.29%       3.17%
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net assets at end of year (000's) ..   $  20,084      $  21,371   $  14,368   $  22,434   $  28,906   $  24,119
                                       ---------      ---------   ---------   ---------   ---------   ---------
Ratio of net expenses to
   average net assets(A) ...........        0.75%(B)       0.75%       0.75%       0.75%       0.61%       0.66%
Ratio of net investment income to
   average net assets ..............        2.73%(B)       2.58%       2.98%       2.85%       3.24%       3.12%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.99%, 0.98%, 0.95%, 0.94%, 0.80% and 0.80% for the periods ended December 31, 1999 and June 30, 1999, 1998, 1997, 1996 and 1995, respectively (Note 4).
(B)  Annualized

FLORIDA TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS

=========================================================================================================
                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                               PERIOD
                                          DEC. 31,              YEAR ENDED JUNE 30,             ENDED
                                           1999         ------------------------------------  JUNE 30,
                                        (UNAUDITED)        1999        1998        1997        1996(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000
                                         ---------      ---------   ---------   ---------   ---------
Net investment income ................       0.015          0.029       0.032       0.031       0.003
                                         ---------      ---------   ---------   ---------   ---------
Dividends from net investment income .      (0.015)        (0.029)     (0.032)     (0.031)     (0.003)
                                         ---------      ---------   ---------   ---------   ---------
Net asset value at end of period .....   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000
                                         ---------      ---------   ---------   ---------   ---------
Total return .........................        3.01%(C)       2.93%       3.28%       3.16%       3.03%(C)
                                         ---------      ---------   ---------   ---------   ---------
Net assets at end of period (000's) ..   $   8,276      $  15,284   $  49,159   $  19,349   $  19,145
                                         ---------      ---------   ---------   ---------   ---------
Ratio of net expenses to
   average net assets(B) .............        0.50%(C)       0.50%       0.50%       0.50%       0.50%(C)
Ratio of net investment income to
   average net assets ................        2.95%(C)       2.91%       3.23%       3.11%       3.03%(C)

(A) Represents the period from the initial public offering of Institutional shares (May 29, 1996) through June 30, 1996.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.91%, 0.71%, 0.71%, 0.79% and 0.87%(C) for the periods ended December 31, 1999 and June 30, 1999, 1998, 1997 and 1996, respectively (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.

                                                    Countrywide Investments - 17

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS

=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          DEC. 31,                          YEAR ENDED JUNE 30,
                                           1999         -------------------------------------------------------------
                                        (UNAUDITED)       1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   10.87       $   11.12    $   11.01    $   10.85    $   10.86    $   10.69
                                       ---------       ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ...........        0.24            0.48         0.50         0.50         0.50         0.49
   Net realized and unrealized gains
      (losses) on investments ......       (0.23)          (0.25)        0.11         0.16        (0.01)        0.17
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations ...        0.01            0.23         0.61         0.66         0.49         0.66
                                       ---------       ---------    ---------    ---------    ---------    ---------

Dividends from net investment income       (0.24)          (0.48)       (0.50)       (0.50)       (0.50)       (0.49)
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of year .....   $   10.64       $   10.87    $   11.12    $   11.01    $   10.85    $   10.86
                                       ---------       ---------    ---------    ---------    ---------    ---------

Total return(A) ....................        0.12%(C)        2.07%        5.63%        6.19%        4.51%        6.36%
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net assets at end of year (000's) .    $  46,611       $  47,899    $  52,896    $  58,485    $  67,675    $  81,140
                                       ---------       ---------    ---------    ---------    ---------    ---------

Ratio of net expenses to
   average net assets ..............        0.99%(C)        0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ..............        4.37%(C)        4.33%        4.50%        4.55%        4.52%        4.59%

Portfolio turnover rate ............          42%(C)          51%          36%          30%          37%          32%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.01% for the period ended December 31, 1999.
(C)  Annualized.

See accompanying notes to financial statements.

18 - Countrywide Investments

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          DEC. 31,                          YEAR ENDED JUNE 30,
                                           1999         -------------------------------------------------------------
                                        (UNAUDITED)       1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   10.88       $   11.12    $   11.01    $   10.85    $   10.86    $   10.69
                                       ---------       ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ...........        0.16            0.40         0.42         0.43         0.44         0.44
   Net realized and unrealized gains
      (losses) on investments ......       (0.23)          (0.24)        0.11         0.16        (0.01)        0.17
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations ...       (0.07)           0.16         0.53         0.59         0.43         0.61
                                       ---------       ---------    ---------    ---------    ---------    ---------

Dividends from net investment income       (0.16)          (0.40)       (0.42)       (0.43)       (0.44)       (0.44)
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of year .....   $   10.65       $   10.88    $   11.12    $   11.01    $   10.85    $   10.86
                                       ---------       ---------    ---------    ---------    ---------    ---------

Total return(A) ....................       (0.62%)          1.40%        4.85%        5.49%        4.00%        5.82%
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net assets at end of year (000's) ..    $   3,766       $   4,634    $   4,747    $   5,161    $   5,239    $   4,814
                                       ---------       ---------    ---------    ---------    ---------    ---------

Ratio of net expenses to
   average net assets ..............        1.74%(C)        1.74%        1.74%        1.65%        1.49%        1.49%

Ratio of net investment income to
   average net assets ..............        3.62%(C)        3.58%        3.75%        3.89%        4.02%        4.08%

Portfolio turnover rate ............          42%(C)          51%          36%          30%          37%          32%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.76% for the period ended December 31, 1999.
(C)  Annualized.

See accompanying notes to financial statements.

                                                    Countrywide Investments - 19

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS

=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          DEC. 31,                          YEAR ENDED JUNE 30,
                                           1999         -------------------------------------------------------------
                                        (UNAUDITED)       1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   11.74       $   12.37    $   12.22    $   11.97    $   11.99    $   11.74
                                       ---------       ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ...........        0.29            0.58         0.61         0.61         0.62         0.63
   Net realized and unrealized gains
      (losses) on investments ......       (0.49)          (0.34)        0.23         0.25        (0.02)        0.25
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations ...       (0.20)           0.24         0.84         0.86         0.60         0.88
                                       ---------       ---------    ---------    ---------    ---------    ---------

Less distributions:
   Dividends from net investment
      income .......................       (0.29)          (0.58)       (0.61)       (0.61)       (0.62)       (0.63)
   Distributions from net realized
      gains ........................          --           (0.29)       (0.08)          --           --           --
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total distributions ................       (0.29)          (0.87)       (0.69)       (0.61)       (0.62)       (0.63)
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of year .....   $   11.25       $   11.74    $   12.37    $   12.22    $   11.97    $   11.99
                                       ---------       ---------    ---------    ---------    ---------    ---------

Total return(A) ....................       (3.39%)(C)       1.81%        7.03%        7.36%        5.05%        7.75%
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net assets at end of year (000's) ..   $  58,044       $  62,737    $  69,289    $  70,816    $  75,938    $  71,393
                                       ---------       ---------    ---------    ---------    ---------    ---------

Ratio of net expenses to
   average net assets(B) ...........        0.75%(C)        0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ..............        5.03%(C)        4.72%        4.95%        5.05%        5.12%        5.35%

Portfolio turnover rate ............          63%(C)          26%          41%          33%          46%          29%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.78% and 0.77% for the periods ended December 31, 1999 and June 30, 1995, respectively.
(C)  Annualized.

See accompanying notes to financial statements.

20 - Countrywide Investments

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

=====================================================================================================================
                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          DEC. 31,                          YEAR ENDED JUNE 30,
                                           1999         -------------------------------------------------------------
                                        (UNAUDITED)       1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   11.74       $   12.37    $   12.22    $   11.97    $   12.00    $   11.74
                                       ---------       ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ...........        0.25            0.49         0.52         0.53         0.56         0.57
   Net realized and unrealized gains
      (losses) on investments ......       (0.49)          (0.34)        0.23         0.25        (0.03)        0.26
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations ...       (0.24)           0.15         0.75         0.78         0.53         0.83
                                       ---------       ---------    ---------    ---------    ---------    ---------

Less distributions:
   Dividends from net investment
      income .......................       (0.25)          (0.49)       (0.52)       (0.53)       (0.56)       (0.57)
   Distributions from net realized
      gains ........................          --           (0.29)       (0.08)          --           --           --
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total distributions ................       (0.25)          (0.78)       (0.60)       (0.53)       (0.56)       (0.57)
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of year .....   $   11.25       $   11.74    $   12.37    $   12.22    $   11.97    $   12.00
                                       ---------       ---------    ---------    ---------    ---------    ---------

Total return(A) ....................       (4.13%)(C)       1.05%        6.24%        6.65%        4.44%        7.31%
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net assets at end of year (000's) ..   $   4,132       $   4,740    $   5,215    $   4,639    $   3,972    $   4,165
                                       ---------       ---------    ---------    ---------    ---------    ---------

Ratio of net expenses to
   average net assets(B) ...........        1.50%(C)        1.50%        1.50%        1.42%        1.25%        1.25%

Ratio of net investment income to
   average net assets ..............        4.28%(C)        3.97%        4.20%        4.37%        4.62%        4.84%

Portfolio turnover rate ............          63%(C)          26%          41%          33%          46%          29%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.53% and 1.27% for the periods ended December 31, 1999 and June 30, 1995, respectively.
(C)  Annualized.

See accompanying notes to financial statements.

                                                    Countrywide Investments - 21

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
================================================================================

1. ORGANIZATION

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Countrywide Tax-Free Trust (the Trust). The Trust is
registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of interest income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each offer two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of each Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% for a one-year period and a distribution fee of up to 1% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements (Note 7).

22 - Countrywide Investments

================================================================================

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Tax-Free Money Fund and the California Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to the net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share (Note 7).

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

                                                    Countrywide Investments - 23

================================================================================

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 1999:

--------------------------------------------------------------------------------
                                                       TAX-FREE  OHIO INSURED
                                                     INTERMEDIATE  TAX-FREE
(000'S)                                                TERM FUND     FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ........................  $   687    $ 1,480
Gross unrealized depreciation ........................   (1,026)    (1,389)
                                                        -------    -------
Net unrealized appreciation ..........................  $  (339)   $    91
                                                        -------    -------
--------------------------------------------------------------------------------

The tax basis of portfolio investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of December 31, 1999, the Tax-Free Intermediate Term Fund had a capital loss carryforward for federal income tax purposes of $361,822, which expires on June 30, 2004. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distribution to shareholders.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended December 31, 1999:

--------------------------------------------------------------------------------
                                                       TAX-FREE  OHIO INSURED
                                                     INTERMEDIATE  TAX-FREE
(000'S)                                                TERM FUND     FUND
--------------------------------------------------------------------------------
Purchases of investment securities ..................   $10,014    $22,466
                                                        -------    -------
Proceeds from sales and maturities of
   investment securities ............................   $12,784    $19,380
                                                        -------    -------
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

The Chairman, President and certain other officers of the Trust are also officers of Countrywide Financial Services, Inc., or its subsidiaries which include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

24 - Countrywide Investments

================================================================================

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the six months ended December 31, 1999, the Adviser waived investment advisory fees of $19,415 for the Tax-Free Money Fund, $54,856 for the Ohio Tax-Free Money Fund, $39,160 for the Florida Tax-Free Money Fund, $10,671 for the Ohio Insured Tax-Free Fund, and $5,375 for the Tax-Free Intermediate Fund.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current net assets, of $2,500 per month from the Tax-Free Money Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund, $3,500 per month from the Florida Tax-Free Money Fund, and $4,000 per month from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $1,888 and $11,412 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the six months ended December 31, 1999. In addition, the Adviser collected $2,318 and $552 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

                                                    Countrywide Investments - 25

================================================================================

CUSTODIAN AGREEMENTS

The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of December 31, 1999. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington Trust Company, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of December 31, 1999. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

5. CAPITAL SHARE  TRANSACTIONS

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

--------------------------------------------------------------------------------
                                      TAX-FREE INTERMEDIATE     OHIO INSURED
                                            TERM FUND           TAX-FREE FUND
--------------------------------------------------------------------------------
                                      SIX MONTHS   YEAR    SIX MONTHS    YEAR
                                        ENDED      ENDED      ENDED      ENDED
                                     DECEMBER 31, JUNE 30, DECEMBER 31, JUNE 30,
(000'S)                                  1999       1999       1999       1999
--------------------------------------------------------------------------------
CLASS A
Shares sold .........................      472      1,222      2,802     11,637
Shares reinvested ...................       78        154         95        287
Shares redeemed .....................     (930)    (1,729)    (3,081)   (12,181)
                                        ------     ------     ------     ------
Net increase (decrease) in
   shares outstanding ...............     (380)      (353)      (184)      (257)
Shares outstanding, beginning of year    4,405      4,758      5,343      5,600
                                        ------     ------     ------     ------
Shares outstanding, end of year .....    4,025      4,405      5,159      5,343
                                        ------     ------     ------     ------

CLASS C
Shares sold .........................       43        219          9         45
Shares reinvested ...................        6         14          7         22
Shares redeemed .....................     (121)      (234)       (53)       (85)
                                        ------     ------     ------     ------
Net increase (decrease) in
   shares outstanding ...............      (72)        (1)       (37)       (18)
Shares outstanding, beginning of year      426        427        404        422
                                        ------     ------     ------     ------
Shares outstanding, end of year .....      354        426        367        404
                                        ------     ------     ------     ------
--------------------------------------------------------------------------------

26 - Countrywide Investments

================================================================================

6.  PORTFOLIO COMPOSITION

As of December 31, 1999, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 94.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of December 31, 1999, 26.6% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, and 13.3% in the State of Illinois. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 1999, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 1999, 40.5% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 28.2% were rated AA/Aa, 29.8% were rated A/A and 1.5% were not rated.

As of December 31, 1999, 80.0% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 60.2% of its portfolio securities.

                                                    Countrywide Investments - 27

================================================================================

The concentration of investments for each Fund as of December 31, 1999, classified by revenue source, was as follows:

-------------------------------------------------------------------------------------------
                                      CALIFORNIA    OHIO     FLORIDA    TAX-FREE     OHIO
                            TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE INTERMEDIATE  INSURED
                             MONEY      MONEY      MONEY      MONEY       TERM     TAX-FREE
                              FUND       FUND       FUND       FUND       FUND       FUND
-------------------------------------------------------------------------------------------
General Obligations ......    11.1%       7.4%      18.3%       0.4%      16.8%      39.2%
Revenue Bonds:
   Industrial Development/
      Pollution Control ..    41.6%      29.2%      16.4%       2.9%       4.5%       5.0%
   Hospital/Health Care ..    12.8%       6.8%      18.4%      20.1%      22.7%      19.6%
   Utilities .............     8.7%      12.3%      15.0%      11.6%       7.9%      11.7%
   Bank & Financial ......      --         --        1.2%       5.3%        --         --
   Education .............     6.7%       9.5%       8.7%      11.7%      15.0%       8.4%
   Housing/Mortgage ......     6.1%       6.5%       3.8%      22.1%      10.7%       5.5%
   Economic Development ..     5.1%       6.4%       7.7%       1.8%       6.8%       1.4%
   Public Facilities .....     2.4%       0.2%       1.9%       5.3%       5.0%       6.2%
   Transportation ........      --        1.3%       2.6%        --        5.5%       3.0%
   Special Tax ...........      --         --         --         --        2.8%        --
   Leases ................      --        2.9%        --         --         --         --
   Miscellaneous .........     5.5%      10.4%       1.1%       6.5%       2.3%        --
   Commercial Paper ......      --        7.1%       4.9%      12.3%        --         --
                             -----      -----      -----      -----      -----      -----
Total ....................   100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                             -----      -----      -----      -----      -----      -----
-------------------------------------------------------------------------------------------

7. MAXIMUM OFFERING PRICE PER SHARE

Effective August 1, 1999, for accounts opened after July 31, 1999, the maximum offering price per share of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). Effective August 1, 1999, for all accounts, the maximum offering price per share of Class C shares of each Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

8. FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, each Fund designates its respective dividends paid from net investment income during the six months ended December 31, 1999, as "exempt-interest dividends."

28 - Countrywide Investments

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FIXED RATE REVENUE                                               COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 27.4%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      600    Massillon City, OH, Parks and Recreation GO BANS ...........     3.730%    01/14/00    $    600
       500    American Municipal Power Sys. Equipment BANS
                 (Distributive Generation Proj.) .........................     4.250     01/21/00         500
       571    American Municipal Power Sys. Impt. BANS
                 (Milan Village Proj.) ...................................     3.500     01/21/00         571
       500    Northern Ozaukee School Dist., WI, GO BANS .................     3.400     02/01/00         500
       395    Umatilla Indian Reservation Conferated Tribes GO, Ser. A ...     4.200     02/01/00         395
       700    North Hampton Village, OH, Sewer Sys. First Mtg
                 BANS, Ser. B ............................................     4.950     02/11/00         701
       180    Lewisville, TX, GO .........................................     5.000     02/15/00         180
       120    The Colony, TX, GO, Prerefunded @ 100 ......................     6.800     02/15/00         120
       475    American Municipal Power Sys. Impt. BANS
                 (Bradner Village Proj.) .................................     3.600     03/23/00         475
       250    Denver, CO, City and County COP, Ser. A ....................     4.100     05/01/00         250
       175    Greenville, SC, Hosp. Sys. Facs. Rev.,
                 Prerefunded @ 102 .......................................     7.000     05/01/00         180
       200    Campbell-Savona, NY, Central School Dist. GO ...............     4.650     06/15/00         201
       100    Brownsburg, IN, Multi-School Bldg. Corp. Rev ...............     9.750     07/01/00         103
       100    Washington St. Public Power Supply Sys. Rev.,
                 Ser. C (Nuclear Proj. No. 1), Prerefunded @ 102 .........     8.000     07/01/00         104
       100    Westmoreland Co., PA, Municipal Auth. Serv. Rev.,
                 Ser. M, Prerefunded @ 100 ...............................     7.250     07/01/00         102
       155    Aransas Pass, TX, GO .......................................     4.200     08/01/00         155
       200    Floresville, TX, Electric Light and Power Sys. Rev .........     5.570     08/15/00         202
       200    Johnson Co., KS, USD No. 233 GO ............................     5.500     09/01/00         202
       660    Westminster, CO, COP .......................................     3.800     09/01/00         660
       400    New Knoxville, OH, Waterworks Sys. BANS ....................     4.250     10/05/00         400
       450    Crestline, OH, Swimming Pool Impt. BANS ....................     4.470     11/16/00         451
       520    American Municipal Power Sys. Impt. BANS
----------       (Wellington Village Proj.) ..............................     4.300     12/15/00         520
                                                                                                     --------
$    7,551    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $7,590,217) ................................                           $  7,572
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 46.2%                                              RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      200    Illinois Health Fac. Auth. Rev., Ser. B (Elmhurst Hosp.) ...     4.800%    01/01/00    $    200
       590    Brooklyn Park, MN, IDR (Schmidt Proj.) .....................     5.700     01/07/00         590
       900    Eddyville, IA, IDR (Heartland Lysine, Inc.) ................     6.000     01/07/00         900
       200    Flint, MI, Hosp. Bldg. Auth. Rev., Ser. B
                 (Hurley Medical Center) .................................     5.500     01/07/00         200
       475    Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..................     5.700     01/07/00         475
       245    Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..................     5.950     01/07/00         245
       649    Franklin Park, IL, Rev., Ser. 1994 (A.M. Castle & Co. Proj.)     5.800     01/07/00         649
     1,395    Harvard, IL, Health Care Fac. Rev., Ser. 1998
                 (Harvard Memorial Hosp. Proj.) ..........................     5.750     01/07/00       1,395
       200    Hope, AR, IDR, Ser. A (Champion Parts, Inc. Proj.) .........     5.800     01/07/00         200

                                                    Countrywide Investments - 29

TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 46.2% (CONTINUED)                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      300    Illinois Dev. Fin. Auth. Rev. (Jewish Elderly Council) .....     5.500%    01/07/00    $    300
     1,080    Illinois Dev. Fin. Auth. Rev., Ser. 1992
                 (Uhlich Children's Home Proj.) ..........................     5.500     01/07/00       1,080
       500    Indiana Health Fac. Fin. Auth. Rev., Ser. 1997
                 (Capital Access Designated Pool) ........................     5.500     01/07/00         500
       200    Indiana Health Fac. Fin. Auth. Rev., Ser. 1998
                 (Capital Access Designated Pool) ........................     5.500     01/07/00         200
       700    Indiana St. Dev. Fin. Auth. Rev. (Lutheran High School) ....     5.600     01/07/00         700
       300    Iowa Fin. Auth. Rev. (Burlington Medical Center) ...........     5.550     01/07/00         300
       973    Kansas City, MO, IDR (A.M. Castle & Co. Proj.) .............     5.800     01/07/00         973
     1,255    Mankota, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) ........     5.850     01/07/00       1,255
       188    Rosemont, IL, IDR (A.M. Castle & Co. Proj.) ................     5.800     01/07/00         188
     1,100    Scio Twnp., MI, EDR ........................................     4.920     01/07/00       1,100
       500    Arapahoe Co., CO, Parkview Metro. Dist. GO .................     4.000     01/30/00         500
       800    Coppell, TX, IDR (Minyards Prop., Inc.) ....................     3.750     01/30/00         800
----------                                                                                           --------
$   12,750    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
----------    (Amortized Cost $12,750) ...................................                           $ 12,750
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    ADJUSTABLE RATE PUT BONDS-- 25.1%                                 RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      620    Lexington-Fayette Co., KY, Urban Govt. Rev
                 (Providence Montessori) .................................     3.750%    01/01/00    $    620
       525    Colorado Health Fac. Auth. Rev., Ser. 1998A
                 (AMC Cancer Center) .....................................     3.400     01/15/00         525
       580    Buckeye Tax-Exempt Mtg. Bond Trust .........................     3.900     02/01/00         578
       555    Corpus Christi, TX, IDR (Tex-Air Invest. Co. Proj.) ........     3.750     02/01/00         555
       260    Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ................     3.800     02/15/00         260
     1,200    Owensboro, KY, IDR, Ser. 1985 (Dart Container) .............     4.100     03/01/00       1,200
       270    Portage Co., OH, IDR (Neidlinger Proj.) ....................     3.900     03/01/00         270
       255    Summit Co., OH, IDR (Keltec Inc. Proj.) ....................     3.900     03/01/00         255
       500    Summit Co., OH, IDR (Struktol Co. America Proj.) ...........     3.900     03/01/00         500
       265    Summit Co., OH, IDR (Triscari Proj.) .......................     3.900     03/01/00         265
       140    Cuyahoga Co., OH, IDR (Halle Office Bldg.) .................     4.235     04/01/00         140
       120    Richland Co., OH, IDR (Robon Partnership Proj.) ............     4.000     04/01/00         120
       435    Summit Co., OH, IDR (L & W Mfg. Proj.) .....................     4.000     04/01/00         435
     1,000    Westmoreland Co., PA, IDR (White Consolidated Industries) ..     4.180     06/01/00       1,000
       200    Fairfield, OH, IDR (Skyline Chili) .........................     5.000     09/01/00         200
----------                                                                                           --------
$    6,925    TOTAL ADJUSTABLE RATE PUT BONDS
----------    (Amortized Cost $6,923) ....................................                           $  6,923
                                                                                                     --------
$   27,226    TOTAL INVESTMENT SECURITIES - 98.7%
----------    (Amortized Cost $27,263) ...................................                           $ 27,245

              OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% ...............                                361
                                                                                                     --------

              NET ASSETS - 100.0% ........................................                           $ 27,606
                                                                                                     --------

30 - Countrywide Investments

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 23.1%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      802    University of California, Regents COP, Ser. A ..............     3.350%    01/01/00    $    800
       200    California St. GO ..........................................     6.500     02/01/00         200
       125    California MFH HFA Rev., Ser. A ............................     3.450     02/01/00         125
       115    Palmdale, CA, Cmnty. Dev. Agcy. Residential Mtg ............
                 Rev., Ser. A ............................................     6.500     02/01/00         115
       250    Santa Clara Valley, CA, Water Dist. COP,
                 Prerefunded @ 102 .......................................     6.600     02/01/00         256
       250    California St. GO ..........................................     4.800     03/01/00         251
       100    Mesa, CA, Consolidated Water Dist. COP .....................     4.400     03/15/00         100
       100    California St. GO ..........................................     6.650     04/01/00         101
       350    California St. GO ..........................................     4.900     05/01/00         352
       160    Newman, CA, Wastewater Treatment Fac. COP ..................     4.000     05/01/00         160
       150    Northern California Trans. Rev., Ser. A,
                 Prerefunded @ 101.5 .....................................     7.000     05/01/00         154
     1,000    California St. Veterans GO .................................     3.200     06/01/00       1,000
       500    Riverside Co., CA, Trans. Comm. Sales Tax Rev., Ser. A .....     5.000     06/01/00         503
     1,500    Los Angeles Co., CA, School Pooled Fin. Prog. COP,
                 Ser. A ..................................................     4.000     06/30/00       1,503
       200    California Health. Fac. Fin. Auth. Rev., Ser. B
                 (Catholic Health Facs.) .................................     4.250     07/01/00         201
       500    Puerto Rico Commonwealth Public Impt. GO, Ser. B ...........     5.500     07/01/00         505
       165    Sacramento, CA, Utility Dist. Rev., Ser. 7 .................     5.000     07/01/00         166
       155    California Health. Fac. Fin. Auth. Rev. (Children's Hosp.),
                 Prerefunded @ 102 .......................................     6.500     07/01/00         160
       250    Los Angeles Co., CA, Trans. Comm. Sales Tax Rev.,
                 Ser. B ..................................................     5.600     07/01/00         253
       200    Los Angeles Co., CA, Trans. Comm. Sales Tax Rev.,
                 Ser. A (Proposition C) ..................................     5.500     07/01/00         202
       350    Southern California Rapid Trans. Dist. COP
                 (Workers Comp) ..........................................     7.625     07/01/00         357
     1,000    Fremont, CA, USD, Alameda Co.TRANS .........................     4.000     07/28/00       1,003
       255    Berkeley, CA, USD GO, Ser. D ...............................     8.250     08/01/00         261
       160    Long Beach, CA, USD GO, Ser. A .............................     7.500     08/01/00         164
       175    Santa Paula, CA, USD GO, Prerefunded @ 102 .................     7.200     08/01/00         184
       100    California St. Dept. of Veteran Affairs Home Purchase
                 Rev., Ser. A ............................................     6.450     08/01/00         102
       200    Castaic Lake, CA, Water Sys. Impt. Rev .....................     6.750     08/01/00         203
     1,040    Los Angeles Co., CA, Schools Regionalized Business
                 Svcs. Rev., Ser. A ......................................     0.000     08/01/00       1,017
       300    Paso Robles, CA, Joint USD COP .............................     4.500     08/01/00         302
       185    San Lorenzo, CA, USD COP ...................................     4.000     08/01/00         185
       110    San Marcos, CA, Public Fac. Auth. Tax Rev., Ser. A .........     4.500     08/01/00         111
       625    Corona, CA, Comnty Fac. Dist. Special Tax ..................     4.000     09/01/00         627
       320    Fontana, CA, Comnty Fac. Dist. Special Tax, Ser. A .........     4.000     09/01/00         321
       205    San Bernardino, CA, Joint Powers Fin. Auth. COP
                 (Police Station Proj.) ..................................     3.700     09/01/00         205
       100    San Francisco, CA, City & Co. COP ..........................     5.300     09/01/00         101

                                                    Countrywide Investments - 31

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 23.1% (CONTINUED)                      RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      165    Kern Co., CA, Capital Impt. Proj. COP ......................     4.000%    11/01/00    $    165
       590    Santa Ana, CA, Cmnty Redevelopment Agcy. Tax
----------       Allocation, Ser. B, Prerefunded @ 102 ...................     6.500     12/15/00         615
$   12,952    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                    --------
----------    (Amortized Cost $13,078) ...................................                           $ 13,030
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 65.5%                                              RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    2,100    Newport Beach, CA, Rev., Ser. B (Hoag Memorial Hosp.) ......     4.400%    01/01/00    $  2,100
     1,500    Newport Beach, CA, Rev., Ser. C (Hoag Memorial Hosp.) ......     4.000     01/01/00       1,500
     2,000    ABAG Fin. Auth. Nonprofit Corps. MFH Rev., Ser. A ..........     5.400     01/07/00       2,000
     2,000    ABN AMRO Munitops Trust Cert. (San Diego, CA) ..............     5.390     01/07/00       2,000
     2,000    ABN AMRO Munitops Trust Cert., Ser. 1999-7 (LA USD) ........     5.440     01/07/00       2,000
       290    Alameda Co., CA, IDR (BAT Properties LLC Proj.) ............     5.250     01/07/00         290
     2,100    Alameda Co., CA, IDR (Meskimen Family Proj.) ...............     4.450     01/07/00       2,100
       300    Alameda Co., CA, IDR, Ser. A (Tool Family Partnership) .....     4.450     01/07/00         300
     3,000    California Educ. Fac. Auth. Rev.(Foundation for Educ.) .....     5.150     01/07/00       3,000
       600    California St. EDR, Ser. A (Joseph Schmidt Proj.) ..........     5.250     01/07/00         600
       220    California Statewide Cmntys. Dev. Auth. Apt. Dev. Rev ......
                 (Jaygee Realty Proj.) ...................................     5.050     01/07/00         220
       520    California Statewide Cmntys. Dev. Corp. Rev ................
                 (Michigan Hanger) .......................................     5.050     01/07/00         520
     1,100    California Statewide Cmntys. Dev. Corp. Rev ................
                 (Whispering Winds) ......................................     5.000     01/07/00       1,100
     1,500    Hanford, CA, Sewer Rev., Ser A .............................     5.300     01/07/00       1,500
       300    Huntington Park, CA, Public Fin. Auth. Lease Rev., Ser. A
                 (Parking Proj.) .........................................     4.900     01/07/00         300
     1,700    Orange, CA, IDR (Control Air Conditioning) .................     5.150     01/07/00       1,700
       300    Orange, CA, Special Fin. Auth. Rev., Ser. B (Teeter Plan) ..     5.000     01/07/00         300
     1,000    San Bernardino Co., CA, Capital Impt. Refinancing Proj. Rev      5.300     01/07/00       1,000
     1,300    San Bernardino Co., CA, COP ................................     5.150     01/07/00       1,300
       900    San Bernardino, CA, IDR (LaQuinta Motor Inns) ..............     5.450     01/07/00         900
     2,250    San Diego Co., CA, IDR (Apogee Enterprises Inc.) ...........     5.675     01/07/00       2,250
     3,400    San Rafael, CA, IDR, Ser. 1984 (Phoenix American) ..........     5.500     01/07/00       3,400
       500    Santa Paula, CA, Public Fin. Auth. Lease Rev ...............
                 (Water Sys. Acquisition Proj.) ..........................     5.000     01/07/00         500
     1,600    Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) .............     5.100     01/07/00       1,600
       400    California PCR Fin. Auth., Ser. 1983 (Southdown, Inc.) .....     3.900     01/30/00         400
     3,100    California PCR Fin. Auth., Ser. 1983 (Southdown, Inc.) .....     3.900     01/30/00       3,100
       600    Montebello, CA, IDR (Sunclipse, Inc. Proj.) ................     3.500     01/30/00         600
       500    Riverside, CA, IDR Issue A (Sunclipse, Inc. Proj.) .........     3.500     01/30/00         500
----------                                                                                           --------
$   37,080    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
----------    (Amortized Cost $37,080) ...................................                           $ 37,080
                                                                                                     --------

32 - Countrywide Investments

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    COMMERCIAL PAPER-- 10.6%                                          RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    2,000    Modesto, CA, Irrigation Dist. COP (Capital Impt. Proj.) ....     3.650%    01/12/00    $  2,000
     2,000    State of California GO .....................................     3.650     01/19/00       2,000
     2,020    California St. Dept. of Water Resources Rev ................     3.600     02/01/00       2,020
----------                                                                                           --------
$    6,020    TOTAL COMMERCIAL PAPER
----------    (Amortized Cost $6,020) ....................................                           $  6,020
                                                                                                     --------

$   56,052    TOTAL INVESTMENT SECURITIES-- 99.2%
----------    (Amortized Cost $56,178) ...................................                           $ 56,130

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ...............                                458
                                                                                                     --------

              NET ASSETS-- 100.0% ........................................                           $ 56,588
                                                                                                     --------

See accompanying notes to financial statements and notes to portfolios of investments.

                                                    Countrywide Investments - 33

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 29.6%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      748    Lima, OH, Land Acquisition GO BANS (River Corridor Proj.) ..     3.600%    01/12/00    $    748
       660    Worthington, OH, CSD School Impt. GO BANS, Ser. 1999 .......     3.440     01/13/00         660
     5,000    American Municipal Power Sys. Impt. Equipment BANS
                 (Distributive Generation Proj.) .........................     4.250     01/21/00       5,000
     1,335    Marysville, OH, Various Purpose GO BANS ....................     3.410     01/27/00       1,335
       500    North Ridgeville, OH,Water Sys. Impt. GO BANS ..............     3.600     02/01/00         500
     1,120    Marion Co., OH, Various Purpose GO BANS ....................     3.500     02/08/00       1,120
       486    Maple Heights, OH, CSD Energy Conservation Impt ............
                 GO BANS, Ser. 1999 ......................................     4.000     02/11/00         486
       975    Ottawa Co., OH, Regional Water Sys. Impt. GO BANS ..........     3.500     02/16/00         975
     1,000    Mason, OH, CSD School Impt. GO BANS, Ser. 1999 .............     3.380     02/17/00       1,001
       765    Ottawa Co., OH, Port Auth. Fac. Impt. GO BANS ..............     3.550     02/21/00         765
     3,000    Kings, OH, LSD Impt. GO BANS Ser. 1999 .....................     4.190     03/01/00       3,004
       600    North Ridgeville, OH, Road Impt. GO BANS, Ser. 1999
                 (Bainbridge Proj.) ......................................     3.600     03/02/00         600
       800    Salem, OH, CSD School Impt. GO BANS, Ser. 1999 .............     3.460     03/03/00         800
     3,267    Barnesville, OH, Exempted Village School Dist. Impt ........
                 GO BANS, Ser. 1999 ......................................     4.200     03/15/00       3,272
     1,000    Marysville, OH, Various Purpose GO BANS ....................     3.360     03/16/00       1,001
     2,000    American Municipal Power Sys. Impt. BANS
                 (St. Mary's Proj.) ......................................     3.550     03/23/00       2,000
       300    New Knoxville, OH, School Construction GO BANS .............     4.510     03/23/00         301
     2,200    American Municipal Power Sys. Impt. BANS
                 (Lodi Village Proj.) ....................................     3.400     03/24/00       2,200
     1,400    American Municipal Power Sys. Impt. BANS
                 (Genoa Village Proj.) ...................................     3.600     03/28/00       1,400
       850    Genoa, OH, Water Sys. Impt. GO BANS ........................     3.400     03/30/00         850
       700    Franklin Co., OH, Dev. Ref. Rev., Ser. 1983
                 (American Chemical Society Proj.) .......................     5.500     04/01/00         703
       700    Brook Park, OH, Street Impt. GO BANS .......................     3.500     04/07/00         700
     1,060    Marysville, OH, Various Purpose GO BANS ....................     3.460     04/13/00       1,061
     1,150    Marysville, OH, Various Purpose GO BANS ....................     3.590     04/13/00       1,151
     2,000    Sandusky, OH, Various Purpose GO BANS ......................     3.875     04/13/00       2,003
     2,325    Marysville, OH, Various Purpose GO BANS ....................     4.059     04/15/00       2,327
       500    Franklin Co., OH, Rev. (Online Computer Library Proj.) .....     5.500     04/15/00         501
     4,300    Hebron, OH, Sanitary Sewer Sys. Rev ........................     4.000     04/17/00       4,307
     1,000    Ohio St. Highway Impt. GO, Ser. C ..........................     4.000     05/01/00       1,001
     1,500    Mentor, OH, Exempted Village School Dist ...................
                 GO BANS, Ser. 1999 ......................................     3.380     05/04/00       1,500
     3,000    Cincinnati, OH, CSD GO BANS ................................     3.900     05/12/00       3,005
     1,500    Ross Co., OH, Bldg. Auth. Acquisition GO BANS ..............     3.300     05/17/00       1,500
     1,100    Williard City, OH, Street Impt. GO BANS ....................     3.650     05/25/00       1,101
     2,740    Ohio St. Water Dev. Auth. Impt. Rev ........................     5.400     06/01/00       2,762
     1,040    Ohio St. Water Dev. Auth. Impt. Rev ........................     5.000     06/01/00       1,046
       450    Springboro, OH, GO BANS (South Main Street) ................     3.660     06/01/00         450
     1,100    Marysville, OH, GO BANS (Phase II Notes) ...................     3.880     06/15/00       1,101
     2,450    Maryville, OH, Various Purpose GO BANS .....................     3.660     06/15/00       2,453
     1,645    Marysville, OH GO (Acquisition Notes) ......................     3.920     06/15/00       1,647

34 - Countrywide Investments

OHIO TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 29.6% (CONTINUED)                      RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    2,755    Obetz, OH, Various Purpose GO BANS .........................     3.700%    06/15/00    $  2,757
     1,000    American Municipal Power Sys. Impt. BANS
                 (Village of New Breman Proj.) ...........................     3.700     06/16/00       1,000
     1,250    American Municipal Power Sys. Impt. BANS
                 (Deshler, OH, Proj.) ....................................     4.000     06/16/00       1,250
     5,726    Meigs, OH, LSD Impt. GO BANS ...............................     4.770     06/20/00       5,738
     3,000    East Muskingum, OH, Water Auth. Rev. BANS ..................     4.320     06/22/00       3,004
     2,350    American Municipal Power Sys. Impt. BANS
                 (Montpelier Village Proj.) ..............................     4.000     07/13/00       2,350
     6,997    Morgan, OH, LSD Impt. GO BANS Ser. 1999 ....................     4.520     07/14/00       7,005
       520    Allen Co., OH, BANS Ser. 1999 ..............................     4.300     07/20/00         522
     2,000    Niles City, OH, Water Line Impt. BANS ......................     4.150     07/20/00       2,003
     1,800    American Municipal Power Sys. Impt. BANS
                 (Wapakoneta Proj.) ......................................     3.750     07/27/00       1,800
     1,445    Cuyahoga Co., OH, Hosp. Rev. (Meridia Health Sys.),
                 Prerefunded @ 102 .......................................     7.250     08/15/00       1,494
     6,000    American Municipal Power Sys. Impt. BANS
                 (City of Bryan Proj.) ...................................     3.900     08/25/00       6,000
     1,200    Lisbon, OH, Exempted Village School Dist. Impt .............
                 GO BANS, Ser. 1999 ......................................     3.800     08/31/00       1,200
     1,265    Lorain Co., OH, Hosp. Fac. Rev .............................
                 (Catholic Healthcare Partners) ..........................     4.000     09/01/00       1,267
       900    Springboro, OH, Street Impt. GO BANS .......................     3.960     09/07/00         902
     2,000    Springdale, OH, Street Impt. GO BANS .......................     3.800     09/14/00       2,000
       700    Lorain Co., OH, Various Purpose GO BANS, Ser. 1999 .........     4.000     09/15/00         701
     4,574    Lorain Co., OH, Various Purpose GO BANS, Ser. 1999 .........     4.000     09/15/00       4,583
     1,795    Bluffton Village, OH, Water Sys. Rev. BANS .................     4.450     10/26/00       1,801
     2,200    American Municipal Power Sys. Impt. BANS
                 (Pioneer Village Proj.) .................................     4.200     11/02/00       2,200
       600    Marysville, OH, Various Purpose GO BANS, Ser. F ............     4.210     11/16/00         601
     2,075    Belmont Co., OH, Sanitary Sewer Impt. GO BANS ..............     4.210     11/21/00       2,080
     2,000    American Municipal Power Sys. Impt. BANS
                 (Bowling Green, OH Proj.) ...............................     4.100     12/01/00       2,000
     4,000    American Municipal Power Sys. Impt. BANS
                 (Shelby Proj.) ..........................................     4.300     12/01/00       4,000
       400    Cincinnati, OH, GO .........................................     4.500     12/01/00         402
     1,000    Springboro, OH, Various Purpose GO BANS, Ser. 1999 .........     4.260     12/07/00       1,002
       940    Clermont Co., OH, Road Impt. GO BANS .......................     4.300     12/14/00         942
----------                                                                                           --------
$  118,758    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $119,132) ..................................                           $118,941
                                                                                                     --------

                                                    Countrywide Investments - 35

OHIO TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON   MATURITY       VALUE
   (000'S)    DEMAND NOTES-- 57.9%                                              RATE      DATE        (000'S)
-------------------------------------------------------------------------------------------------------------
$    3,700    Cincinnati & Hamilton Co., OH, Port Auth. EDR
                 (Kenwood Office Assoc. Proj.) ...........................     4.500%    01/01/00    $  3,700
     7,785    Cuyahoga Co., OH, Econ. Dev. Rev ...........................
                 (The Cleveland Orchestra Proj.) .........................     4.750     01/01/00       7,785
       900    Cuyahoga Co., OH, Hosp. Impt. Rev ..........................
                 (University Hosp. Of Cleveland) .........................     4.700     01/01/00         900
       100    Cuyahoga Co., OH, Hosp. Rev.(Cleveland Clinic) .............     4.800     01/01/00         100
     6,250    Ohio St. Air Quality Dev. Auth. Rev. (CG&E) ................     4.750     01/01/00       6,250
       600    Ohio St. Air Quality Dev. Auth. Rev. (CG&E) Ser. 1985A .....     4.500     01/01/00         600
       750    Ohio St. Air Quality Dev. Auth. Rev. (CG&E) Ser. 1985B .....     4.500     01/01/00         750
       500    Ohio St. Air Quality Dev. Auth. Rev. (Mead Corp.) ..........     4.700     01/01/00         500
     1,600    Ohio St. PCR (Sohio Air Proj.) .............................     4.800     01/01/00       1,600
     1,210    Ohio St. PCR (Sohio Water Proj.) ...........................     4.800     01/01/00       1,210
       375    Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev ...........
                 (Visiting Nurse Svcs. Proj.) ............................     5.550     01/07/00         375
     7,000    ABN AMRO Munitops Trust Cert. 1998-I8
                 (Cleveland Water Works) .................................     5.580     01/07/00       7,000
     3,200    Ashtubula Co., OH, Hosp. Fac. Rev., Ser. 1995
                 (Ashtubula Co. Med. Ctr. Proj.) .........................     5.470     01/07/00       3,200
     3,055    Butler Co., OH, Hosp. Fac. Rev. Ser. 1998A
                 (Berkeley Square Retirement Ctr. Proj.) .................     5.550     01/07/00       3,055
       930    Centerville, OH, Health Care Rev. (Bethany Memorial) .......     5.550     01/07/00         930
     6,311    Clermont Co., OH, Hosp. Fac. Rev. Ser. B
                 (Mercy Health Sys.) .....................................     5.750     01/07/00       6,311
     8,285    Cleveland, OH, Waterworks Rev., Ser. 58 ....................     5.560     01/07/00       8,285
     1,600    Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) .......     5.550     01/07/00       1,600
     7,000    Clinton Co., OH, Hosp. Rev. (Ohio Hospital Cap., Inc.) .....     5.600     01/07/00       7,000
       400    Columbus, OH, GO, Ser. 1 ...................................     5.300     01/07/00         400
     2,170    Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
                 (United Cerebral Palsy Assoc.) ..........................     5.600     01/07/00       2,170
     2,000    Cuyahoga Co., OH, IDR Ser. 1989 (Motch Corp. Proj.) ........     5.700     01/07/00       2,000
       845    Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.) ...............     5.600     01/07/00         845
     1,795    Defiance Co., OH, IDR (Isaac Property Proj.) ...............     5.600     01/07/00       1,795
     3,500    Delaware Co., OH, Health Care Fac. Rev., Ser. 1998
                 (Sarah Moore Home Proj.) ................................     5.610     01/07/00       3,500
       800    Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ..........     5.600     01/07/00         800
     2,080    Erie Co., OH, IDR (Toft Dairy, Inc.) .......................     5.600     01/07/00       2,080
     2,300    Franklin Co., OH, EDR (Dominican Sisters) ..................     5.600     01/07/00       2,300
     3,685    Franklin Co., OH, EDR, Ser. 1998
                 (Unity Resource Center Proj.) ...........................     5.600     01/07/00       3,685
     1,215    Franklin Co., OH, Health Care Fac. Rev .....................
                 (Lifeline Organ Procurement) ............................     5.600     01/07/00       1,215
     4,145    Franklin Co., OH, Hosp. Rev. (U.S. Health Corp.) ...........     5.400     01/07/00       4,145
     2,000    Franklin Co., OH, IDR (Alco Standard Corp.) ................     5.450     01/07/00       2,000
       400    Franklin Co., OH, IDR (Columbus College) ...................     5.500     01/07/00         400
     1,115    Franklin Co., OH, IDR (Ohio Girl Scouts) ...................     5.500     01/07/00       1,115
       564    Franklin Co., OH, IDR Ser. D (Kindercare) ..................     5.500     01/07/00         564
     1,900    Geauga Co., OH Health Care Fac. Rev., Ser. 1998A
                 (Heather Hill Proj.) ....................................     5.560     01/07/00       1,900
     1,120    Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ...     5.600     01/07/00       1,120

36 - Countrywide Investments

OHIO TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 57.9% (CONTINUED)                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    5,000    Hamilton Co., OH, Fac. Rev., Ser. 1997A
                 (Episcopal Retirement Homes) ............................     5.500%    01/07/00    $  5,000
     1,079    Hamilton Co., OH, EDR, Ser. 1995
                 (Cincinnati Assoc. for the Performing Arts) .............     5.550     01/07/00       1,079
       100    Hamilton Co., OH, Hosp. Fac. Rev., Ser. F
                 (Health Alliance of Greater Cincinnati) .................     5.350     01/07/00         100
     1,060    Hamilton Co., OH, Health Care Fac. Rev .....................
                 (Aloysius Orphanage Proj.) ..............................     5.600     01/07/00       1,060
       400    Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997B
                 (Health Alliance of Greater Cincinnati) .................     5.350     01/07/00         400
     3,000    Hamilton OH, MFH Rev., Ser. A (Knollwood Village Apts.) ....     5.470     01/07/00       3,000
     2,000    Hamilton OH, MFH Rev. (Knollwood Village Apts.) ............     5.470     01/07/00       2,000
     2,690    Hancock Co., OH, MFM Rev., Ser. A
                 (Crystal Glen Apts. Proj. Phase II) .....................     5.470     01/07/00       2,690
       375    Hudson Village, OH, IDR, Ser. A (Kindercare) ...............     5.500     01/07/00         375
       725    Huron Co., OH, Rev. (Norwalk Furniture Corp.) ..............     5.600     01/07/00         725
     6,805    Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996
                 (Lima Memorial Hosp.) ...................................     5.600     01/07/00       6,805
       494    Lorain Co., OH, IDR, Ser. C (Kindercare) ...................     5.000     01/07/00         494
     1,875    Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ..................     5.600     01/07/00       1,875
       250    Lucas Co., OH, Rev. (Sunshine Children's Home) .............     5.550     01/07/00         250
       935    Lucas Co., OH, IDR, Ser. D (Kindercare) ....................     5.500     01/07/00         935
       360    Lucas Co., OH, IDR (Associates Proj.) ......................     5.600     01/07/00         360
     1,900    Mahoning Co., OH, Health Care Fac. Rev .....................
                 (Copeland Oaks) .........................................     5.470     01/07/00       1,900
     1,365    Mahoning Co., OH, Health Care Fac. Rev .....................
                 (Ohio Heart Institute) ..................................     5.500     01/07/00       1,365
       330    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......     5.470     01/07/00         330
     1,540    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......     5.470     01/07/00       1,540
       590    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......     5.470     01/07/00         590
       300    Medina, OH, IDR (Kindercare) ...............................     5.500     01/07/00         300
       800    Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) .............     5.600     01/07/00         800
       287    Middletown, OH, IDR, Ser. A (Kindercare) ...................     5.500     01/07/00         287
       945    Monroe, OH, IDR, Ser. 1985 (Magnode Corp.) .................     4.700     01/07/00         945
     2,000    Montgomery Co., OH, EDR (Dayton Art Institute) .............     5.400     01/07/00       2,000
       360    Montgomery Co., OH, Health Care Rev., Ser. A
                 (Dayton Area MRI Consortium) ............................     5.600     01/07/00         360
     3,360    Montgomery Co., OH, Health Care Rev ........................
                 (Comm. Blood Ctr. Proj.) ................................     5.500     01/07/00       3,360
       340    Montgomery Co., OH, IDR (Kindercare) .......................     5.500     01/07/00         340
     3,600    Montgomery Co., OH, Ltd., Oblig. Rev., Ser. 1996
                 (St. Vincent de Paul Proj.) .............................     5.500     01/07/00       3,600
     1,000    Morrow Co., OH, IDR (Field Container Corp.) ................     5.550     01/07/00       1,000
     4,800    Ohio St. EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.) .     4.850     01/07/00       4,800
     4,800    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin. ) .............     5.500     01/07/00       4,800
     4,100    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin. ) .............     5.500     01/07/00       4,100
     4,300    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin. ) .............     5.500     01/07/00       4,300
     3,500    Ohio St. Higher Educ. Fac. Rev. (Kenyon College Proj.) .....     5.400     01/07/00       3,500
     3,100    Ohio St. Higher Educ. Fac. Rev. (Kenyon College Proj.) .....     5.400     01/07/00       3,100
     5,000    Ohio St. Univ. Gen. Rec. Rev., Ser. 1999B ..................     5.600     01/07/00       5,000

Countrywide Investments - 37

OHIO TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 57.9% (CONTINUED)                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      590    Ohio St. IDR, Ser. 1994 (A.M. Castle & Co. Proj.) ..........     5.800%    01/07/00    $    590
    10,465    Ohio St. Turnpike Rev., Ser. 71 ............................     5.560     01/07/00      10,465
     5,000    Ohio St. Univ. Gen. Rec. Rev., Ser. 1999B2 .................     5.400     01/07/00       5,000
     1,200    Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.) ..........     5.650     01/07/00       1,200
       650    Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orville Hosp.) ...     5.500     01/07/00         650
     1,780    Ottawa Co., OH, Hosp. Fac. Rev .............................
                 (Luther Home of Mercy Proj.) ............................     5.550     01/07/00       1,780
       315    Pike Co., OH, EDR (Pleasant Hill) ..........................     5.470     01/07/00         315
       800    Rickenbacker, OH, Port. Auth. Rev ..........................
                 (Rickenbacker Holdings, Inc.) ...........................     5.500     01/07/00         800
     5,555    Sharonville, OH, IDR (Duke Realty Proj.) ...................     5.500     01/07/00       5,555
       437    Stark Co., OH IDR, Ser. D (Kindercare) .....................     5.500     01/07/00         437
     1,814    Summit Co., OH, Health Care Fac. Rev., Ser. 1997
                 (Evant, Inc. Proj.) .....................................     5.550     01/07/00       1,814
     3,400    Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.) ........     5.600     01/07/00       3,400
     1,770    Summit Co., OH, IDR (Bowery Assoc.) ........................     5.500     01/07/00       1,770
       475    Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.) ............     5.500     01/07/00         475
     4,320    Trumbull Co., OH, Health Care Fac. Rev .....................
                 (Shepherd of the Valley) ................................     5.470     01/07/00       4,320
     3,995    Univ. of Akron, OH, Gen. Rec., Ser. 165 ....................     5.560     01/07/00       3,995
     1,270    Village of Andover, OH, Health Care Fac. Rev. Ser. 1996
                 (D & M Realty Proj.) ....................................     5.470     01/07/00       1,270
       375    Wadsworth, OH, IDR (Kindercare) ............................     5.500     01/07/00         375
     1,600    Warren Co., OH, IDR (Liquid Container Proj.) ...............     5.550     01/07/00       1,600
     1,300    Westlake, OH, IDR (Nordson Co.) ............................     5.600     01/07/00       1,300
       800    Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ...........     5.600     01/07/00         800
       600    Columbus, OH, Elec. Sys. Rev ...............................     3.650     01/30/00         600
     3,715    Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ...............     4.500     01/30/00       3,715
     3,700    Delaware Co., OH, IDR, (Radiation Sterilizers, Inc.) .......     4.050     01/30/00       3,700
       200    Franklin Co., OH, IDR (BOA Ltd. Proj.) .....................     4.250     01/30/00         200
     1,200    Franklin Co., OH, IDR (Jacobsen Stores) ....................     4.250     01/30/00       1,200
     1,565    Franklin Co., OH, IDR (Capitol South) ......................     4.250     01/30/00       1,565
     1,400    Hamilton Co., OH, IDR (ADP System) .........................     3.700     01/30/00       1,400
     2,800    Muskingum Co., OH, IDR (Elder-Beerman) .....................     4.150     01/30/00       2,800
       500    Ohio St. Environmental Impt. Rev. (U.S. Steel Corp. Proj.) .     4.150     01/30/00         500
----------                                                                                           --------
$  232,241    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
----------    (Amortized Cost $232,241) ..................................                           $232,241
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    ADJUSTABLE RATE PUT BONDS-- 6.8%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    4,000    Ohio St. Air Quality Dev. Auth. Rev. (Duquesne) ............     3.900%    01/19/00    $  4,000
       590    Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.) ...........     3.650     03/01/00         590
     4,760    Cuyahoga Co., OH, IDR (Halle Office Building) ..............     4.235     04/01/00       4,760
     1,345    Clermont Co., OH, EDR (John Q. Hammons Proj.) ..............     4.000     05/01/00       1,345
       550    Franklin Co., OH, IDR (GSW Proj.) ..........................     3.850     05/01/00         550
     2,925    Ohio St. HFA MFH (Lincoln Park) ............................     3.900     05/01/00       2,925
     3,425    Richland Co., OH, IDR (Mansfield Sq. Proj.) ................     4.050     05/15/00       3,425

38 - Countrywide Investments

OHIO TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    ADJUSTABLE RATE PUT BONDS-- 6.8% (CONTINUED)                      RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      455    Cuyahoga Co., OH, Health Care Rev., Ser. A
                 (Cleveland Neighborhood) ................................     4.050%    06/01/00    $    455
     3,410    Franklin Co., OH, IDR (Leveque & Assoc. Proj.) .............     4.000     06/01/00       3,410
       975    Scioto Co., OH, Health Care Rev. (Hillview Retirement) .....     4.000     06/01/00         975
       880    Gallia Co., OH, IDR (Jackson Pike Assoc.) ..................     4.100     06/15/00         880
       185    Cincinnati and Hamilton Co., OH, Port. Auth. Rev ...........
                 (Bethesda One Ltd. Proj.) ...............................     3.600     08/01/00         185
     2,470    Perry Co., OH, Nursing Fac. Rev., Ser. 1996
                 (New Lexington Health Corp. Proj.) ......................     3.700     09/01/00       2,470
     1,155    Miami Valley, OH, Tax-Exempt Mtg. Rev., Ser. 86 ............     4.880     10/15/00       1,155
----------                                                                                           --------
$   23,500    TOTAL ADJUSTABLE RATE PUT BONDS
----------    (Amortized Cost $27,132) ...................................                           $ 27,125
                                                                                                     --------

              COMMERCIAL PAPER -- 4.9%
    10,000    Montgomery Co., OH, (Miami Valley Hosp.) ...................     3.850     01/10/00      10,000
       500    Montgomery Co., OH, (Miami Valley Hosp.) ...................     3.900     01/24/00         500
     4,000    Lorain Co., OH, (Catholic Health Care) .....................     3.500     01/26/00       4,000
     5,000    Lorain Co., OH, (Catholic Health Care) .....................     3.850     02/10/00       5,000
----------                                                                                           --------
$   19,500    TOTAL COMMERCIAL PAPER
----------    (Amortized Cost $19,500) ...................................                           $ 19,500
                                                                                                     --------

$  393,999    TOTAL INVESTMENTS AT VALUE-- 99.2%
----------    (Amortized Cost $398,005) ..................................                           $397,807

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ...............                              3,310
                                                                                                     --------
              NET ASSETS-- 100.0% ........................................                           $401,117
                                                                                                     --------

                                                    Countrywide Investments - 39

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 19.0%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      100    Dade Co., FL, GO, Ser. H ...................................     6.600%    06/01/00    $    101
       500    Florida St. Board Education Capital Outlay GO, Ser. A ......     7.000     06/01/00         507
       125    Florida St. Board Education Capital Outlay GO, Ser. A,
                 Prerefunded @ 102 .......................................     7.250     06/01/00         130
       600    Palm Beach Co., FL, Criminal Justice Facs. Rev.,
                 Prerefunded @ 102 .......................................     7.250     06/01/00         624
     1,000    Miami-Dade Co., FL, School Dist. TANS ......................     4.000     06/28/00       1,003
       500    Brevard Co., FL, School Dist. TANS .........................     4.000     06/30/00         501
       500    First Florida Governmental Fin. Commission, Rev., Ser. C ...     5.900     07/01/00         505
     1,000    Florida St. Div. Board Fin. Dept. Gen. Services, Rev.,
                 Ser. B (Environmental Protection) .......................     4.500     07/01/00       1,004
       500    Seminole Co., FL, School Dist. TANS ........................     4.000     07/28/00         502
       500    Lee Co., FL, School Board COP, Ser. A ......................     6.200     08/01/00         508
----------                                                                                           --------
$    5,325    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $5,410) ....................................                           $  5,385
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 67.3%                                              RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      500    Collier Co., FL, Health Fac. Auth. Hosp. Rev ...............
                 (Cleveland Clinic) ......................................     4.700%    01/01/00    $    500
       500    Illinois Health Fac. Auth. Rev., Ser. A
                 (Elmhurst Memorial Health) ..............................     4.800     01/01/00         500
       300    Ohio St. Air Quality Dev. Auth., Rev., Ser. A (CG&E) .......     4.750     01/01/00         300
     2,000    ABN AMRO Munitops Trust Cert., Ser. 1998-8
                 (Dade Co., FL, Water & Sewer Sys. Rev.) .................     5.660     01/07/00       2,000
       700    ABN AMRO Munitops Trust Cert., Ser. 1998-9
                 (Florida Board of Educ.) ................................     5.660     01/07/00         700
     1,000    Broward Co., FL, HFA MFH Rev. (Waters Edge Proj.) ..........     4.900     01/07/00       1,000
       180    Florida HFA MFH Rev., Ser. EEE (Carlton Arms II Proj.) .....     5.350     01/07/00         180
       600    Florida Housing Fin. Corp. MFH Rev., (South Pointe Proj.) ..     4.700     01/07/00         600
     1,000    Gulf Breeze, FL, Rev. (Local Government Loan Prog.) ........     5.250     01/07/00       1,000
       500    Illinois Dev. Fin. Auth. Rev., Ser. 1992
                 (Uhlich Children's Home Proj.) ..........................     4.700     01/07/00         500
       400    Illinois Dev. Fin. Auth. Rev., Ser. 1995
                 (Uhlich Children's Home Proj.) ..........................     5.500     01/07/00         400
     1,000    Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.)     5.450     01/07/00       1,000
     1,150    Jacksonville, FL, Health Fac. Rev. (River Garden) ..........     5.100     01/07/00       1,150
       500    Jacksonville, FL, Rev. (YMCA Florida First Coast Proj.) ....     5.000     01/07/00         500
       500    Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) .     5.550     01/07/00         500
       900    Manatee Co., FL, HFA MFH Rev. (Harbour Proj. B) ............     5.550     01/07/00         900
       500    Orange Co., FL, Health Fac. Auth. Rev. (Adventist Sunbelt) .     5.400     01/07/00         500
       500    Orange Co., FL, HFA MFH Rev. (Post Lake Apts. Proj.) .......     5.500     01/07/00         500
     1,750    Palm Beach Co., FL, Rev. (Community Foundation Proj.) ......     5.350     01/07/00       1,750
       900    Palm Beach Co., Fl, Rev. (Henry Morrison Flagler Proj.) ....     5.350     01/07/00         900
       995    Pinellas Co., FL, Health Fac. Auth. Rev ....................     5.000     01/07/00         995
     1,100    Plant City, FL, Hosp. Rev. (South Florida Baptist Hosp.) ...     5.450     01/07/00       1,100

40 - Countrywide Investments

FLORIDA TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 67.3% (CONTINUED)                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      225    Putnam Co., FL, Dev. Auth. PCR, Ser. H-1
                 (Seminole Elec. Coop.) ..................................     5.550%    01/07/00    $    225
       900    St. Petersburg, FL, HFA Rev., Ser. 1997
                 (Menorah Manor Proj.) ...................................     5.400     01/07/00         900
       475    Volusia Co., FL, HFA MFH Rev., Ser. H (Sun Pointe Apts.) ...     5.200     01/07/00         475
----------                                                                                           --------
$   19,075    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
----------    (Amortized Cost $19,075) ...................................                           $ 19,075
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    ADJUSTABLE RATE PUT BONDS-- 2.1%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      600     Putnam Co., FL, Dev. Auth. PCR, Ser. 1984D
----------        (Seminole Elec. Coop.)
              (Amortized Cost $600) ......................................     3.800%    06/15/00    $    600
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    COMMERCIAL PAPER-- 12.3%                                          RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    1,500    Jacksonville FL., Electric System ..........................     3.750%    01/10/00    $  1,500
     2,000    Orlando FL., Utilities Commission (Water & Electric) .......     3.650%    01/18/00       2,000
----------                                                                                           --------
$    3,500    TOTAL COMMERCIAL PAPER
              (Amortized Cost $3,500) ....................................                           $  3,500
                                                                                                     --------

$   28,500    TOTAL INVESTMENTS AT VALUE-- 100.7%
----------    (Amortized Cost $28,585) ...................................                           $ 28,560

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.7)% .............                               (200)
                                                                                                     --------

              NET ASSETS-- 100.0% ........................................                           $ 28,360
                                                                                                     --------

See accompanying notes to financial statements and notes to portfolios of investments.

                                                    Countrywide Investments - 41

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    MUNICIPAL BONDS-- 98.2%                                           RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
              ARIZONA-- 3.2%
$      400    Arizona Educ. Loan Mkt. Corp. Rev., Ser. A .................     6.700%    03/01/00    $    401
       600    Maricopa Co., AZ, School Dist. Rev., Ser. 1991C
                 (Tempe Elem.) ...........................................     8.000     07/01/04         676
       300    Tucson, AZ, Water Dist. Rev ................................     9.750     07/01/10         406
                                                                                                     --------
                                                                                                        1,483
                                                                                                     --------
              CALIFORNIA-- 1.5%
       445    Sacramento Co., CA, MFH ARPB (Fairway One Apts.) ...........     5.875     02/01/03         445
       250    California HFA Multi-Unit Rental Rev., Ser. B ..............     6.500     08/01/05         258
                                                                                                     --------
                                                                                                          703
                                                                                                     --------
              COLORADO-- 0.6%
       300    Highland Ranch, CO, Metro. Dist. GO, Ser. A ................     5.000     12/01/10         282
                                                                                                     --------
              DISTRICT OF COLUMBIA-- 1.1%
       500    District of Columbia Rev. (Catholic University Proj.) ......     5.250     10/01/10         494
                                                                                                     --------
              FLORIDA-- 12.0%
       500    Florida HFA MFH ARPB, Ser. 1978B
                 (Hampton Lakes II Proj.) ................................     5.700     04/01/01         501
       750    Hillsborough Co., FL, Solid Waste Rev ......................     5.500     10/01/05         770
       455    Pensacola, FL, Airport Rev., Ser. 1997B ....................     5.400     10/01/07         462
     1,000    Pasco Co., FL, HFA MFH Rev., Ser. 1997B
                 (Cypress Trail Apts.) ...................................     5.500     06/01/08       1,003
     1,255    Florida HFA MFH Sr. Lien, Ser. I-1 .........................     6.100     01/01/09       1,288
     1,000    Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev.,
                 Ser. 1998A ..............................................     4.800     04/01/10         909
       365    Halifax Hosp. Medical Ctr.. FL, Health Care Fac. Rev.,
                 Ser. 1998A ..............................................     5.000     04/01/11         334
       365    Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev.,
                 Ser. 1998A ..............................................     5.000     04/01/12         330
                                                                                                     --------
                                                                                                        5,597
                                                                                                     --------
              INDIANA-- 5.6%
     1,000    Indiana Bond Bank Special Prog. Rev., Ser. A-1 .............     6.650     01/01/03       1,040
     1,000    Indiana Health Fac. Fin. Auth. Hosp. Rev ...................
                 (Clarian Health Partners) ...............................     6.000     02/15/05       1,035
       500    Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A .........     6.600     01/01/12         516
                                                                                                     --------
                                                                                                        2,591
                                                                                                     --------
              IOWA-- 2.3%
       120    Cedar Rapids, IA, Hosp. Fac. Rev ...........................
                 (St. Luke's Methodist Hosp.), Prerefunded @ 102 .........     6.000     08/15/03         127
       250    Iowa Student Loan Liquidity Corp. Rev ......................     6.400     07/01/04         262
       305    Iowa HFA Rev., Ser. A ......................................     6.500     07/01/06         311
       240    Iowa Student Loan Liquidity Corp. Rev ......................     6.600     07/01/08         253
       130    Cedar Rapids, IA, Hosp. Fac. Rev ...........................
                 (St. Luke's Methodist Hosp.) ............................     6.000     08/15/09         135
                                                                                                     --------
                                                                                                        1,088
                                                                                                     --------
              KENTUCKY-- 1.6%
       750    Kentucky St. Turnpike Auth. EDR (Revitalization Proj.) .....     5.250     07/01/05         763
                                                                                                     --------

42 - Countrywide Investments

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    MUNICIPAL BONDS-- 98.2% (CONTINUED)                               RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
              LOUISIANA-- 2.1%
$      500    West Ouachita Parish, LA, School Dist. GO, Ser. A ..........     6.700%    03/01/03    $    522
       440    Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana)     6.000     10/15/03         453
                                                                                                     --------
                                                                                                          975
                                                                                                     --------
              MASSACHUSETTS -- 3.2%
       500    New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A .........     6.500     09/01/02         520
       500    New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B .........     6.600     09/01/02         520
       445    Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997
                 (Hudner Assoc.) .........................................     5.000     01/01/08         442
                                                                                                     --------
                                                                                                        1,482
                                                                                                     --------
              MICHIGAN-- 1.0%
       450    Battle Creek, MI, EDR ARPB (Kellogg Co. Proj.) .............     5.125     02/01/09         445
                                                                                                     --------
              MISSISSIPPI-- 1.1%
       500    Mississippi Higher Educ. Rev., Ser. B ......................     6.100     07/01/01         509
                                                                                                     --------
              NEBRASKA-- 3.2%
       555    Nebraska Invest. Fin. Auth. Rev., Ser. 1989
                 (Foundation for Educ. Fund), Escrowed to Maturity .......     7.000     11/01/09         566
     1,000    Nebraska Gas Supply Rev., Ser. A
                 (American Public Energy Agcy.) ..........................     4.600     06/01/10         907
                                                                                                     --------
                                                                                                        1,473
                                                                                                     --------
              NEVADA-- 2.3%
     1,000    Las Vegas, NV, GO, Sewer Impt. Rev.,
                 Prerefunded @ 102 .......................................     6.500     04/01/02       1,056
                                                                                                     --------
              NEW YORK-- 1.1%
       500    New York Local Govt. Asst. Corp. Rev., Ser. 1991B,
                 Prerefunded @ 102 .......................................     7.000     04/01/01         525
                                                                                                     --------
              OHIO-- 39.6%
       500    Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.) .........     7.000     07/01/00         506
       370    Fairfield, OH, IDR ARPB (Skyline Chili, Inc.) ..............     5.000     09/01/00         370
       270    Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home),
                 Prerefunded @ 102 .......................................     7.000     07/01/01         284
     1,000    Allen Co., OH, EDR ARPB(Young Men's Christian Assoc.) ......     4.600     04/15/03         986
       835    Ohio St. EDR Ohio Enterprise Bond Fd .......................
                 (Smith Steelite Proj.) ..................................     5.600     12/01/03         849
       500    Hamilton Co., OH, Hosp. Fac. Rev ...........................
                 (Episcopal Retirement Home) .............................     6.600     01/01/04         519
       290    Ohio St. EDR Ohio Enterprise Bond Fd .......................
                 (Cheryl & Co.) ..........................................     5.500     12/01/04         295
     1,005    Franklin Co., OH, Health Care Rev ..........................
                 (First Comm. Village) ...................................     6.000     06/01/06       1,020
       530    Toledo, OH, GO .............................................     6.000     12/01/06         562
       710    Hamilton Co., OH, Health Care Fac. (Twin Towers) ...........     5.750     10/01/07         721
       500    Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ........     5.500     11/01/07         499
       674    Columbus, OH, Special Assessment GO ........................     5.050     04/15/08         662
       800    West Clermont, OH, LSD GO ..................................     6.150     12/01/08         842
     1,000    Franklin Co., OH, GO .......................................     5.450     12/01/09       1,014

                                                    Countrywide Investments - 43

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    MUNICIPAL BONDS-- 98.2% (CONTINUED)                               RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    1,000    Cuyahoga Co., OH, EDR, Ser. B (University School Proj.) ....     5.300%    12/01/09    $    995
     1,000    Cuyahoga Co., OH, Hosp. Rev.
                 (Fairview General & Lutheran Hosp.) .....................     6.250     08/15/10       1,047
       930    Hamilton Co., OH, Health Care Fac. Rev. (Twin Towers) ......     5.250     10/01/10         887
     1,000    Franklin Co., OH, Rev. (Online Computer Library Ctr.) ......     4.650     10/01/11         900
       275    Akron, OH, GO ..............................................     6.000     11/01/11         287
     1,000    Ohio St. University Rev., Ser. A ...........................     5.125     12/01/11         975
     1,000    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) ............     5.125     01/15/12         963
     1,000    Franklin Co., OH, Rev. (Online Computer Library Ctr.) ......     4.700     10/01/12         892
       520    Sycamore, OH, CSD COP ......................................     4.700     12/01/12         467
       615    Ohio St. University General Receipts Rev., Ser. A ..........     5.750     12/01/13         626
     1,365    Toledo, OH, GO .............................................     5.000     12/01/13       1,298
                                                                                                     --------
                                                                                                       18,466
                                                                                                     --------
              PENNSYLVANIA -- 1.7%
       250    Pennsylvania St. IDR, Ser. A, Prerefunded @ 102 ............     7.000     07/01/01         264
       500    Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev. .....     6.600     11/01/09         530
                                                                                                     --------
                                                                                                          794
                                                                                                     --------
              SOUTH CAROLINA -- 1.6%
       725    Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995
                 (Columbia Metro.) .......................................     6.000     01/01/08         749
                                                                                                     --------
              TENNESSEE-- 2.8%
       500    Nashville, TN, Metro. Airport Rev., Ser. C .................     6.625     07/01/01         523
       525    Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 .......     7.250     04/01/03         559
       250    Nashville & Davidson Co., TN, Health & Educ. Fac. Rev.,
                 Ser. A (Vanderbilt Univ.) ...............................     5.000     10/01/11         240
                                                                                                     --------
                                                                                                        1,322
                                                                                                     --------
              TEXAS-- 8.6%
       500    Houston, TX, Sr. Lien Rev., Ser. A
                 (Hotel Tax & Parking Fac.), Prerefunded @ 100 ...........     7.000     07/01/01         518
       500    N. Texas Higher Educ. Student Loan Rev., Ser. 1991A ........     6.875     04/01/02         512
        50    N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                 Indexed INFLOS, Prerefunded @ 102 .......................     6.000     05/15/02          53
       450    N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                 Indexed INFLOS ..........................................     6.000     05/15/08         472
       515    Robinson, TX, ISD GO .......................................     5.750     08/15/10         533
       490    Dallas, TX, ISD ............................................     5.600     08/15/11         497
       210    Midland, TX, HFC Rev., Ser. A-2 ............................     8.450     12/01/11         222
       990    San Antonio, TX, Elec. & Gas Rev. ..........................     5.000     02/01/12         937
        10    San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ....     5.000     02/01/12          10
       300    Waco, TX, COP ..............................................     4.800     02/01/15         262
                                                                                                     --------
                                                                                                        4,016
                                                                                                     --------
              WASHINGTON-- 1.2%
       550    Washington St. Power Supply Sys. Rev., Ser. A
                 (Nuclear Proj. No. 2) ...................................     6.500     07/01/01         574
                                                                                                     --------
              WISCONSIN-- 0.8%
       430    Wisconsin St. Health & Educ. Fac. Auth. Rev.
                 (Agnesian Healthcare, Inc.) .............................     4.900     07/01/11         395
                                                                                                     --------

44 - Countrywide Investments

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    MUNICIPAL BONDS-- 98.2% (CONTINUED)                               RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$   45,604    TOTAL MUNICIPAL BONDS-- 98.2%
----------    (Amortized Cost $46,121) ...................................                           $ 45,782
                                                                                                     --------

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.8% ...............                                829
                                                                                                     --------

              NET ASSETS-- 100.0% ........................................                           $ 46,611
                                                                                                     --------

See accompanying notes to financial statements and notes to portfolios of investments.

                                                    Countrywide Investments - 45

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 98.0%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      255    Summit Co., OH, GO, Ser. A, Prerefunded @ 102 ..............     6.900%    08/01/00    $    269
        95    Ohio St. Higher Educ. Fac. Comm. Rev., Prerefunded @ 102 ...     7.250     12/01/00         100
       200    Montgomery Co., OH, Hosp. Rev. (Sisters of Charity),
                 Prerefunded @ 102 .......................................     6.625     05/15/01         207
       250    Franklin Co., OH, IDR (1st Comm. Village Healthcare),
                 Crossover Prerefunded @ 101.5 ...........................    10.125     08/01/01         274
        30    Clermont Co., OH, Hosp. Fac. Rev., Ser. A
                 (Mercy Health Sys.), Prerefunded @ 100 ..................     7.500     09/01/01          31
       460    Westerville, Minerva Park & Blendon, OH, Joint Hosp ........
                 Dist. Rev. (St. Ann's), Prerefunded @ 102 ...............     7.100     09/15/01         488
     1,000    Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.),
                 Prerefunded @ 102 .......................................     6.733     09/25/01       1,051
       850    Alliance, OH, Waterworks Sys. Rev., Prerefunded @ 102 ......     6.650     10/01/01         897
       500    Celina, OH, Wastewater Sys. Mtg. Rev., Prerefunded @ 101 ...     6.550     11/01/01         523
       500    Summit Co., OH, Various Purpose GO, Prerefunded @ 102 ......     6.625     12/01/01         529
       500    Clermont Co., OH, Sewer Sys. Rev., Prerefunded @ 102 .......     7.100     12/01/01         533
       500    Greene Co., OH, Water Sys. Rev., Prerefunded @ 102 .........     6.850     12/01/01         530
       461    Cleveland, OH, Waterworks Impt. Rev., Ser. 1992B,
                 Prerefunded @ 102 .......................................     6.500     01/01/02         486
       360    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
                 Prerefunded @ 102 .......................................     6.250     01/15/02         378
     1,000    Kent St. University General Receipts Rev.,
                 Prerefunded @ 102 .......................................     6.500     05/01/02       1,059
       500    Franklin Co., OH, Hosp. Rev., Ser. 1991
                 (Mt. Carmel Health), Prerefunded @ 102 ..................     6.750     06/01/02         533
       500    Mahoning Co., OH, Hosp. Impt. Rev. (YHA Proj.),
                 Prerefunded @ 100 .......................................     7.000     10/15/02         521
       675    Reynoldsburg, OH, CSD GO, Prerefunded @ 102 ................     6.550     12/01/02         722
       500    Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ..........     6.500     12/01/02         535
       127    Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.),
                 Prerefunded @ 100 .......................................    10.125     04/01/03         144
        31    Ohio St. Bldg. Auth. Rev. (Frank Lausche Proj.),
                 Prerefunded @ 100 .......................................    10.125     04/01/03          35
       230    Summit Co., OH, GO, Ser. A, Prerefunded @ 100 ..............     6.900     08/01/03         246
       500    Newark, OH, Water Sys. Impt. Rev., Prerefunded @ 102 .......     6.000     12/01/03         531
       290    Northwest, OH, LSD GO, Prerefunded @ 102 ...................     7.050     12/01/03         309
       500    Ohio St. Bldg. Auth. Rev., Ser. 1994A
                 (Juvenille Correctional Bldg.), Prerefunded @ 102 .......     6.600     10/01/04         546
       290    Alliance, OH, CSD GO .......................................     6.900     12/01/06         307
     1,095    West Clermont, OH, LSD GO ..................................     6.900     12/01/07       1,203
       500    Mansfield, OH, Hosp. Impt. Rev. (Mansfield General) ........     6.700     12/01/09         525
       465    Ohio Capital Corp. MFH Rev., Ser. 1990A ....................     7.500     01/01/10         479
       500    Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A .............     6.400     10/15/10         523
       500    Butler Co., OH, Hosp. Fac. Rev .............................
                 (Middletown Regional Hosp.) .............................     6.750     11/15/10         526
        39    Cleveland, OH, Waterworks Impt. Rev., Ser. F ...............     6.500     01/01/11          41
       240    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
                 Escrowed to Maturity ....................................     9.000     06/01/11         290

46 - Countrywide Investments

OHIO INSURED TAX-FREE FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 98.0% (CONTINUED)                      RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      320    Ohio HFA SFM Rev., Ser. D ..................................     7.000%    09/01/11    $    333
       365    Bexley, OH, CSD GO .........................................     7.125     12/01/11         423
       530    Urbana, OH, Wastewater Impt. GO ............................     7.050     12/01/11         569
       600    Westerville, OH, Water Sys. Impt. GO .......................     6.450     12/01/11         635
       500    Strongsville, OH, CSD GO ...................................     5.375     12/01/12         503
       500    Worthington, OH, CSD GO ....................................     6.375     12/01/12         525
       530    Ottawa Co., OH, GO .........................................     5.750     12/01/14         534
     1,000    Portage Co., OH, GO ........................................     6.200     12/01/14       1,045
     1,000    Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.) ......     5.875     09/01/15       1,002
       400    Warren, OH, Waterworks Rev .................................     5.500     11/01/15         393
     1,000    Buckeye Valley, OH, LSD GO .................................     6.850     12/01/15       1,128
       500    Delaware, OH, CSD GO .......................................     5.750     12/01/15         501
       500    Ohio St. Higher Educ. Fac. Rev. (University of Dayton) .....     6.750     12/01/15         529
       500    Cleveland, OH, Waterworks Impt. Rev., Ser. F ...............     6.250     01/01/16         511
       750    Columbus-Polaris Hsg. Corp. Rev ............................     7.400     01/01/16         817
       500    Ohio St. Air Quality Dev. Rev., Ser. A (Ohio Edison) .......     7.450     03/01/16         512
       186    Ohio HFA SFM Rev., Ser. 1990F ..............................     7.600     09/01/16         191
       606    Ohio HFA SFM Rev., Ser. 1991D ..............................     7.050     09/01/16         630
       750    Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ........     6.250     11/15/16         762
       815    Butler Co., OH, GO .........................................     5.750     12/01/16         816
       590    Garfield Heights, OH, Various Purpose GO,
                 Prerefunded @ 102 .......................................     7.050     12/01/16         617
     1,000    Youngstown St. University, OH, General Receipts Rev ........     4.750     12/15/16         861
     1,260    Cleveland, OH, Airport Sys. Rev., Ser. C ...................     5.125     01/01/17       1,148
       750    Butler Co., OH, Trans. Impt. Dist., Ser. A .................     5.125     04/01/17         684
       800    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .......     5.600     04/01/17         782
     1,000    Lorain Co., OH, Hosp. Rev. (Catholic Healthcare Partners) ..     5.625     09/01/17         967
       500    Toledo, OH, Sewer Sys. Rev .................................     6.350     11/15/17         515
     1,000    Toledo, OH, Waterworks Sys. Mtg. Rev .......................     4.750     11/15/17         853
     1,000    Rocky River, OH, CSD GO, Ser. 1998 .........................     5.375     12/01/17         949
     1,400    Cuyahoga Co., OH, Util. Sys. Impt. Rev .....................
                 (Medical Center Proj.) ..................................     5.125     02/15/18       1,262
       500    Ohio St. Air Quality Dev. Rev., Ser. 1990B (Ohio Edison) ...     7.100     06/01/18         515
     2,500    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .......     5.250     10/01/18       2,296
     1,000    Akron, OH, GO ..............................................     5.000     12/01/18         891
     1,670    Canton, OH, GO .............................................     4.750     12/01/18       1,416
     1,000    University of Cincinnati, OH, General Receipts Rev., Ser. A0     5.750     06/01/19         983
     1,000    Lucas-Northgate, OH, Housing Dev. Corp. Rev., Ser. A,
                 (Northgate Apt.) ........................................     5.950     07/01/19         965
     1,000    Lorain Co., OH, Health Fac. Rev., Ser. A
                 (Catholic Healthcare Partners) ..........................     5.500     09/01/19         935
       500    Rural Lorain, OH, Water Auth. Resource Impt. Rev ...........     5.750     10/01/19         493
     1,750    Lucas Co., OH, Hosp. Rev. (Promedica Healthcare) ...........     5.625     11/15/19       1,665
     2,000    Avon Lake, OH, CSD GO ......................................     5.500     12/01/19       1,909
     2,145    Brunswick, OH, CSD GO, Ser. B ..............................     5.750     12/01/19       2,115
       745    Crawford Co., OH, GO .......................................     4.750     12/01/19         625
     1,000    Evergreen, OH, LSD GO ......................................     5.500     12/01/19         955
     2,000    Hamilton, OH, CSD GO, Ser. A ...............................     5.500     12/01/19       1,909
       475    Ohio St. University General Receipts Rev., Ser. A ..........     5.750     12/01/19         464
       500    Akron, OH, GO ..............................................     5.800     11/01/20         481

                                                    Countrywide Investments - 47

OHIO INSURED TAX-FREE FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 98.0% (CONTINUED)                      RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    1,000    Greene Co., OH, Sewer Sys. Rev .............................     5.125%    12/01/20    $    891
     1,000    Ohio St. Air Quality Dev. Rev., Ser. 1985A
                 (Columbus & Southern Power) .............................     6.375     12/01/20       1,018
     1,000    Hamilton, OH, CSD GO .......................................     5.625     12/01/24         949
     1,250    Ohio St. University General Receipts Rev., Ser. A ..........     5.750     12/01/24       1,200
     1,000    Ohio St. Air Quality Dev. Auth. Rev.(Pollution Control) ....     6.450     05/01/27       1,019
     1,000    Hamilton Co., OH, Sales Tax. Rev. (Football Stadium Proj.) .     5.000     12/01/27         842
----------                                                                                           --------
$   61,630    TOTAL FIXED RATED REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $60,813) ...................................                           $ 60,904
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 1.0%                                               RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      650    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) ............     4.700%    01/01/00    $    650
        21    Summit Co., OH, Healthcare Fac. Rev., Ser. 97 ..............     5.550     01/07/00          21
----------                                                                                           --------
$      671    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
----------    (Amortized Cost $671) ......................................                                671
                                                                                                     --------

$   62,301    TOTAL INVESTMENTS AT VALUE-- 99.0%
----------    (Amortized Cost $61,484) ...................................                           $ 61,575

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0% ...............                                601
                                                                                                     --------

              NET ASSETS-- 100.0% ........................................                           $ 62,176
                                                                                                     --------

See accompanying notes to financial statements and notes to portfolios of investments.

48 - Countrywide Investments

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1999
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 1999.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
USD - Unified School District

                                                    Countrywide Investments - 49

                      This page intentionally left blank.

50 - Countrywide Investments

                      This page intentionally left blank.

                                                    Countrywide Investments - 51

COUNTRYWIDE TAX-FREE TRUST
--------------------------
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000
Rate Line: 579-0999

SHAREHOLDER SERVICES
--------------------
Nationwide: (Toll Free) 800-543-0407
Cincinnati: 629-2050

BOARD OF TRUSTEES
-----------------
William O. Coleman
Phillip R. Cox
H. Jerome Lerner
Robert H. Leshner
Jill T. McGruder
Oscar P. Robertson
Nelson Schwab, Jr.
Robert E. Stautberg
Joseph S. Stern, Jr.

INVESTMENT ADVISER/MANAGER
--------------------------
Countrywide Investments, Inc.
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
--------------
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Tax-Free Trust.